    As filed with the Securities and Exchange Commission on April 18, 2003


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 6                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 3                          ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             William J. Evers, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

        Stephen E. Roth, Esq.                    Sheila K. Davidson, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.


[ ] on ___________ pursuant to paragraph (a)(i) of 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                  CORPEXEC VUL

                           CORPORATE EXECUTIVE SERIES
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                            PROSPECTUS--MAY 1, 2003

     A FLEXIBLE PREMIUM CORPORATE SPONSORED VARIABLE LIFE INSURANCE POLICY
                          OFFERED TO INDIVIDUALS UNDER
     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

    You can send policy premiums and service requests to us at the following addresses:

PREMIUM REMITTANCE CENTER:                    SERVICE OFFICE:
  New York Life Insurance and Annuity         New York Life Insurance and Annuity
    Corporation                                 Corporation
  P.O. Box 930652                             NYLIFE Distributors, Inc.
  Kansas City, MO 64193-0652                  Attention: Executive Benefits
  Telephone: (913) 906-4000                   11400 Tomahawk Creek Parkway,
                                              Suite 200
                                              Leawood, KS 66211
                                              Telephone: (913) 906-4000

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board or any other agency.

     This life insurance policy is not considered an offering in any jurisdiction in which such an offering may not be lawfully made. We do not authorize any information or representations regarding the offering described in this prospectus and the Statement of Additional Information ("SAI") other than as contained in these materials or any attached supplements to them or in any supplemental sales material we authorize.

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
Benefits and Risks...................     4
  Benefits...........................     4
  Risks..............................     6
Table of Fees and Expenses...........     8
Definitions..........................    14
Management and Organization..........    16
  Insurer............................    16
  Your Policy........................    16
  About the Separate Account.........    16
Our Rights...........................    17
  The Fixed Account..................    17
  Interest Crediting.................    18
  How to Reach Us for Policy
     Services........................    18
  Funds and Eligible Portfolios......    18
  Investment Return..................    23
  Performance Calculations...........    23
  Voting.............................    24
Charges Associated with the Policy...    24
  Deductions from Premiums...........    24
     Sales Expense Charges...........    24
     State Tax Charge................    25
     Federal Tax Charge..............    25
  Deductions from Accumulation Value
     and Fixed Account Value.........    26
     Monthly Contract Charge.........    26
     Charge for Cost of Insurance....    26
     Rider Charges...................    26
  Separate Account Charges...........    27
     Mortality and Expense Risk
       Charge........................    27
     Charges for Federal Income
       Taxes.........................    27
  Fund Charges.......................    27
  Transaction Charges................    28
     Partial Withdrawal Charge.......    28
     Transfer Charge.................    28
  How the Policy Works...............    28
Description of the Policy............    28
  The Parties........................    28
     Policyowner.....................    29
     Insured.........................    29
     Beneficiary.....................    29
  The Policy.........................    29
     How the Policy is Available.....    29
     Policy Premiums.................    30
  Cash Value.........................    30
  Cash Surrender Value...............    30
  Alternative Cash Surrender Value...    30
  Investment Divisions and the Fixed
     Account.........................    30
  Amount in the Separate Account.....    30
  Determining the Value of an
     Accumulation Unit...............    31



                                        PAGE
                                        ----
  Amount in the Fixed Account........    31
  Transfers Among Investment
     Divisions and the Fixed
     Account.........................    32
  Limits on Transfers................    33
  Additional Benefits through
     Riders..........................    33
  Supplementary Term Rider...........    33
  Level Term Rider...................    34
  Term Rider vs. Base Policy
     Coverage........................    35
  Options Available at No Additional
     Charge..........................    36
  Dollar-Cost Averaging..............    36
  Automatic Asset Reallocation.......    37
  Tax-Free "Section 1035" Insurance
     Policy Exchanges................    37
  24 Month Exchange Privilege........    38
Premiums.............................    38
  Timing and Valuation...............    39
  Free Look..........................    39
  Premium Payments...................    39
  Premium Payments Returned for
     Insufficient Funds..............    40
Policy Payment Information...........    40
  When Life Insurance Coverage
     Begins..........................    40
  Changing the Face Amount of Your
     Policy..........................    40
  Policy Proceeds....................    41
  Payees.............................    41
  When We Pay Policy Proceeds........    42
  Payment Options....................    43
  Electing or Changing a Payment
     Option..........................    44
  Life Insurance Benefit Options.....    44
  Selection of Life Insurance Benefit
     Table...........................    45
  Effect of Investment Performance on
     the Death Benefit...............    46
  Changing Your Life Insurance
     Benefit Option..................    46
Additional Policy Provisions.........    46
  Change of Ownership................    47
  Records and Reports................    47
  Limits on Our Rights to Challenge
     Your Policy.....................    47
  Suicide............................    48
  Misstatement of Age or Sex.........    48
  Assignment.........................    48
Partial Withdrawals and Surrenders...    48
  Partial Withdrawals................    48
  Surrenders.........................    49
     Cash Value......................    49
     Cash Surrender Value............    50
     Alternative Cash Surrender
       Value.........................    50

                                        PAGE
                                        ----
     Requesting a Surrender..........    51
     When the Surrender is
       Effective.....................    51
Loans................................    51
  Loan Account.......................    51
  Interest on Value in Loan
     Account.........................    52
  Loan Interest......................    52
  Loan Repayment.....................    52
  The Effect of a Policy Loan........    53
Termination and Reinstatement........    53
  Late Period........................    53
  Reinstatement Option...............    54
Federal Income Tax Considerations....    54
  Our Intent.........................    54
  Diversification Standards and
     Control Issues..................    55
  Life Insurance Status of the
     Policy..........................    56
  Reasonableness Requirement for
     Charges.........................    56



                                        PAGE
                                        ----
  Modified Endowment Contract
     Status..........................    56
  Status of the Policy After the
     Insured is Age 100..............    57
  Partial Withdrawals and Policy
     Surrenders......................    57
  Policy Loans and Interest
     Deductions......................    58
  Corporate Owners...................    59
  Exchanges or Assignments of
     Policies........................    59
  Other Tax Issues...................    59
  Withholding........................    59
  Sales and Other Agreements.........    60
Legal Proceedings....................    60
Records and Reports..................    61
Financial Statements.................    61


     THE POLICY IS NOT AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY JURISDICTION WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. NYLIAC DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY SUPPLEMENTAL SALES MATERIAL NYLIAC PRODUCES.

     IN CERTAIN JURISDICTIONS, DIFFERENT PROVISIONS MAY APPLY TO THE POLICY. PLEASE REFER TO THE POLICY OR ASK YOUR REGISTERED REPRESENTATIVE FOR DETAILS REGARDING YOUR PARTICULAR POLICY.

                               BENEFITS AND RISKS

                                    BENEFITS

PROTECTION

     Corporate Executive Series Variable Universal Life Insurance ("CorpExec VUL") offers permanent life insurance protection which can, over time, become a valuable asset. We designed CorpExec VUL to provide insurance protection for group or sponsored arrangements.

     CorpExec VUL provides permanent life insurance coverage with the opportunity for tax-deferred cash value accumulation. Premium payments, less any applicable charges, are added to the Investment Divisions according to your instructions. The investment return of the policy is based on:

     -- the Accumulation Units held in each Investment Division for that policy;

     -- the investment experience of each Investment Division as measured by its actual net rate of return;

     -- the interest rate credited on amounts held in the Fixed Account; and

     -- the interest rate credited on amounts held in the Loan Account, if any.

     With CorpExec VUL, you have the potential for higher rates of return and cash value accumulation than with a fixed rate insurance policy.

FLEXIBLE PREMIUMS

     CorpExec VUL premium payments are flexible; you can select the timing and amount of premium you pay, within limits. Other than the initial minimum premium payment, there are no required premiums. As long as the Cash Value is sufficient to cover the policy's monthly deductions, you can increase, decrease or stop making premium payments to meet your changing needs.

LIQUIDITY THROUGH LOANS

     Using the policy as sole security, the policyowner may make a request to borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less (ii) any Policy Debt.

LIQUIDITY THROUGH WITHDRAWALS

     You can also withdraw an amount up to the Cash Value of your policy within limits. Partial withdrawals will reduce the policy's Cash Value, the Alternate Cash Surrender Value and the Cumulative Premium Amount and can reduce your Life Insurance Benefit. We will not allow a partial withdrawal for an amount that would cause your policy to fall below the policy's minimum face amount. Certain charges will apply. Partial withdrawals can result in a taxable event.

ALLOCATION ALTERNATIVES

     After we deduct the sales expense, state tax and federal tax charges from your premium, the policyowner may allocate the remaining amount among up to any 20 of

49 Allocation Alternatives. The Allocation Alternatives consist of 48 Investment Divisions and the Fixed Account. You can change Allocation Alternatives while your policy is in force.

CHANGE THE AMOUNT OF COVERAGE


     With CorpExec VUL, you are able to increase or decrease the policy's face amount. Increases are subject to underwriting. Contestability and Suicide provisions on any increased portion of coverage begin on the effective date of the increase. Increases in the face amount will also result in additional cost of insurance charges and a new seven year testing period for modified endowment contract status. We can limit any increase in the face amount of your policy. Under certain circumstances, it may be advantageous to increase your term insurance rider rather than increasing your face amount under your policy.


THREE LIFE INSURANCE BENEFIT OPTIONS

     CorpExec VUL offers three different life insurance benefit options that allow you to select the insurance plan that best meets your needs. These options allow you to determine how the death benefit will be paid.

     -- Option 1--a death benefit equal to the greater of (i) the Face Amount of the policy or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, as amended.

     -- Option 2--a benefit equal to the greater of (i) the Face Amount of the policy plus the Alternative Cash Surrender Value or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, as amended.

     -- Option 3--a benefit equal to the greater of (i) the Face Amount of the policy plus the Cumulative Premium Amount or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, as amended.

     Under these options, if the Insured dies on or after the Policy Anniversary on which the Insured is Age 100, the Life Insurance Benefit will be equal to the Alternative Cash Surrender Value, less any Policy Debt.

AUTOMATED INVESTMENT FEATURES

     There are two administrative features available to help you manage the policy's cash value and to adjust the investment allocation to suit changing needs. These features are: Automatic Asset Reallocation and Dollar Cost Averaging.

OPTIONAL RIDERS

     CorpExec VUL offers additional insurance coverage and other benefits through two optional riders, the Supplementary Term Rider and the Level Term Rider. These riders have costs associated with them.

A HIGHLY RATED COMPANY

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a subsidiary of New York Life Insurance Company ("NYLIC"). NYLIC has more than 150 years of experience in the offering of insurance products, and is a highly rated insurer. Ratings reflect only the firm's Fixed Account, and not the Investment Divisions.

                                     RISKS

INVESTMENT RISK

     While you have the potential for a higher rate of return than with a fixed rate policy, investment returns on the assets in the Separate Account may fall, and you can lose principal. Each Investment Division has its own investment objectives and investment strategy. We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk. Your premium allocation choices should be consistent with your personal investment objective.

RISK OF TERMINATION (ESPECIALLY ON MINIMALLY-FUNDED POLICIES)

     The policy does not automatically terminate if the policyowner does not pay the planned premiums. PAYMENT OF THESE PREMIUMS, HOWEVER, DOES NOT GUARANTEE THE POLICY WILL REMAIN IN FORCE.


     Depending on the timing and degree of fluctuations in actual investment returns, the Cash Surrender Value will also fluctuate. A lower Cash Surrender Value, under certain circumstances, could result in the lapse of the policy unless the policyowner makes additional premium payments to keep the policy in force. The policy terminates only when and if the Cash Surrender Value less any Policy Debt is insufficient to pay the charges deducted on each Monthly Deduction Day and the late period expires without sufficient payment.



     If, on a Monthly Deduction Day, the Cash Surrender Value less any Policy Debt is less than the amount of the charges to be deducted for the next policy month, the policy will go into default status. The policy will continue for a late period of 62 days beginning with the current Monthly Deduction Day. If we do not receive a premium sufficient to take the policy out of default status before the end of the late period, the policy will lapse and terminate and there will be no Cash Value or death benefit. Note that "termination" and "lapse" have the same meaning and effect throughout this prospectus.


     We will mail a notice to the policyowner at his or her last known address, and a copy to the last known assignee on our records, at least 31 days before the end of the late period. During the late period, the policy remains in force. If the Insured dies during the late period, we will pay the death benefit. However, these proceeds will be reduced by the amount of any Policy Debt and the amount of the charges to be deducted on each Monthly Deduction Day from the beginning of the late period through the policy month in which the Insured dies.


     There will be no more benefits under the policy once it terminates. However, a policyowner can apply to reinstate the policy (and optional riders, if elected when the policy was the first purchased) under certain circumstances. See "Termination and Reinstatement--Reinstatement Option."

POTENTIAL FOR INCREASED CHARGES

     The actual charges deducted reflect those shown as current charges on your policy. However, we have the right to increase those charges at any time up to the amount shown as the guaranteed maximum. In addition, we may increase the amount we deduct as a federal or state tax charge to reflect changes in tax law. However, the actual charges will never exceed the guaranteed charges. (See "Table of Fees and Expenses" for more information.)

RISK OF TERMINATION FROM POLICY LOANS

     The larger the loan becomes relative to the policy's cash value, the greater the risk that the policy's remaining cash value will not be sufficient to support the policy's charges and expenses, including any loan interest due, and the greater the risk of the policy terminating.

     A loan, repaid or not, has a permanent effect on your cash value. The effect could be favorable, if the Investment Divisions earn less than the interest rate charged on the loan amount in the Fixed Account, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater its effect on your cash value is likely to be. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be paid.

TAX RISKS

     The section of this prospectus entitled "Federal Income Tax Considerations" describes a number of tax issues that may arise in connection with the Policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable life insurance contracts in a manner that could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes: (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in policy benefits, the policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) the possibility that the policy may not qualify as life insurance under the federal tax law after the insured becomes age 100 and that the owner may be subject to adverse tax consequences at that time; and (5) the potential that corporate ownership of a policy may affect its exposure to the corporate alternative minimum tax.

PORTFOLIO RISKS

     A discussion of the risks of allocating cash value to each Fund can be found in that Fund's prospectus.

                           TABLE OF FEES AND EXPENSES


     The following tables describe the fees and expenses that you will pay when buying and owning the policy The first table describes the fees and expenses that you will pay at the time that you purchase the policy, make a partial withdrawal, or transfer cash value between investment options.

                                TRANSACTION FEES


                                           WHEN CHARGE
                 CHARGE                    IS DEDUCTED                             AMOUNT DEDUCTED
                 ------                    -----------                             ---------------
   Sales Expense Charge                    When premium      Current: 13.75%(1)
    Imposed on Premium Payments paid    payment is applied   Guaranteed Maximum: 14%(2)
    up to the Target Premium (as a %      up to age 100
    of premium payments)
   --------------------------------------------------------------------------------------------------------------------
   Sales Expense Charge                    When premium      Current: 1.25%(3)
    Imposed on Premium Payments paid    payment is applied   Guaranteed Maximum: 3.00%
    over the Target Premium (as a %       up to Age 100
    of premium payment)
   --------------------------------------------------------------------------------------------------------------------
   Premium Taxes (as a % of premium        When premium      All taxes may vary over time
    payment)                            payment is applied   Current: 2% of all premium payments
    State Tax                             up to age 100      Guaranteed maximum: 2%, subject to tax law changes
    Federal Tax                                              Current: 1.25% of all premium payments
                                                             Guaranteed maximum: 1.25%, subject to tax law changes
   Transfer Charge                          At time of       Current: No charge
                                             transfer        Guaranteed Maximum: $30 per transfer after 12 transfers in a Policy Year.
   --------------------------------------------------------------------------------------------------------------------
   Partial Withdrawal Charge                At time of       Current: no charge
                                            withdrawal       Guaranteed Maximum: $25



(1) Current sales expense charges for premium payments paid up to the Target Premium are reduced to 9.75% in Policy Years 2-7; 2.75% in Policy Years 8-10; and 1.75% in Policy Years 11 and beyond.



(2) Guaranteed maximum sales expense charges for premiums paid up to the Target Premium are reduced to 10% in Policy Years 2-7; and 5% in Policy Years 8 and beyond.



(3) Current sales expense charges for premium payments paid over the Target Premium are reduced to 0.75% in Policy Years 2-7 and 0.25% in Policy Years 8 and beyond.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Fund's fees and expenses.
             PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES


                                           WHEN CHARGE
                 CHARGE                    IS DEDUCTED                             AMOUNT DEDUCTED
   Cost of Insurance Charge(1)             Each Monthly      Guaranteed Maximum: $83.33 per $1,000 of Net Amount at
                                          Deduction Day      Risk(2)
                                        applied to Age 100
                                                             Guaranteed Minimum: $0.13 per $1,000 of Net Amount at Risk
                                                             Representative Insured (Male Age 45 Non-Smoker Guaranteed
                                                             Issue): $0.38 per $1,000 of Net Amount at Risk
   Monthly Contract Charge                 Each Monthly      Current: $5.00 ($60.00 annually)
                                          Deduction Day
                                        applied to Age 100   Guaranteed Maximum: $9.00 ($108.00 annually)
   Mortality and Expense Risk Charge          Daily          Current: 0.25%
    (as a % of the average daily
    Accumulation Value)                                      Guaranteed Maximum: 0.90%
   RIDERS
   Supplementary Term Rider(1)            Monthly until      Guaranteed Maximum: $41.71 per $1,000 of term insurance
                                          rider expires      benefit.
                                                             Guaranteed Minimum: $0.07 per $1,000 of term insurance
                                                             benefit.
                                                             Representative Insured (Male Age 45 Non-Smoker Guaranteed
                                                             Issue): $0.36 per $1,000 of term insurance benefit.
   Level Term Rider(1)                    Monthly until      Guaranteed Maximum: $41.71 per $1,000 of term insurance
                                          rider expires      benefit.
                                                             Guaranteed Minimum: $0.07 per $1,000 of term insurance face amount.
                                                             Representative Insured (Male Age 45 Non-Smoker Guaranteed
                                                             Issue): $0.36 per $1,000 of term insurance face amount.
   Loan Interest                        Monthly while loan   Current and Guaranteed Maximum: 6.00%
                                            balance is
                                           outstanding



(1) This cost varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. To obtain more information about particular Cost of Insurance and other charges as they apply to your policy, please contact your Registered Representative.



(2) "Net Amount at Risk" is equal to the Life Insurance Benefit minus the policy's Alternative Cash Surrender Value. See "Life Insurance Benefit Options" for more information.

     The next table shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2002. Fund expenses may be higher or lower in the future. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund.



     FUNDS' ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
                                   ASSETS)(1)



                                                                     MINIMUM                    MAXIMUM
                                                                     -------                    -------
   Total Annual Fund Companies' Operating Expenses(2)....             0.33%                      2.96%
   -------------------------------------------------------------------------------------------------------------



 (1) Expressed as a percentage of average net assets for the fiscal year ended December 31, 2002. This information is provided by the Funds and their agents, and is based on 2002 expenses and may reflect estimated charges. We have not verified the accuracy of this information.


 (2) Expenses that are deducted from Fund Company assets, including management fees, distribution fees, service fees 12b-1 fees, and other expenses.

                              FUND ANNUAL EXPENSES



     The following chart reflects fees and charges that are provided by the Funds or their agents which are based on 2002 expenses and may reflect estimated charges:



                                                                                                                      MAINSTAY VP
                                               MAINSTAY VP    MAINSTAY VP                               MAINSTAY VP   HIGH YIELD
                                 MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP     GROWTH       CORPORATE
                                    BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT      EQUITY         BOND
                                 -----------   ------------   -----------   -----------   -----------   -----------   -----------
FUND ANNUAL EXPENSES
  (as a % of average net assets
  for the fiscal year ended
  December 31, 2002)(a)
  Advisory Fees................     0.25%         0.36%          0.25%         0.36%         0.30%         0.25%         0.30%
  Administration Fees..........     0.20%         0.20%          0.20%         0.20%         0.20%         0.20%         0.20%
  12b-1 Fees...................     0.00%         0.00%          0.00%         0.00%         0.00%         0.00%         0.00%
  Other Expenses...............     0.07%         0.08%          0.10%         0.11%         0.09%         0.06%         0.10%
  Total Fund Annual Expenses...     0.52%         0.64%          0.55%         0.67%         0.59%         0.51%         0.60%



                                            MAINSTAY
                            MAINSTAY VP        VP                                         MAINSTAY VP   MAINSTAY VP
                              INDEXED     INTERNATIONAL   MAINSTAY VP     MAINSTAY VP      SMALL CAP       TOTAL      MAINSTAY VP
                              EQUITY         EQUITY       MID CAP CORE   MID CAP GROWTH     GROWTH        RETURN         VALUE
                            -----------   -------------   ------------   --------------   -----------   -----------   -----------
FUND ANNUAL EXPENSES
  (as a % of average net
  assets for the fiscal
  year ended December 31,
  2002)(a)
  Advisory Fees...........     0.10%          0.60%          0.85%(b)        0.75%(b)        1.00%(b)      0.32%         0.36%
  Administration Fees.....     0.20%          0.20%          0.00%(b)        0.00%(b)        0.00%(b)      0.20%         0.20%
  12b-1 Fees..............     0.00%          0.00%          0.00%           0.00%           0.00%         0.00%         0.00%
  Other Expenses..........     0.08%          0.31%          0.49%           0.35%           0.29%         0.09%         0.09%
  Total Fund Annual
    Expenses..............     0.38%          1.11%          1.34%(c)        1.10%(c)        1.29%(c)      0.61%         0.65%


                                                                 MAINSTAY VP
                                     MAINSTAY VP   MAINSTAY VP      EAGLE      MAINSTAY VP                    ALGER
                                      AMERICAN       DREYFUS        ASSET         LORD          ALGER       AMERICAN
                                       CENTURY        LARGE      MANAGEMENT      ABBETT       AMERICAN        SMALL
                                      INCOME &       COMPANY       GROWTH      DEVELOPING     LEVERAGED     CAPITALI-
                                       GROWTH         VALUE        EQUITY        GROWTH        ALLCAP        ZATION
                                     -----------   -----------   -----------   -----------    ---------     ---------
FUND ANNUAL EXPENSES
  (as a % of average net assets for
  the fiscal year ended December
  31, 2002)(a)
  Advisory Fees....................     0.50%         0.60%         0.50%         0.60%         0.85%         0.85%
  Administration Fees..............     0.20%         0.20%         0.20%         0.20%         0.00%         0.00%
  12b-1 Fees.......................     0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
  Other Expenses...................     0.22%         0.18%         0.11%         0.30%         0.11%         0.12%
  Total Fund Annual Expenses.......     0.92%         0.98%         0.81%         1.10%         0.96%         0.97%


                                         AMERICAN        AMERICAN
                                         CENTURY         CENTURY
                                     VP INTERNATIONAL    VP VALUE
                                        (CLASS II)      (CLASS II)
                                     ----------------   ----------
FUND ANNUAL EXPENSES
  (as a % of average net assets for
  the fiscal year ended December
  31, 2002)(a)
  Advisory Fees....................       1.19%(d)         0.86%(d)
  Administration Fees..............       0.00%            0.00%
  12b-1 Fees.......................       0.25%            0.25%
  Other Expenses...................       0.00%            0.00%
  Total Fund Annual Expenses.......       1.44%            1.11%


                                                    DREYFUS IP        DREYFUS VIF                            FIDELITY VIP
                                      CALVERT       TECHNOLOGY         DEVELOPING      FIDELITY(R) VIP(R)       EQUITY-
                                       SOCIAL         GROWTH           LEADERS(f)          CONTRAFUND           INCOME
                                      BALANCED   (INITIAL SHARES)   (INITIAL SHARES)    (INITIAL CLASS)     (INITIAL CLASS)
                                      --------   ----------------   ----------------   ------------------   ---------------
FUND ANNUAL EXPENSES
  (as a % of average net assets for
  the fiscal year ended December 31,
  2002)(a)
  Advisory Fees.....................  0.425%          0.75%              0.75%               0.58%               0.48%
  Administration Fees...............  0.275%          0.00%              0.00%               0.00%               0.00%
  12b-1 Fees........................   0.00%          0.00%              0.00%               0.00%               0.00%
  Other Expenses....................   0.21%          0.14%              0.06%               0.10%               0.09%
  Total Fund Annual Expenses........   0.91%          0.89%(e)           0.81%(e)            0.68%(g)            0.57%(g)

                                                           FIDELITY
                                       FIDELITY VIP           VIP
                                          GROWTH           INDEX 500
                                      (INITIAL CLASS)   (INITIAL CLASS)
                                      ---------------   ---------------
FUND ANNUAL EXPENSES
  (as a % of average net assets for
  the fiscal year ended December 31,
  2002)(a)
  Advisory Fees.....................       0.58%             0.24%
  Administration Fees...............       0.00%             0.00%
  12b-1 Fees........................       0.00%             0.00%
  Other Expenses....................       0.09%             0.09%
  Total Fund Annual Expenses........       0.67%(g)          0.33%(h)

                           FIDELITY(R) VIP      FIDELITY(R)       FIDELITY(R)        FIDELITY(R)      JANUS ASPEN     JANUS
                           INVESTMENT GRADE         VIP               VIP                VIP             SERIES       ASPEN
                            BOND PORTFOLIO        MID CAP          OVERSEAS       VALUE STRATEGIES      MID CAP       SERIES
                           (INITIAL CLASS)    (INITIAL CLASS)   (INITIAL CLASS)   (SERVICE CLASS 2)    GROWTH(J)     BALANCED
                           ----------------   ---------------   ---------------   -----------------   -----------    --------
FUND ANNUAL EXPENSES
  (as of % of average net
  assets for the fiscal
  year ended December 31,
  2002)(a)
  Advisory Fees..........       0.43%              0.58%             0.73%              0.58%            0.65%        0.65%
  Administration Fees....       0.00%              0.00%             0.00%              0.00%            0.00%        0.00%
  12b-1 Fees.............       0.00%              0.00%             0.00%              0.25%            0.00%        0.00%
  Other Expenses.........       0.11%              0.12%             0.17%              0.85%            0.02%        0.02%
  Total Fund Annual
    Expenses.............       0.54%(g)           0.70%(g)          0.90%(g)           1.68%(i)         0.67%        0.67%

                           JANUS ASPEN
                             SERIES
                            WORLDWIDE     LORD ABBETT
                             GROWTH      MID-CAP VALUE
                           -----------   -------------
FUND ANNUAL EXPENSES
  (as of % of average net
  assets for the fiscal
  year ended December 31,
  2002)(a)
  Advisory Fees..........     0.65%          0.75%
  Administration Fees....     0.00%          0.00%
  12b-1 Fees.............     0.00%          0.00%
  Other Expenses.........     0.05%          0.40%(k)
  Total Fund Annual
    Expenses.............     0.70%          1.15%(k)


                                                                         MORGAN     MORGAN    MORGAN
                                                                        STANLEY    STANLEY    STANLEY
                                                                          UIF        UIF        UIF
                          MFS(R)      MFS(R)                            EMERGING   EMERGING    U.S.      SCUDDER VIT
                         INVESTORS      NEW       MFS(R)     MFS(R)     MARKETS    MARKETS     REAL     EAFE(R) EQUITY
                           TRUST     DISCOVERY   RESEARCH   UTILITIES     DEBT      EQUITY    ESTATE        INDEX
                         ---------   ---------   --------   ---------   --------   --------   -------   --------------
FUND ANNUAL EXPENSES
  (as a % of average
  net assets for the
  fiscal year ended
  December 31, 2002)(a)
  Advisory Fees........    0.75%       0.90%      0.75%       0.75%      0.80%      1.25%      0.80%        0.45%
  Administration
    Fees...............    0.00%       0.00%      0.00%       0.00%      0.00%      0.00%      0.25%        0.00%
  12b-1 Fees...........    0.00%       0.00%      0.00%       0.00%      0.00%      0.00%      0.00%        0.00%
  Other Expenses.......    0.15%       0.19%      0.15%       0.18%      0.42%      0.68%      0.32%        0.47%
  Total Fund Annual
    Expenses...........    0.90%(l)    1.09%(l)   0.90%(l)    0.93%(l)   1.22%(m)   1.93%(m)   1.12%(m)     0.92%(n)


                                       T. ROWE    T. ROWE
                         SCUDDER VIT    PRICE      PRICE
                          SMALL CAP    EQUITY    LIMITED-
                            INDEX      INCOME    TERM BOND
                         -----------   -------   ---------
FUND ANNUAL EXPENSES
  (as a % of average
  net assets for the
  fiscal year ended
  December 31, 2002)(a)
  Advisory Fees........     0.35%       0.85%      0.70%
  Administration
    Fees...............     0.00%       0.00%      0.00%
  12b-1 Fees...........     0.00%       0.00%      0.00%
  Other Expenses.......     0.26%       0.00%      0.00%
  Total Fund Annual
    Expenses...........     0.61%(n)    0.85%(o)   0.70%(o)


------------

(a) The Fund or its agents provided the fees and charges which are based on 2002 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.


(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c) New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed the following percentages of average daily net assets: MainStay VP Mid Cap Core 0.98%; MainStay VP Mid Cap Growth 0.97%; MainStay VP Small Cap Growth 0.95%. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. Had these reductions been taken into account, the "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be as follows: MainStay VP Mid Cap Core 0.49%, 0.49%, and 0.98%; MainStay VP Mid Cap Growth 0.62%, 0.35%, and 0.97%; MainStay VP Small Cap Growth 0.66%, 0.29%, and 0.95%.


(d) The fund has a stepped fee schedule. As a result, the Fund's advisory fee generally decreases as Fund assets increase.


(e) The expenses shown are for the fiscal year ended December 31, 2002. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.


(f)  Formerly Dreyfus VIP Small Cap.


(g) Actual annual class operating expenses for these Fidelity portfolios were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. These offsets may be discontinued at any time.


(h) The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the Fund's manager at any time, including this reimbursement, the "Advisory Fees," "Other Expenses," and "Total Fund Annual Expenses" in 2002 were 0.24%, 0.04% and 0.28%, respectively.


(i) The fund's manager has voluntarily agreed to reimburse the class to the extent that local operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. This arrangement can be discontinued by the fund's manager at any time.


(j)  Formerly Janus Aspen Series Aggressive Growth.


(k) "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated based on estimates for the current fiscal year. For the year 2003, Lord Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

(l) Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Have these fee reductions been taken into account, "Total Fund Annual Expenses" would be lower for certain series and would equal 0.89% for Investors Trust Series, 1.05% for New Discovery Series, 0.89% for Research Series and 0.92% for Utilities Series. In addition, MFS has contractually agreed, such to reimbursement, to bear expenses for the New Discovery Series such that the series' "Other Expenses" (after taking into account the expense offset arrangement already described), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.


(m) Fund annual expenses listed are prior to any waivers and reimbursements made by the Adviser. The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Emerging Markets Debt Portfolio 1.30%, Emerging Markets Equity Portfolio 1.75% and U.S. Real Estate Portfolio 1.10%. The Adviser may terminate this voluntary waiver at any time at its sole discretion. Had these reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively would be as follows: Emerging Markets Debt Portfolio 0.80%, 0.0%, 0.42%, 1.22%, Emerging Markets Equity Portfolio 1.13%, 0.00%, 0.62, 1.75% and U.S. Real Estate Portfolio 0.78%, 0.00%, 0.32%, 1.10%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.06% of such investment related expenses.


(n) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit the "Total Fund Annual Expenses," to 0.65% for Scudder VIT EAFE(R) Equity Index and to 0.45% for Scudder VIT Small Cap Index, of the average daily net assets of the Funds until April 30, 2005.


(o) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.

                                  DEFINITIONS


ACCUMULATION UNIT: An accounting unit we use to calculate the value in the Investment Divisions. We use net Premiums and transfers allocated to the Investment Divisions to purchase Accumulation Units in those Investment Divisions.

ACCUMULATION VALUE: The sum of the dollar value of the Accumulation Units in all of the Investment Divisions.

ALLOCATION ALTERNATIVES: The 48 Investment Divisions of the Separate Account and the Fixed Account. Policyowners may invest in a total of 20 Allocation Alternatives at any one time.


ALTERNATIVE CASH SURRENDER VALUE: The Cash Value of the Policy plus the value of the Deferred Premium Load Account, less any Policy Debt.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for regular trading. Our Business Day ends at 4:00 PM Eastern Time on the closing of regular trading on the New York Stock Exchange, if earlier.



CASH VALUE ACCUMULATION TEST ("CVAT"): An Internal Revenue Service ("IRS") test to determine whether a policy can be considered life insurance. See "Life Insurance Benefit Options" for more information.


CASH SURRENDER VALUE:  The Cash Value.


CASH VALUE: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account and (c) the value in the Loan Account.


CUMULATIVE PREMIUM AMOUNT: An amount representing the sum of the total planned and unplanned premium payments made under the policy less the total partial withdrawals and partial withdrawal fees taken under the policy. Reductions due to partial withdrawals will never cause this amount to be less than zero. This is used in the calculation of Life Insurance Benefit Option 3.

DEFERRED PREMIUM LOAD ACCOUNT: An account representing a portion of the cumulative Sales Expense Charge, State Tax Charge, and Federal Tax Charge collected.

ELIGIBLE PORTFOLIOS (PORTFOLIOS"): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FACE AMOUNT: The initial face amount shown on the Policy Data Page, plus or minus any changes made to the initial face amount.

FIXED ACCOUNT: The Allocation Alternative that credits interest at fixed rates subject to a minimum guarantee. Assets in the Fixed Account are part of NYLIAC's general account.

FUND:  An open-end management investment company.

GENERAL ACCOUNT: An account representing all of NYLIAC's assets, liabilities, capital and surplus, income, gains or losses that are not included in the Separate Account or any other separate account. We allocate any net premium payments you make during the free look period to this account.

GUIDELINE PREMIUM TEST ("GPT"): Guideline Premium Test. An IRS test to determine whether a policy can be considered life insurance. See "Life Insurance Benefit Options" for more information.


INSURED:  The person whose life the policy insures.

INVESTMENT DIVISION: A division of the Separate Account. Each Investment Division Invests exclusively in shares of a specified Eligible Portfolio.


IRC:  Internal Revenue Code.


ISSUE DATE:  The date we issue the policy as specified on the Policy Data Page.

LIFE INSURANCE BENEFIT: The death benefit calculated under the Life Insurance Benefit Option you have chosen.

LOAN ACCOUNT: The account that holds a portion of Cash Value for the purpose of securing any outstanding loans, including accrued interest. It is part of NYLIAC's General Account.

MONTHLY DEDUCTION DAY: The date as of which we deduct the monthly contract charge, the cost of insurance charge and a rider charge for the cost of any additional riders from the Cash Surrender Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial premium payment.

MORTALITY AND EXPENSE RISK: The risk that the group of lives we have insured under our policies will not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have estimated (expense risk).

NET PREMIUM: Premium you pay less the sales expense, state tax and federal tax charges.

POLICY DATA PAGE: Page 2 of your policy. The Policy Data Page contains your policy's specifications.

POLICY DATE: It is the date we use as the starting point for determining Policy Years and Monthly Deduction Days. Generally, you may not choose a Policy Date that is more than six months before your policy's Issue Date. You can find your Policy Date on the Policy Data Page.

POLICY DEBT: The amount of any outstanding loans under the policy, including accrued interest.

POLICY PROCEEDS: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect.

POLICY YEAR: The twelve-month period starting on your Policy Date, and each twelve-month period thereafter.

PORTFOLIOS: The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

SEPARATE ACCOUNT: NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I, a segregated asset account NYLIAC established to receive and invest net premiums which are allocated to the Investment Divisions.


TARGET PREMIUM: An amount used to determine the sales expense charge that is based on the Face Amount.

WE OR US:  NYLIAC
                          MANAGEMENT AND ORGANIZATION

INSURER

New York Life Insurance and Annuity Company ("NYLIAC")
(a wholly-owned subsidiary of New York Life Insurance Company)
51 Madison Avenue
New York NY 10010

YOUR POLICY

     CorpExec VUL is offered by NYLIAC. Policy assets are invested in Corporate Sponsored Variable Universal Life Separate Account-I (the Separate Account"), which has been in existence since May 24, 1996.

     The income, gains and losses credited to, or charged against the Separate Account reflect its own investment experience, and not that of NYLIAC's other assets. It is important to note that the policy's assets may be used to pay only those NYLIAC liabilities that arise from the policies. NYLIAC is obligated to pay all amounts promised to policyowners under the policies.

ABOUT THE SEPARATE ACCOUNT

     NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the "Separate Account.") is a segregated asset account that NYLIAC has established to receive and invest your net premiums. NYLIAC established the Separate Account on May 24, 1996 under the laws of Delaware, in accordance with resolutions set forth by the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices or policies of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account without regard to income, capital gains and capital losses arising our of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of NYLIAC's Fixed Account and the performance of any other Separate Account. The obligations under the policies are obligations of NYLIAC.

     The Separate Account currently consists of 48 Investment Divisions available under a policy. The Investment Divisions invest exclusively in the corresponding Eligible Portfolios of the Funds. The income, capital gains and capital losses incurred on the assets of an Investment Division are credited to or charged against the assets of that Investment Division, without regard to the income, capital gains or capital losses of any other Investment Division. The Investment Divisions of the Separate Account are designed to provide money to pay benefits under your policy, but they do not guarantee a minimum rate of return or protect against asset depreciation. They will fluctuate up and down depending on the performance of the Eligible Portfolios.

                                   OUR RIGHTS

     We may take certain actions relating to our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws including obtaining any required approval of the Securities and Exchange Commission ("SEC") and any other required regulatory approvals. If necessary, we will seek approval of our policyowners.

     Specifically we reserve the right to:

     -- add or remove any Investment Division;

     -- create new separate accounts;

     -- combine the Separate Account with one or more other separate accounts;

     -- operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

     -- deregister the Separate Account under the 1940 Act;

     -- manage the Separate Account under the direction of a committee or discharge such committee at any time;

     -- transfer the assets of the Separate Account to one or more other separate accounts;

     -- restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account; and

     -- change the name of the Separate Account.

THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in our general account, which includes all of our assets except those assets specifically allocated to separate accounts. These assets are subject to the claims of our general creditors. We can invest the assets of the Fixed Account however we choose, within limits. Your interest in the Fixed Account is not registered under the Securities Act of 1933 as amended (the "1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Therefore, the Fixed Account and any interest earned in the Fixed Account generally are not subject to these statutes.

INTEREST CREDITING

     Any amounts in the Fixed Account are credited with interest using a fixed interest rate, which we will declare periodically in advance. This rate will never be less than 3% per year.

     Interest accrues daily and is credited on each Monthly Deduction Day. All Net Premiums applied to, and amounts transferred to, less amounts withdrawn, transferred from or charged against the Fixed Account receive the rate in effect at that time.

HOW TO REACH US FOR POLICY SERVICES

     You can reach us at our Service Office:

     New York Life Insurance and Annuity Corporation
     NYLIFE Distributors, Inc.
     Attention: Executive Benefits
     11400 Tomahawk Creek Parkway, Suite 200
     Leawood, KS 66211
     Telephone: (913) 906-4000

FUNDS AND ELIGIBLE PORTFOLIOS

     The portfolios of each Fund eligible for investment, along with their advisers and investment objectives are listed in the following table. For more information about each of these portfolios please read their prospectuses which are found at the end of the Policy's prospectus.

----------------------------------------------------------------------------------------------------
              FUND                      INVESTMENT ADVISER               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------

 MainStay VP Series Fund, Inc.       New York Life Investment
                                     Management LLC ("NYLIM")
  --MainStay VP Bond                          NYLIM                - highest income over the long
                                                                     term consistent with preservation
                                                                     of principal
  --MainStay VP Capital                       NYLIM                - long-term growth of capital
    Appreciation
  --MainStay VP Cash Management               NYLIM                - as high a level of current
                                                                     income as is considered
                                                                     consistent with the
                                                                     preservation of capital and
                                                                     liquidity
  --MainStay VP Convertible                   NYLIM                - capital appreciation together
                                                                     with current income
  --MainStay VP Government                    NYLIM                - high level of current income,
                                                                     consistent with safety of
                                                                     principal
  --MainStay VP Growth Equity                 NYLIM                - long-term growth of capital,
                                                                     with income as a secondary
                                                                     consideration
  --MainStay VP High Yield                    NYLIM                - maximum current income through
    Corporate Bond                                                   investment in a diversified
                                                                     portfolio of high yield, high
                                                                     risk debt securities

----------------------------------------------------------------------------------------------------
              FUND                      INVESTMENT ADVISER               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------
  --MainStay VP Indexed Equity                 NYLIM                - Investment results that
                                                                      correspond to the total return
                                                                      performance (and reflect
                                                                      reinvestment of dividends) of
                                                                      publicly traded common stocks
                                                                      represented by the S&P 500(R)
                                                                      Index.
  --MainStay VP International                  NYLIM                - long-term growth of capital by
    Equity                                                            investing in a portfolio
                                                                      consisting primarily of
                                                                      non-U.S. equity securities
  --MainStay VP Mid Cap Core                   NYLIM                - Long-term growth of capital by
                                                                      investing primarily in common
                                                                      stocks of U.S. companies with
                                                                      market capitalizations similar
                                                                      to those companies in the
                                                                      Russell MidCap Index.
  --MainStay VP Mid Cap Growth                 NYLIM                - Long-term growth of capital by
                                                                      investing primarily in common
                                                                      stocks of U.S. companies with
                                                                      market capitalizations similar
                                                                      to those companies in the S&P
                                                                      MidCap 400 Index.
  --MainStay VP Small Cap                      NYLIM                - Long-term capital appreciation
    Growth                                                            by investing primarily in
                                                                      equities of companies with
                                                                      market capitalizations similar
                                                                      to those in the Russell 2000
                                                                      Index.
  --MainStay VP Total Return                   NYLIM                - current income consistent with
                                                                      reasonable opportunity for
                                                                      future growth of capital and
                                                                      income
  --MainStay VP Value                          NYLIM                - maximum long-term total return
                                                                      from a combination of capital
                                                                      growth and income
  --MainStay VP American                       NYLIM                - dividend growth, current income
    Century Income & Growth         Subadviser: American Century      and capital appreciation
                                     Investment Management, Inc.
  --MainStay VP Dreyfus Large                  NYLIM                - capital appreciation
    Company Value                     Subadviser: The Dreyfus
                                             Corporation
  --MainStay VP Eagle Asset                    NYLIM                - growth through long-term
    Management Growth Equity          Subadviser: Eagle Asset         capital appreciation
                                          Management, Inc.
  --MainStay VP Lord Abbett                    NYLIM                - long-term growth of capital
    Developing Growth              Subadviser: Lord Abbett & Co.      through a diversified and
                                                LLC                   actively-managed portfolio
                                                                      consisting of developing growth
                                                                      companies, many of which are
                                                                      traded over-the-counter.



----------------------------------------------------------------------------------------------------
  (1) "S&P 500" is a registered trademark of The McGraw-Hill Companies, Inc., This product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this product.

----------------------------------------------------------------------------------------------------
              FUND                      INVESTMENT ADVISER               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------
 The Alger American Fund
   --Alger American Leveraged      Fred Alger Management, Inc.     - Long-term capital appreciation
     AllCap                                                          by focusing on companies of all
                                                                     sizes which demonstrate
                                                                     promising growth potential.
   --Alger American Small                                          - Long-term capital appreciation
     Capitalization                                                  by focusing on small, fast
                                                                     growing companies that offer
                                                                     innovative products, services,
                                                                     or technologies to a rapidly
                                                                     expanding marketplace.
----------------------------------------------------------------------------------------------------
 American Century(R) Variable            American Century
 Portfolios, Inc.                   Investment Services, Inc.
   --American Century VP                                           - Growth of capital by investing
     International (Class II)                                        in stocks of growing foreign
                                                                     companies in developed
                                                                     countries.
   --American Century VP Value                                     - Long-term capital growth by
     (Class II)                                                      investing in stocks of
                                                                     companies believed to be
                                                                     undervalued at the time of
                                                                     purchase.
----------------------------------------------------------------------------------------------------
 Calvert Variable Series, Inc.
  --Calvert Social Balanced           Adviser: Calvert Asset       - Growth of capital through
                                     Management Company, Inc.        investment in enterprises that
                                    Subadvisers: Brown Capital       make a significant contribution
                                  Management, Inc. and SsgA Funds    to society.
                                         Management, Inc.
----------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios
  --Dreyfus IP Technology Growth     The Dreyfus Corporation       - Capital appreciation by
                                                                     investing primarily in stocks of
                                                                     growing companies of any size
                                                                     believed to be leading
                                                                     producers or beneficiaries of
                                                                     technological innovations.
----------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment
 Fund
  --Dreyfus VIF Small Cap            The Dreyfus Corporation       - Maximize capital appreciation
                                                                     by investing primarily in
                                                                     small-cap companies with market
                                                                     capitalizations of less than $2
                                                                     billion at the time of
                                                                     purchase.
----------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance
 Products Fund
  --Fidelity(R) VIP               Fidelity Management & Research   - Long-term capital appreciation.
    Contrafund(R)                             Company              - Reasonable current income while
  --Fidelity(R) VIP                                                  considering the potential for
    Equity-Income                                                    long-term capital appreciation.
                                                                   - Capital appreciation by
  --Fidelity(R) VIP Growth                                           investing primarily in common
                                                                     stocks of domestic and foreign
                                                                     issuers that FMR believes have
                                                                     above-average growth potential.


----------------------------------------------------------------------------------------------------
              FUND                      INVESTMENT ADVISER               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------
  --Fidelity(R) VIP Index 500                                      - Investment results that
                                                                     correspond to the total return of
                                                                     common stocks as represented by
                                                                     the S&P 500(R) Index*.
  --Fidelity(R) VIP Investment                                     - Seeks as high a level of
    Grade Bond                                                       current income as is consistent
                                                                     with the preservation of
                                                                     capital.
  --Fidelity(R) VIP Mid-Cap                                        - Long-term growth of capital by
                                                                     investing at least 80% of total
                                                                     assets in common stocks of
                                                                     medium-sized companies whose
                                                                     market capitalization falls
                                                                     within the range of companies
                                                                     in the S&P Mid Cap 400 Index.
  --Fidelity(R) VIP Overseas                                       - Long-term growth of capital by
                                                                     investing at least 80% of total
                                                                     assets in foreign securities.
  --Fidelity(R) VIP Value                                          - Capital appreciation by
    Strategies                                                       investing primarily in commons
                                                                     stocks of companies which are
                                                                     believed to be undervalued in
                                                                     the marketplace in relation to
                                                                     factors such as the company's
                                                                     assets, sales, earnings, or
                                                                     growth potential.
----------------------------------------------------------------------------------------------------
 Janus Aspen Series
  --Janus Aspen Series                    Janus Capital            - Invests under normal
    Aggressive Growth                     Management, LLC            circumstances, at least 80% of
                                                                     its net assets in equity
                                                                     securities of mid-sized
                                                                     companies whose mark
                                                                     capitalization falls, at the
                                                                     time of initial purchase, in
                                                                     the 12-month average of the
                                                                     capitalization ranges of the
                                                                     Russell MidCap Growth Index.
  --Janus Aspen Series Balanced                                    - Long-term growth of capital in
                                                                     a manner consistent with
                                                                     preservation of capital and
                                                                     balanced by current income.
  --Janus Aspen Series                                             - Long-term growth of capital in
    Worldwide Growth                                                 a manner consistent with the
                                                                     preservation of capital by
                                                                     investing primarily in foreign
                                                                     and domestic issuers.
----------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund, Inc.
  --Lord Abbett Mid-Cap Value           Lord, Abbett & Co.         - Capital appreciation by
                                         ("Lord Abbett")             investing primarily in equity
                                                                     securities which are believed
                                                                     to be undervalued in the
                                                                     marketplace.
----------------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust Massachusetts Financial Services
 (SM)                                         Company
  --MFS(R) Investors Trust                                         - Long-term growth of capital and
    Series                                                           reasonable current income.
  --MFS(R) Research Series                                         - Long-term growth of capital and
                                                                     future income.

----------------------------------------------------------------------------------------------------
              FUND                      INVESTMENT ADVISER               INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------
  --MFS(R) Utilities Series                                        - Capital growth and current
                                                                     income by investing in a minimum
                                                                     of 80% of its net assets in
                                                                     equity and debt securities of
                                                                     domestic and foreign companies
                                                                     (including emerging markets) in
                                                                     the utilities industry.
  --MFS(R) New Discovery Series                                    - Capital appreciation by
                                                                     investing in a minimum of 65% of
                                                                     its net assets in equity
                                                                     securities of emerging growth
                                                                     companies.
----------------------------------------------------------------------------------------------------
 Scudder VIT Funds (Class A
 Shares)
  --Scudder VIT EAFE(R) Equity  Deutsche Asset Management, Inc.    - Investment results that
    Index Fund                                                       replicate, before expenses, the
                                                                     performance of the EAFE(R)
                                                                     Index, which measures
                                                                     international stock market
                                                                     performance.
  --Scudder VIT Small Cap Index                                    - Investment results that
    Fund                                                             replicate, before expenses, the
                                                                     performance of the Russell 2000
                                                                     Small Stock Index, which
                                                                     emphasizes stocks of small US
                                                                     companies.
----------------------------------------------------------------------------------------------------
 The Universal Institutional
 Funds, Inc.
  --Morgan Stanley UIF Emerging      Morgan Stanley Investment     - High total return by investing
    Markets Debt                          Management, Inc.           primarily in fixed income
                                                                     securities of government and
                                                                     government-related issuers and,
                                                                     to a lesser extent, of
                                                                     corporate issuers in emerging
                                                                     market countries.
  --Morgan Stanley UIF Emerging                                    - Long-term capital appreciation
    Markets Equity                                                   by investing primarily in growth-
                                                                     oriented equity securities of
                                                                     companies in emerging market
                                                                     countries.
  --Morgan Stanley UIF U.S.                                        - Above average current income
    Real Estate                                                      and long-term capital
                                                                     appreciation by investing
                                                                     primarily in equity securities
                                                                     of companies in the U.S. real
                                                                     estate industry, including real
                                                                     estate investment trusts.
----------------------------------------------------------------------------------------------------
 T. Rowe Price Equity                T. Rowe Price Investment
 Series, Inc.                            Management, Inc.
  --T. Rowe Price Equity Income                                    - Substantial dividend income and
                                                                     also long-term capital
                                                                     appreciation by investing
                                                                     primarily in dividend-paying
                                                                     common stocks of established
                                                                     companies.
----------------------------------------------------------------------------------------------------
 T. Rowe Price Fixed Income
 Series, Inc.
  --T. Rowe Price Limited-Term    T. Rowe Price Associates, Inc.   - high level of income consistent
    Bond                                                             with moderate fluctuations in
                                                                     principal value.
----------------------------------------------------------------------------------------------------

     The Investment Divisions invest in the Corresponding Eligible Portfolios. You can choose to allocate your net premium payment to a maximum of 20 of the 48 Investment Divisions and/or the Fixed Account.

     The Investment Divisions offered through the CorpExec VUL policy and described in this prospectus are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

INVESTMENT RETURN

     The investment return of a Policy is based on:

     - the Accumulation Units held in each Investment Division for that policy;

     - the Investment experience of each Investment Division as measured by its actual net rate of return;

     - the interest rate credited on amounts held in the Fixed Account; and

     - the interest rate credited on amounts held in the Loan Account, if any.

     The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Portfolio, any dividend or capital gains distributions declared by the Funds, and the policy's mortality and expense risk charge. These investment returns do not reflect any other policy charges, and, if they did, the returns shown would be reduced.

PERFORMANCE CALCULATIONS

     From time to time, we may advertise the performance of the Investment Divisions. These performance figures do not include contract charges such as the policy service fee, sales expense charge, tax charges, cost of insurance, and rider charges.

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the Investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds or common stock and bond indexes; and (ii) other groups of variable life insurance separate accounts or other Investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria.


     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies; A.M. Best and Moody's (for financial stability and strength) and Standard and Poor's and Duff & Phelps (for claims paying ability). However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.


     We may also advertise a hypothetical illustration of policy values, including all contract charges.

VOTING

     We will vote the shares that the Investment Divisions of the Separate Account held in the Portfolio Companies at any regular and special shareholder meetings of the Funds. We will vote these shares according to the instructions we receive from our policyowners who have invested their premiums in Investment Divisions that invest in the Fund holding the meeting. However, if the law changes to allow us to vote the shares in our own right, we may decide to do so.

     While your policy is in effect, you can provide voting instructions to us for each Investment Division in which you have assets. The number of votes you are entitled to will be determined by dividing the units you have invested in an Investment Division by the net asset value per unit for the Eligible Portfolio underlying that Investment Division.

     We will determine the number of votes you are entitled to on the date established by the underlying Fund for determining shareholders that are eligible to vote at the meeting of the relevant Fund. We will send you written voting instructions prior to the meeting according to the procedures established by the Fund. We will send proxy material, reports and other materials relating to the Fund to each person having a voting interest.

     We will vote the Fund shares for which we do not receive timely instructions in the same proportion as the shares for which we receive voting instructions in a timely manner. We will use voting instructions to abstain from voting on an item to reduce the number of votes eligible to be cast.

                       CHARGES ASSOCIATED WITH THE POLICY

     As with all life Insurance policies, certain charges apply when you purchase CorpExec VUL. The following is a summary explanation of these charges. (See "Additional Information about Charges" in the SAI for more information.)

                            DEDUCTIONS FROM PREMIUMS

     When we receive a premium payment from you, whether planned or unplanned, we will deduct a sales expense charge, a state tax charge and a federal tax charge.

SALES EXPENSE CHARGE

     Current Sales Expense Charge--The Sales Expense Charge is deducted as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a Sales Expense Charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a Sales Expense Charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a Sales Expense Charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year.

     Guaranteed Sales Expense Charge--We may change the sales expense charge at any time. During the first Policy Year, we guarantee that any sales expense charge we deduct will never exceed 14% of any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a sales expense charge for more than 3% from any additional premiums in that Policy Year. Beginning in the second Policy Year, we guarantee that any sales expense charge we deduct will never exceed 10% of any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a sales expense charge of more than 3% from any additional premiums in that Policy Year. Beginning in the eighth Policy Year, we guarantee that any sales expense charge we deduct will never exceed 5% of any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a sales expense charge of more than 3% from any additional premiums paid in that Policy Year.

     The Target Premium, as shown on the Policy Data Page, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     We reserve the right to increase this charge in the future, but it will never exceed the maximums as stated above. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that the sales expense charge does not cover sales expenses, they will be recovered from NYLIAC surplus, including any amounts derived from the mortality and expense risk charge and the cost of insurance charge.

STATE TAX CHARGE

     Various states and jurisdictions impose a tax on premiums received by insurance companies. State tax rates vary from state to state and currently range from 0.5% to 3.5%. We currently deduct 2% of each premium payment you make as a state tax charge. This is equal to $20 per $1,000 of life insurance premium. The 2% of premium we deduct for the state tax charge may not reflect the actual tax charged in your state. Two percent represents the approximate average of taxes assessed by the states. We may increase this charge to reflect changes in applicable law. In Oregon, this charge is referred to as a "State Tax Charge Back," and the rate may not be changed for the life of the policy.

FEDERAL TAX CHARGE

     NYLIAC's federal tax obligations will increase based upon premiums received under the policies. We deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal tax charge. We may increase this charge to reflect changes in applicable law.

           DEDUCTIONS FROM ACCUMULATION VALUE AND FIXED ACCOUNT VALUE

     On each Monthly Deduction Day, we deduct a monthly contract charge and a cost of insurance charge (which will include a charge for the cost of any additional riders, if selected by the policyowner). The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the policy's Cash Value in each Investment Division and the Fixed Account in proportion to the policy's Cash Value in each.

MONTHLY CONTRACT CHARGE

     The monthly charge, currently equal to $5.00 ($60.00 annually), compensates us for costs incurred in providing certain administrative services including premium collection, record-keeping, processing claims and communicating with policyowners. This charge is not designed to produce a profit.

     If the cost of providing these administrative services increases, we reserve the right to increase this charge, subject to a maximum of $9.00 ($108.00 annually)

CHARGE FOR COST OF INSURANCE


     A charge for the cost of insurance is deducted on each Monthly Deduction Day for the cost of providing a Life Insurance Benefit to you. Maximum cost of insurance rates are set forth on your Policy Data Page. The Life Insurance Benefit varies based on the performance of the Investment Divisions selected, interest credits to the Fixed Accounts, outstanding loans (including loan interest), charges and premium payments. The current rates are based on the gender, smoker class, policy duration, underwriting class and issue age of the Insured. The maximum cost of insurance rates are set forth on your Policy Data Page. We may change the current cost of insurance rates based on changes in future expectations of such factors as mortality, investment income, expenses and persistency. The cost of insurance charge for any month will equal:


                                a times (b - c)

     Where: a = the applicable cost of insurance rate b = the number of thousands of death benefit as of the Monthly
                   Deduction Day divided by 1.0032737
               c = the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before this cost of insurance charge, but after the monthly contract charge and any charges for riders are deducted).

     The cost of insurance charge will never be less than zero.

     For insured rated sub-standard risks, an additional charge may be assessed as part of the cost of insurance charge. Any additional flat extra charges (which might apply to certain insureds based on our underwriting) and charges for optional benefits added by rider will also be deducted on each Monthly Deduction Day.

RIDER CHARGES

     Each month, we include the monthly cost of insurance for any optional riders you have chosen in the cost of insurance charge. (For more information about specific riders' charges, see "Table of Fees and Expenses.")

                            SEPARATE ACCOUNT CHARGES

MORTALITY AND EXPENSE RISK CHARGE

     Current--We currently deduct a daily mortality and expense risk charge that is equal to an annual rate of 0.25%, or $2.50 per $1,000, of the average daily net asset value of each Investment Division's assets.

     Guaranteed Maximum--We guarantee that the mortality and expense risk charge will never exceed an annual rate of 0.90%, or $9 per $1,000, of the average daily net asset value of each Investment Division's assets.

     The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than what we estimated.

     If these charges are insufficient to cover actual costs and assumed risks, the loss will be deducted from the NYLIAC surplus. Conversely, if the charge proves more than sufficient, any excess will be added to the NYLIAC surplus. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that they are not adequately covered by the sales expense charge.

CHARGES FOR FEDERAL INCOME TAXES

     We do not currently deduct a charge for federal income taxes from the Investment Divisions, although we may do so in the future, to reflect possible changes in the law.

                                  FUND CHARGES


     Each Investment Division of the Separate Account purchases shares of the corresponding Portfolio at the net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by the relevant Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy and may vary from year to year. These fees and expenses are described in the Funds' prospectuses. See "Fund Annual Expenses" for more information.

                              TRANSACTION CHARGES


     PARTIAL WITHDRAWAL CHARGE--When you make a partial withdrawal, we reserve the right to deduct a fee, not to exceed $25, for processing the Partial Withdrawal.



     TRANSFER CHARGE--We currently do not charge for transfers made between Investment Divisions. However, we reserve the right to charge $30 per transfer for any transfer in excess of 12 in a Policy Year.


HOW THE POLICY WORKS

     This example is based on the charges applicable to a policy during the first Policy Year, issued on a medically underwritten, non-smoking Insured male, issue age 45, with an initial Face Amount of $350,000, with a Target Premium of $16,782.50, who has selected Life Insurance Benefit Option 1 and the guideline premium test, assuming current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 4.87% for all years:


Premium Paid.....................................................  $7,500.00
Less:    Below Target Premium Sales Expense Charge...............   1,031.25
         Above Target Premium Sales Expense Charge...............       0.00
         State Tax Charge (2%)...................................     150.00
         Federal Tax Charge (1.25%)..............................      93.75
                                                                   ---------
equals:  Net Premium.............................................  $6,225.00
less:    Monthly contract charge
         (5.00 per month)........................................      60.00
less:    Charges for cost of insurance
         (varies monthly)........................................     409.74
plus:    Net investment performance
         (varies daily)..........................................     290.85
                                                                   ---------
equals:  Cash Value..............................................  $6,046.11
Plus:    Deferred Premium Load Account...........................   1,275.00
                                                                   ---------
Equals:  Alternative Cash Surrender Value
         (as of end of first Policy Year)........................  $7,321.11


     There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.
                           DESCRIPTION OF THE POLICY

THE PARTIES

     There are three important parties to the Policy: the POLICYOWNER (or contractowner), the Insured and the Beneficiary. One individual can have one or more of these roles. Each party plays an important role in a Policy.

     POLICYOWNER: This person or entity can purchase and surrender a policy, and can make changes to it, such as:

     -- increase/decrease the face amount

     -- choose a different Life Insurance Benefit (except that a change cannot be made to Option 3)

     -- delete riders

     -- change beneficiary

     -- change underlying investment options

     -- take a loan against or take a partial withdrawal from the value of the policy

     INSURED: This individual's personal information determines the cost of the life insurance coverage. The Policyowner also may be the insured.

     BENEFICIARY: The person (persons) who receives the proceeds of the policy at the time of the Insured's death. The beneficiary is the person(s) or entity(ies) the Policyowner specifies on our records to receive the proceeds from the policy. The Policyowner may name his or her estate as the beneficiary.

                                   THE POLICY

     The Policy provides life insurance protection on the named Insured, and pays Policy Proceeds when that Insured dies while the policy is in effect. The policy offers: (1) flexible premium payments where you decide the timing and amount of the payment; (2) a choice of three Life Insurance Benefit Options; (3) access to the policy's cash value through loans and partial withdrawal privileges (within limits); (4) the ability to increase or decrease the policy's face amount of insurance (within limits); (5) additional benefits through the use of optional riders; and (6) a selection of a premium allocation option, including 48 Investment Divisions and a Fixed Account with a guaranteed minimum interest rate.

     We will pay the designated beneficiary the Policy Proceeds, less any Policy Debt and unpaid charges, if the policy is still in effect when the Primary Insured dies. Your policy will stay in effect as long as the Cash Surrender Value of your policy is sufficient to pay your policy's monthly deductions and Policy Debt.

HOW THE POLICY IS AVAILABLE

     The policy is available only as a non-qualified policy. This means that the policy is not available for use in connection with certain employee retirement plans that qualify for special treatment under the federal tax law. The minimum Face Amount of a policy is $25,000. The policyowner may increase the Face Amount, subject to our underwriting rules in effect at the time of the request. The Insured may not be older than age 85 as of the Policy Date or the date of any increase in Face Amount. Before issuing any policy (or increasing its face amount), the policyowner must give us satisfactory evidence of insurability.

     We may issue the policy based on underwriting rules and procedures, which are based on NYLIAC's eligibility standards. These may include guaranteed issue underwriting. If our procedures for any group or sponsored arrangements call for less than full medical underwriting, insureds in good health may be able to obtain coverage more economically under a policy that requires full medical underwriting.

     We may issue the policy in certain states on a unisex basis. For policies issued on a unisex basis, the policyowner should disregard any reference in this prospectus that makes a distinction based on the gender of the Insured.

POLICY PREMIUMS

     Once you have purchased your policy, you can make premium payments as often as you like and for any amount you choose, within limits. Other than the initial premium, there are no required premium payments. However, you may be required to make additional premium payments to keep your policy from lapsing. (See "Premiums" for more information.)

                                   CASH VALUE

     After the Free Look Period, the Cash Value of the policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account and the Value in the Loan Account. A number of factors affect your policy's cash value, including, but not limited to:

     -- the amount and frequency of the premium payments;

     -- the investment experience of the Investment Divisions you choose;

     -- the interest credited on the amount in the Fixed Account;

     -- the amount of any partial withdrawals you make (including any charges you incur as a result of a withdrawal); and

     -- the amount of charges we deduct.

                              CASH SURRENDER VALUE

     The Cash Surrender Value equals the Cash Value.

                        ALTERNATIVE CASH SURRENDER VALUE

     Alternative Cash Surrender Value--is equal to the Cash Value of the policy, plus the value of the Deferred Premium Load account value less any Policy Debt.

                   INVESTMENT DIVISIONS AND THE FIXED ACCOUNT

     The balance of your premium payment after we deduct the premium charges is called your net premium. We allocate your net premium among your selected Investment Divisions available under the policy (See "Funds and Eligible Portfolios" for our list of available Investment Divisions) and the Fixed Account, based on your instructions. You can allocate your net premium among up to any 20 of the 49 Allocation Alternatives.

AMOUNT IN THE SEPARATE ACCOUNT

     We use the amount allocated to an Investment Division to purchase accumulation units within that Investment Division. We redeem accumulation units from an Investment

Division when amounts are loaned, withdrawn, transferred, surrendered or deducted for charges or loan interest. We calculate the number of accumulation units purchased or redeemed in an Investment Division by dividing the dollar amount of the transaction by the Investment Division's accumulation unit value. On any given day, the amount you have in the Separate Account is the value of the accumulation units you have in all of the Investment Divisions of the Separate Account. The value of the accumulation units you have in a given Investment Division equals the current accumulation unit value for the Investment Division multiplied by the number of accumulation units you hold in that Investment Division.

     We determine accumulation unit values for the Investment Divisions as of the end of each valuation day. A "valuation day" is any day the New York Stock Exchange is open for regular trading.

DETERMINING THE VALUE OF AN ACCUMULATION UNIT

     We calculate the value of an Accumulation Unit at the end of each Business Day. We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior Business Day by the net investment factor. The net investment factor we use to calculate the value of an Accumulation Unit is equal to:

                                   (a/b) - c

        Where: a = the sum of:

                      (1) the net asset value of a Portfolio share held in the
                          Separate Account for that Investment Division determined at the end of the current day on which we calculate the Accumulation Unit value, plus

                      (2) the per share amount of any dividends paid or capital
                          gain distributions made by the Portfolio for shares held in the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which we calculate an Accumulation Unit value for that Investment Division.

                 b = the net asset value of a Portfolio share held in the
                     Separate Account for that Investment Division determined as of the end of the immediately preceding day on which we calculated an Accumulation Unit value for that Investment Division.

                 c = the mortality and expense risk charge. This charge is
                     deducted on a daily basis. It is currently equal to an annual rate of .25% of the average daily net asset value of each Investment Division's assets.

AMOUNT IN THE FIXED ACCOUNT

     You can choose to allocate all or part of your net premium payments to the Fixed Account. The amount you have in the Fixed Account equals:

           (1) the sum of the Net Premium Payments you have allocated to the Fixed Account;

     plus (2) any transfers you have made from the Separate Account to the Fixed
              Account;

     plus (3) any interest credited to the Fixed Account;

     less (4) any amounts you have withdrawn from the Fixed Account;

     less (5) any charges we have deducted from the Fixed Account;

     less (6) any transfers you have made from the Fixed Account to the Separate
              Account.

TRANSFERS AMONG INVESTMENT DIVISIONS AND THE FIXED ACCOUNT

     You may transfer all or part of the Cash Value among Investment Divisions or from an Investment Division to the Fixed Account. Transfers may also be made from the Fixed Account to the Investment Divisions in certain situations. If, after the transfer, the value of the remaining Accumulation Units in an Investment Division or the value in the Fixed Account would be less than $500, we have the right to include that amount as part of the transfer.

     The minimum amount that can be transferred from one Investment Division to another Investment Division or to the Fixed Account, is the lesser of (i) $500 or (ii) the value of the Accumulation Units in the Investment Division from which the transfer is being made, unless we agree otherwise. If, after the transfer, the value of the remaining Accumulation Units in an Investment Division or the value in the Fixed Account would be less than $500, we have the right to include that amount in the transfer. There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge $30 for each transfer in excess of twelve per year. This charge will be applied on a pro-rata basis to the Allocation Alternatives to which the transfer is being made.

     In each Policy Year, the policyowner may make one transfer from the Fixed Account to the Investment Divisions, subject to the following three conditions:


     -- Maximum Transfer.--The maximum amount you can transfer from the Fixed
        Account to the Investment Divisions during any Policy Year is the greater of (i) 20% of the amount in the Fixed Account at the beginning of the Policy Year, (ii) the previous year's transfer amount, or (iii) $5,000. During (i) the retirement year (i.e., the Policy Year following the insured's 65th birthday or a date you indicate in the application), or (i) another date you request and we approve, the 20% maximum transfer limitation will not apply for a one-time transfer.


     -- Minimum Transfer.--The minimum amount that may be transferred is $500, unless we agree otherwise.

     -- Minimum Remaining Value.--The value remaining in the Fixed Account after the transfer must be at least $500. If the remaining value would be less than $500, we have the right to include that amount as part of the transfer.

     Transfer requests must be made in writing on a form we have approved. Transfers to or from Investment Divisions will be made based on the Accumulation Unit values on the Business Day on which NYLIAC receives the transfer request.

LIMITS ON TRANSFERS


     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policyowners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from you or any person, asset allocation and/or market timing services made on your behalf and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policyowners.



     Currently we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $500,000.



     Also, if you or someone acting on your behalf requests more than two transfers into or out of one or more Investment Divisions within any 30-day period, and/or requests one or more transfers of sums in excess of the $500,000 limit described above, we currently reserve the right to require that all subsequent transfer requests for your policy be made through the U.S. mail or an overnight courier. We will provide you with written notice prior to implementing this limitation.



     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted for any reason.


ADDITIONAL BENEFITS THROUGH RIDERS


     The policy can include additional benefits that we approve based on our standards and limits for issuing insurance and classifying risks. An additional "Term Insurance Benefit" is provided by a rider and is subject to the terms of both the policy and the rider. The policyowner may select either rider, but not both riders. If desired, the riders must be elected at policy application. Unlike the Supplementary Term Rider ("STR") (which adjusts to maintain a targeted death benefit in combination with the base policy) the Level Term Rider ("LTR") provides for a level amount of Term Insurance Benefit in addition to the base policy as shown on the Policy Data Page. The following riders are currently available.


-- SUPPLEMENTARY TERM RIDER


     This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider was in effect. It insures the same individual covered by the base policy. On the Issue Date, the Term Insurance Benefit is the amount specified in the application. The initial Term Insurance Benefit is shown on the Policy Data Page. The initial Term Insurance Benefit when added to the initial Face Amount of the base policy equals the initial Target Face Amount, which is also shown on the Policy Data Page.


     As described under the "Selection of Life Insurance Benefit Table", the Life Insurance Benefit amount could automatically increase or decrease. In such case, the Term Insurance Benefit will automatically be adjusted.

     On each Monthly Deduction Day beginning with the second, the Term Insurance Benefit will automatically be set in accordance with the Life Insurance Benefit Option that is in effect on the policy as follows:

     -- Option 1--The Term Insurance Benefit will equal the Target Face Amount minus the death benefit amount.

     -- Option 2--The Term Insurance Benefit will equal the Target Face Amount plus Alternative Cash Surrender Value minus the death benefit amount.

     -- Option 3--The Term Insurance Benefit will equal the Target Face Amount plus the Cumulative Premium Amount minus the death benefit amount.

     However, if on a Monthly Deduction Day, the Term Insurance Benefit is automatically reduced to zero, the rider will still remain in force. If the policy's Life Insurance Benefit subsequently decreases as described in Section
1.3 of the policy, the Term Insurance Benefit will again be adjusted based on the Life Insurance Benefit Option specified.

     Within certain limits, the policyowner may:

     -- Increase or decrease the Term Insurance Benefit, which will result in a corresponding change to the Target Face Amount; and/or

     -- Convert this rider to increase the Face Amount of the policyowner's base policy. The Target Face Amount of the policyowner's policy after this conversion will be the same as the Target Face Amount of your policy before the conversion.

     The policyowner may request changes to the policy under this rider if:

     (a) the Target Face Amount is not decreased to an amount below $150,000, unless the decrease is due to a partial withdrawal under the policy.

     (b) the Term Insurance Benefit does not exceed 10 times the policy's death benefit. This requirement prohibits the policyowner from either increasing the Term Insurance Benefit or decreasing the base policy Face Amount to an amount that would violate this maximum ratio.

     Coverage under this rider ends on the earliest of:

     (a) the Monthly Deduction Day on or next following our receipt of the policyowner's signed request to cancel the rider,

     (b) the policy anniversary on which the Insured is or would have been 100, as required by law,

     (c) the date the rider is fully converted, or

     (d) the date the policy ends or is surrendered.

-- LEVEL TERM RIDER


     This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider is in effect. It insures the same individual covered by the base policy. On the Issue Date, the Face Amount of this rider is the amount specified in the application and is shown on the Policy Data Page.

     Within certain limits, the policyowner may:

     -- Increase or decrease the Face Amount of the rider; and/or

     -- Convert this rider to increase the Face Amount of policyowner's base policy.

     If this rider is in effect, the policyowner may request changes to the policy if:

     (a) The total of the Face Amount of this rider and the Face Amount of the Policy is not decreased to an amount below $150,000, unless the decrease is due to a partial withdrawal under the policy.

     (b) The Face Amount of the rider does not exceed 10 times the policy's death benefit. This requirement prohibits the policyowner from either increasing the Face Amount of the rider or decreasing the base policy Face Amount to an amount that would violate this maximum ratio.

Coverage under this rider ends on the earliest of:

     (a) the Monthly Deduction Day on or next following our receipt of the policyowner's signed request to cancel the rider,

     (b) the policy anniversary on which the Insured is or would have been 100, as required by law,

     (c) the date the rider is fully converted, or

     (d) the date the policy ends or is surrendered.

TERM RIDER VS. BASE POLICY COVERAGE

     You should consider a number of factors when deciding whether to purchase death benefit coverage under the base policy only or in conjunction with the STR or LTR. There can be some important cost differences.

     Sales Expense Charges: If you compare a policy with a term rider to one that provides the same initial death benefit without a term rider, the policy with the rider will have a lower Target Premium and sales expense charges may be lower. This is because sales expense charges are based on the amount of the Target Premium. Generally, the higher the premium you pay, the greater the potential cost savings and positive impact on Cash Value growth with a term rider. See "DEDUCTIONS FROM PREMIUMS--Current Sales Expense Charge" for a discussion of how sales expense charges are calculated.

     Generally, if lowering up front sales expense costs are important to you or if you plan to fund the policy at certain levels, you should consider including coverage under one of the term riders since this can help lower your initial costs and enhance overall policy performance.


     Cost of Insurance Charges: The current cost of insurance charges are different under base policy coverage than under the term rider. These rates are lower for death benefit coverage provided under the term rider than coverage under the base policy for the first six policy years. Beginning in year seven, the cost of insurance rates under the term rider are higher than the cost of insurance charges under the base policy. This can impact your policy in different ways depending on how much premium with which you fund the policy and the policy's actual investment performance.

     If, during the life of the policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher cost of insurance charges on the Cash Value will be greater. Therefore, the lower the premiums paid and/or the worse the actual investment experience, the greater possibility that a policy with a term rider will not perform as well as a policy with base coverage only.

     You should review several illustrations with various combinations of base policy and term rider coverage using a variety of interest crediting rates. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to premium amounts, level of risk tolerance, and the time you plan to hold the policy. Please ask your agent to review your various options.

                   OPTIONS AVAILABLE AT NO ADDITIONAL CHARGE

DOLLAR COST AVERAGING

     Dollar Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division on each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets.

     If you decide to use the Dollar Cost Averaging feature, we will ask you to specify:

     -- the dollar amount you want to have transferred (minimum transfer $100);

     -- the Investment Division you want to transfer money from;

     -- the Investment Division(s) and/or Fixed Account you want to transfer money to;

     -- the date on which you want the transfers to be made, within limits; and

     -- how often you would like the transfers made, either monthly, quarterly, semi-annually or annually.

     You are not allowed to make Dollar Cost Averaging transfers from the Fixed Account, but you can make Dollar Cost Averaging transfers into the Fixed Account. We do not count Dollar Cost Averaging transfers against any limitations we may impose on the number of free transfers.

     We will make all Dollar Cost Averaging transfers on the date you specify, or on the next business day. You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. We will not process a Dollar Cost Averaging transfer unless we have received a written request at the Service Office at the address listed on the cover page of this prospectus (or any other address we indicate to you in writing). We must receive this request at least one week before the date Dollar Cost Averaging transfers are scheduled to begin.

     The minimum Cash Value required to elect this option is $2,500. We will automatically suspend this feature if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds this amount, the Dollar Cost Averaging transfers will automatically resume as scheduled.

     You may cancel the Dollar Cost Averaging option at any time by written request. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two policy features.

AUTOMATIC ASSET REALLOCATION

     If you choose the Automatic Asset Reallocation feature, we will automatically reallocate your assets among the Investment Divisions in order to maintain a pre-determined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Separate Account be allocated to a particular Investment Division and the other 50% be allocated to another Investment Division. Over time, the variations in each of these Investment Division's investment results would cause this balance to shift. If you elect the Automatic Asset Reallocation feature, we will automatically reallocate the amounts you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.

     You can choose to schedule the investment reallocations quarterly, semi-annually or annually, but not on a monthly basis. The minimum Cash Value you must have allocated to the Separate Account in order to elect this option is $2,500. We will automatically suspend this feature if the Cash Value is less than $2,000 on a reallocation date. Once the Cash Value equals or exceeds this amount, Automatic Asset Reallocation will automatically resume as scheduled. There is no minimum amount which you must allocate among the Investment Divisions under this feature. We do not count Automatic Asset Reallocation transfers against any limitations we may impose on the number of free transfers.

     You can cancel the Automatic Asset Reallocation feature at any time by written request. You cannot elect Automatic Asset Reallocation if you have chosen Dollar Cost Averaging. However, you have the option of alternating between these two policy features.

TAX-FREE "SECTION 1035" INSURANCE POLICY EXCHANGES


     Generally, you can exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the IRC. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Other charges may be higher (or lower) and the benefits may be different for this policy. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.

24 MONTH EXCHANGE PRIVILEGE

     At any time within 24 months of the Issue Date, the policyowner can exchange the policy for a policy on a permanent plan of life insurance on the Insured which we offer for this purpose. NYLIAC will not require evidence of insurability. Upon an exchange of a policy, all riders and benefits will end unless we agree otherwise or unless required under state law. The replacement policy will have the same Policy Date, issue age, risk classification and initial Face Amount as the original policy, but will not offer variable investment options such as the Investment Divisions.

     In order to exchange the policy, we will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for differences in premiums and cash values under the old policy and the new policy. On the Business Day we receive a written request for an exchange, the Accumulation Value of the policy will be transferred into the Fixed Account, where it will remain until these requirements are met. The date of exchange will be the later of: (a) the Business Day the policyowner sends us the policy along with a signed request; or (b) the Business Day we receive the policy at our Service Office, or such other location that we indicate to the policyowner in writing and the necessary payment for the exchange, if any.

                                    PREMIUMS

     While the policy is in force, the policyowner may make premium payments at any time while the Insured is living and before the policy anniversary on which the Insured is age 100. Subject to certain restrictions, the policyowner may make premium payments at any interval and by any method we make available. Premiums must be sent to our Premium Remittance Center or the address indicated for payment on the premium notice. The policyowner selects a premium schedule in the application and this amount, along with the amount of the first premium, is set forth on the Policy Data Page and designated as the planned premium. The policyowner may elect not to make a planned premium at any time.

     The policyowner may also make other premium payments that are not planned. If an unplanned premium payment would result in an increase in the death benefit greater than the increase in the Alternative Cash Surrender Value, we reserve the right to require proof of insurability before accepting that payment and applying it to the policy. We also reserve the right to limit the number and amount of any unplanned premiums.


     There is no penalty if a planned premium is not paid, since premiums, other than the first premium, are not specifically required. Paying planned premiums, however, does not guarantee coverage for any period of time. Additional premiums may be necessary to keep the policy in force. Instead, the duration of the policy depends upon the policy's Cash Surrender Value, less any Policy Debt. You can call 1-913-906-4000 to determine if we have received your premium payment.


     No premium, planned or unplanned, may be in an amount that would jeopardize the policy's qualification as life insurance under Section 7702 of the Internal Revenue Code.

     Premium payments can be mailed to NYLIAC, P.O. Box 930652, Kansas City, MO 64193-0652.

TIMING AND VALUATION

     Your premium will be credited to your policy on the Business Day that it is received at our Service Office, assuming it is received prior to 4:00 p.m. Eastern time and that we have all of the information needed to credit the premium. Any premiums received after that time will be credited to your policy on the next Business Day on which we have received all of the information needed to credit the premium. A "Business Day" is any day that the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on Saturdays, Sundays, and major U.S. holidays.

     The fund assets making up the Investment Divisions will be valued only on those days that the NYSE is open for trading.


FREE LOOK


     You have the right to cancel your policy, within certain limits. Under the free look provision of your policy, in most jurisdictions, you have 20 days after you receive your policy to return the policy to us and receive a refund.


     We will allocate premium payments you make with your application or during the free look period to our General Account until the end of the Free Look period. After the end of the Free Look period, we will then allocate the premium plus any accrued interest to the Investment Divisions you have selected. However, if you cancel your policy, we will pay you only the greater of your policy's cash value on the date you return the policy or the total premium payments you have made, less any loans and any partial withdrawals you have taken.


     You can return the policy to NYLIAC's Service Office at: NYLIFE Distributors, Inc., Attention: Executive Benefits, 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 (or any other address we indicate to you in writing), or you can deliver it to the registered representative from whom you purchased the policy.

PREMIUM PAYMENTS

     When we receive a premium payment, we deduct the sales expense, state tax and federal tax charges that apply. The balance of the premium is called the "net premium." We apply your net premium to the Investment Divisions and/or Fixed Account, according to your instructions.


     If you elect the Guideline Premium Test ("GPT") to determine whether your policy qualifies as life insurance under IRC Section 7702, we may limit your premium payments. If the premiums paid during any Policy Year exceed the maximum amount permitted under the Guideline Premium Test, we will return to you the excess amount within 60 days after end of the Policy Year. The excess amount of the premiums we return to you will not include any gains or losses attributable to the investment return on those premiums. We will credit interest at a rate of not less than 3% on those premiums from the date such premiums cause the policy to exceed the amount permitted under the GPT to the date we return the premiums to you. See "Life Insurance Benefit Options" for more information. You can call
(913)906-4000 to determine whether an additional premium payment would be allowed under your policy.


     The net premium payments (planned or unplanned) you make during the free look period are applied to our General Account. After this period is over, we allocate the net premium, along with any interest credited, to the Investment Divisions of the Separate Account and/or the Fixed Account according to the most recent premium allocation election you have given us. You can change the premium allocation any time you make a premium payment by submitting a revised premium allocation form. The allocation percentages must be in whole numbers and must total 100%.

PREMIUM PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, we will reverse the investment options chosen and reserve the right to charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If two consecutive payments by check are returned for insufficient funds, the privilege to pay by check or electronically will be suspended until such time we agree to reinstate it.

                           POLICY PAYMENT INFORMATION

WHEN LIFE INSURANCE COVERAGE BEGINS

     Insurance coverage under the policy will begin on the later of the Policy Date or the date we receive the first premium payment.

CHANGING THE FACE AMOUNT OF YOUR POLICY

     The policyowner can apply in writing to increase the Face Amount of the policy. In addition, on or after the first policy anniversary, the policyowner can apply in writing to decrease the Face Amount of the policy. The policyowner can change the Face Amount while the Insured is living, but only if the policy will continue to qualify as life insurance under Internal Revenue Code Section 7702 after the change is made. An increase or decrease in Face Amount will cause a corresponding change in the Target Premium.

     The amount of an increase in Face Amount is subject to our maximum retention limits. We require evidence of insurability that is satisfactory to us for an increase. If this evidence results in a change of underwriting class, we will issue a new policy for the amount of the increase. We reserve the right to limit increases. Any increase will take effect on the Monthly Deduction Day on or after the Business Day we approve the policyowner's request for the increase. An increase in Face Amount may increase the cost of insurance charge. The minimum amount allowed for an increase in Face Amount is $1,000.

     The policyowner may also request decreases in coverage. A decrease in Face Amount is effective on the Monthly Deduction Day on or after the Business Day we receive the policyowner's signed request for the decrease in a form acceptable to us at our Service Office. The decrease will first be applied to reduce the most recent increase in Face Amount. It will then be applied to reduce other increases in the Face Amount and then to the initial Face Amount in the reverse order in which they took place. Decreases are subject to the minimum Face Amount of $25,000. The minimum amount allowed for a decrease in Face Amount is $1,000.

POLICY PROCEEDS

     We will pay proceeds to your beneficiary when we receive satisfactory proof that the Insured died. These proceeds will equal:

          1) the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;

     plus 2) any additional death benefits available under the riders you have chosen;

     less 3) any outstanding loans (including any accrued loan interest as of the date of death) on the policy.


     We will pay interest on these proceeds from the date the insured died until the date we pay the proceeds or the date when the payment option you have chosen becomes effective. See "Life Insurance Benefit Options" for more information.


     The value of any additional benefits provided by rider is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option. We subtract any Policy Debt, and any charges incurred but not yet deducted, and then credit the interest on the balance.

     Beginning on the policy anniversary on which the Insured is age 100, the Face Amount, as shown in the Policy Data Page, will no longer apply. Instead, the death benefit under the policy will equal the Alternative Cash Surrender Value. We will reduce the amount of the death benefit proceeds by any Policy Debt. Also, no further monthly deductions will be made for the cost of insurance. The federal income tax treatment of a life insurance policy is uncertain after the Insured is age 100. See "Federal Income Tax Considerations."

PAYEES

     The beneficiary is the person(s) or entity/ies you have specified on our records to receive insurance proceeds from your policy. You have certain options regarding the policy's beneficiary:

     -- You name the beneficiary when you apply for the policy. The beneficiary will receive insurance proceeds after the insured dies.

     -- You can elect to have different classes of beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class.

     -- You can change a revocable beneficiary while the insured is living by writing to our Service Center at: NYLIFE Distributors, Inc., Attention:
        Executive Benefits, 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 (or any other address we indicate to you in writing). Generally, the change will take effect as the date the request is signed subject to any payments we made or actions we have already taken.

     -- If no beneficiary is living when the insured dies, we will pay the Policy Proceeds to you (the Policyowner) or if you are deceased, to your estate, unless we have other instructions from you to do otherwise.

     You can name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or there are some payments which still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee's estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.

WHEN WE PAY POLICY PROCEEDS

     -- If the policy is still in effect, we will pay any Cash Value, partial withdrawals, loan proceeds or the Policy Proceeds generally within 7 days after we receive all of the necessary requirements at our Service Center at: NYLIFE Distributors, Inc., Attention: Executive Benefits, 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 (or any other address we indicate to you in writing).

     -- We may delay payment of any loan proceeds attributable to the Separate
        Account, any partial withdrawal from the Separate Account, the Cash Surrender Value or the Policy Proceeds during any period that:

       (a) we are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the Securities and Exchange Commission ("SEC")' or the SEC declares that an emergency exists; or

       (b) the SEC, by order, permits us to delay payment in order to protect our policyowners.

     -- We may delay payment of any portion of any loan or surrender request, including requests for partial withdrawals, from the Fixed Account for up to 6 months from the date we receive your request.

     -- We may delay payment of the entire Policy Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation we will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.

     -- Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or an account is frozen, the cash value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     -- If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.

     We add interest at an annual rate of 3% (or at a higher rate if required by law) if we delay payment of a partial withdrawal or Cash Surrender Value for 30 days or more.

     We add interest to Policy Proceeds from the date of death to the date of payment at an annual rate of at least 3%, set each year, and not less than required by law.

PAYMENT OPTIONS

     We will pay the Policy Proceeds in one sum unless the beneficiary chooses otherwise. There are three payment options you may choose from: an Interest Accumulation Option, an Interest Payment Option, and a Life Income Option. If any payment under these options is less than $100, we may pay any unpaid amount or present value in one sum.

     Any Policy Proceeds paid in one sum will be paid in cash and bear interest compounded each year from the date of the insured's death to the date of payment. We set the interest rate each year. This rate will be at least 3% per year (or a higher rate if required by law).

     The beneficiary can elect to have the death benefit proceeds paid into an interest-bearing account opened in the beneficiary's name. Within seven days of our receipt of due proof of death and payment instructions at our Service Center, we will provide the beneficiary with a checkbook to access these funds from the account. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The account is part of our general account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.

     -- Interest Accumulation Option (Option 1 A)
        Under this option, the portion of the Policy Proceeds the beneficiary chooses to keep with us will earn interest each year. The beneficiary can make withdrawals from this amount at any time in sums of $100 or more. We will pay interest on the sum withdrawn up to the date of the withdrawal.

     -- Interest Payment Option (Option 1 B)
        Under this option, we will pay interest on all or part of the Policy Proceeds you choose to keep with us. You elect the frequency of the interest payments we make: once each month, every three months, every six months or each year.

     -- Life Income Option (Option 2)
        Under this option, we make equal monthly payments during the lifetime of the payee or payees. We determine the amount of the monthly payment by applying the Policy Proceeds to the purchase of a corresponding single premium life annuity policy, which is issued when the first payment is due. Payments remain the same and are guaranteed for ten years, even if the specified payee dies sooner.

        Payments are based on an adjusted annuity premium rate in effect at the time the annuity policy is issued. This rate will not be less than the corresponding minimum amount shown in the Option 2 table found in your policy. These minimum amounts are based on the 1983 Table "a" with Projection Scale G and with interest compounded each year at 3%.

     If you make a request, we will send you a statement of the minimum amount due with respect to each monthly payment in writing. The minimum is based on the gender and adjusted age of the payee(s). To find the adjusted age in the year the first payment is due, we increase or decrease the payee's age at that time, as follows:

     1999-2005      2006-2015      2016-2025      2026-2035      2036 AND LATER
     ---------      ---------      ---------      ---------      --------------
        +1              0             -1             -2                -3

     A decrease in the payee's age results in lower payments than if no decrease was made.

ELECTING OR CHANGING A PAYMENT OPTION

     While the insured is living, you can elect or change your payment option. You can also name or change one or more of the beneficiaries who will be the payee(s) under that option.

     After the insured dies, any person who is entitled to receive Policy Proceeds in one sum (other than an assignee) can elect a payment option and name payees. The person who elects a payment option can also name one or more successor payees to receive any amount remaining at the death of the payees. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the payment option has the right to advance or assign payments, take the payments in one sum, change the payment option, or make any other change, only if the person who elects the payment option notifies us in writing and we agree.

     If we agree, a payee who has elected a payment option may later elect to have any unpaid amount, or the present value of any elected payments, placed under another option described in this section. When any payment under an option would be less than $100, we may pay any unpaid amount or present value in one sum. We will hold amounts to be paid under the options described below in our general account.

LIFE INSURANCE BENEFIT OPTIONS

     The Life Insurance benefit is the amount payable to the named Beneficiary when the Insured dies. Upon receiving due proof of death at our Service Office, we will pay the Beneficiary the death benefit determined as of the date the Insured dies, less any Policy Debt and less any charges incurred and not yet deducted. All or part of the death benefit can be paid in cash or applied under one or more of our payment options described under "POLICY PAYMENT INFORMATION--Payment Options."

     The amount of the death benefit is determined by the Life Insurance Benefit Option the policyowner has chosen. The policyowner may choose one of three Life Insurance Benefit Options:

     (1) Life Insurance Benefit Option 1 provides a death benefit equal to the greater of (i) the Face Amount of the policy or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, as amended.

     (2) Life Insurance Benefit Option 2 provides a death benefit equal to the greater of (i) the Face Amount of the policy plus the Alternative Cash Surrender Value or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, as amended.

         The Alternative Cash Surrender Value will fluctuate due to the performance results of the Investment Divisions you choose.


     (3) Life Insurance Benefit Option 3 provides a death benefit equal to the greater of (i) the Face Amount of the policy plus the Cumulative Premium Amount or (ii) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for this policy to qualify as life insurance under Section 7702 of the Internal Revenue Code, as amended.

     The value of any additional benefits provided by rider is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. We subtract any Policy Debt and any charges incurred but not yet deducted, and then credit the interest on the balance.

     Beginning on the policy anniversary on which the Insured is age 100, the Face Amount, as shown on page 2 of the policy, will no longer apply. Instead, the death benefit under the policy will equal the Alternative Cash Surrender Value. We will reduce the amount of the death benefit proceeds by any Policy Debt. Also, no further monthly deductions will be made for cost of insurance. The federal income tax treatment of a life insurance contract is uncertain after the Insured is age 100. See "FEDERAL INCOME TAX CONSIDERATIONS--Status of Policy After Insured is Age 100" for more information.

SELECTION OF LIFE INSURANCE BENEFIT TABLE

     Under any of the Life Insurance Benefit Options, the death benefit cannot be less than the policy's Alternate Cash Surrender Value times a percentage determined from the appropriate Internal Revenue Code Section 7702 test. The policyowner may choose either the "Corridor" table or the "CVAT" table, before the policy is issued. The death benefit will vary depending on which table is selected. If the policyowner does not choose a table, the Corridor table will be used. Once the policy is issued, the policyowner may not change to a different table. You can find the table that contains the percentages in the Policy Data pages.

     Under Internal Revenue Code Section 7702, a policy may be treated as life insurance for federal tax purposes if at all times it meets either (1) a "guideline premium" test and a "cash value corridor" test or (2) a "cash value accumulation" test. The Corridor table is designed to meet the cash value corridor test while the CVAT table is designed to meet the cash value accumulation test. A policy using the Corridor table must also satisfy the "guideline premium" test of Code Section 7702, which test limits the amounts of premiums that may be paid into the policy.

     Also, because the percentages used for a corridor test under the guideline premium test are lower than under the cash value accumulation test, a guideline premium/cash value corridor policy must attain a higher level of Alternative Cash Surrender Value before the relevant Internal Revenue Code table will result in an automatic death benefit increase. Any such automatic increase in death benefit can result in additional cost of insurance charges. Therefore, a cash value accumulation test policy is more likely to incur such additional charges than a guideline premium/cash value corridor policy.

EFFECT OF INVESTMENT PERFORMANCE ON THE DEATH BENEFIT

     Positive investment experience in the Investment Divisions may result in a death benefit that will be greater than the Face Amount, but negative investment experience will never result in a death benefit that will be less than the Face Amount, so long as the policy remains in force.

     Example 1: The following example shows how the death benefit varies as a result of investment performance on a policy, assuming that Life Insurance Benefit Option 1 and the Corridor Table have been selected and that the insured is a male non-smoker, and assuming that the age at death is 45:

                                                             POLICY A   POLICY B
                                                             --------   --------
     (1) Face Amount.......................................  $100,000   $100,000
     (2) Alternative Cash Surrender on Date of Death.......  $ 50,000   $ 40,000
     (3) Percentage on Date of Death from Corridor Table...      215%       215%
     (4) Alternative Cash Surrender Value multiplied by
         Percentage from Corridor Table....................  $107,500   $ 86,000
     (5) Death Benefit = Greater of (1) and (4)              $107,500   $100,000

     Example 2: The following example shows how the death benefit varies as a result of investment performance on a policy, assuming that Life Insurance Benefit Option 1 and the CVAT Table have been selected and that the insured is a male non-smoker, and assuming that the age at death is 45:

                                                             POLICY A   POLICY B
                                                             --------   --------
     (1) Face Amount.......................................  $100,000   $100,000
     (2) Alternative Cash Surrender on Date of Death.......  $ 50,000   $ 30,000
     (3) Percentage on Date of Death from CVAT Table.......      288%       288%
     (4) Alternative Cash Surrender Value multiplied by
         Percentage from CVAT Table........................  $144,000   $ 86,400
     (5) Death Benefit = Greater of (1) and (4)              $144,000   $100,000

CHANGING YOUR LIFE INSURANCE BENEFIT OPTION

     On or after the first Policy Anniversary, the policyowner can change the Life Insurance Benefit Option. However, option changes to Option 3 will not be allowed at any time. We reserve the right to limit the number of changes in the Life Insurance Benefit Option. Any change will take effect on the Monthly Deduction Day on or after the date we approve the policyowner's signed request. The Face Amount of the policy after a change in option will be an amount that results in the death benefit after the change being equal to the death benefit before the change. For example, if the policyowner changes from Option 1 to Option 2, the Face Amount of the policy will be decreased by the Alternative Cash Surrender Value. If the policyowner changes from Option 2 to Option 1, the Face Amount of the policy will be increased by the Alternative Cash Surrender Value. We reserve the right to limit changes in the Life Insurance Benefit Option that would cause the Face Amount to fall below our minimum amount requirements.

     In order to change your Life Insurance Benefit Option, you must submit a signed request to our Service Center at: NYLIFE Distributors, Inc., Attention:
Executive Benefits, 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 (or any other address we indicate to you in writing).

                          ADDITIONAL POLICY PROVISIONS

CHANGE OF OWNERSHIP

     A successor policyowner can be named in the application, or in a signed notice that gives us the facts we need. The successor policyowner will become the new policyowner when the original policyowner dies, if the original policyowner dies before the Insured. If no successor policyowner survives the original policyowner and the original policyowner dies before the Insured, the original policyowner's estate becomes the new policyowner.

     The policyowner can also change the policyowner in a signed notice that gives us the facts we need. When this change takes effect, all rights of ownership in this policy will pass to the new policyowner.

     When we record a change of policyowner or successor policyowner, these changes will take effect as of the date of the policyowner's signed notice. This is subject to any payments we made or action we took before recording these changes. We may require that these changes be endorsed in the policy. Changing the policyowner or naming a new successor policyowner cancels any prior choice of policyowner or successor policyowner, respectively, but does not change the Beneficiary.

RECORDS AND REPORTS

     All records and accounts relating to the Separate Account and the Fixed Account are maintained by New York Life or NYLIAC. Each year we will mail the policyowner a report showing the Cash Value and any Policy Debt as of the latest policy anniversary. This report contains any additional information required by applicable law or regulation.

     Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's Investor's Services Inc. and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

LIMITS ON OUR RIGHTS TO CHALLENGE YOUR POLICY

     Except for any increases in Face Amount, other than one due solely to a change in the Life Insurance Benefit Option, we must bring any legal action to contest the validity of a policy within two years from its Issue Date. After that we cannot contest its validity, except for failure to pay premiums or unless the Insured died within that two year period. For any increase in the Face Amount, Target Face Amount or Term Insurance Benefit provided by a rider, other than one due solely to a change in the Life Insurance Benefit Option, we must bring legal action to contest that increase within two years from the effective date of the increase.

     However, if the increase in Face Amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the 2-year contestable period for the amount of increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective.

SUICIDE

     If the Insured commits suicide within two years from the Issue Date or less where required by law (or, with respect to an increase in Face Amount, Target Face Amount or Term Insurance Benefit provided by a rider, on the effective date of the increase), and while the policy is in force, the policy will end, and the only amount payable to the Beneficiary will be the premiums paid, less any Policy Debt and any partial withdrawals. If the policy has been reinstated, the 2-year suicide exclusion period will begin on the date of reinstatement.

     If the policyowner increased the Face or Term Amount, then the 2-year suicide exclusion period for each increase will begin on the effective date of such increase. If the suicide exclusion applies to an increase in the Face or Term Amount, the only amount payable with respect to that increase will be the total Cost of Insurance we deducted for that increase. However, if the increase in Face Amount is the result of a corresponding decrease in the amount of insurance under any attached term rider, the 2-year suicide exclusion period for the increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective.


MISSTATEMENT OF AGE OR SEX


     If the Insured's age or sex is misstated in the policy application, the Cash Value, Alternative Cash Surrender Value and the death benefit payable under the policy will be adjusted based on what the policy would provide according to the most recent mortality charge for the correct date of birth or correct sex.

ASSIGNMENT

     You can assign a policy as collateral for a loan or other obligation. In order for this assignment to be binding on us, we must receive a signed copy of it at our Service Office or any other address we indicate to you in writing. We are not responsible for the validity of any assignment. If your policy is a modified endowment contract, assigning your policy may result in taxable income to you. (See, "Federal Income Tax Considerations" for more information.)

                       PARTIAL WITHDRAWALS AND SURRENDERS

                              PARTIAL WITHDRAWALS

     The policyowner can make a partial withdrawal of the policy's Cash Value, at any time while the Insured is living. The minimum partial withdrawal is $500, provided that the Cash Value less the amount of any Policy Debt that would remain after the withdrawal is at least $500. There may be a maximum processing charge of $25 applied to any partial withdrawal. The partial withdrawal and any associated processing fee will be made from the Fixed Account and the Investment Divisions in proportion to the amount in each, or only from the Investment Divisions in an amount or ratio that you tell us. When you take a partial withdrawal, the Cash Value, the Alternative Cash Surrender Value and the Cumulative Premium Amount will be reduced by the surrender proceeds. To withdraw funds from the policy, we must receive the policyowner's signed request in a form acceptable to us at our Service Office.

     We reserve the right to require a full surrender if a partial withdrawal would cause the (i) policy Face Amount to drop below our minimum amount ($25,000); and/or (ii) Cash Value less any Policy Debt to drop below $500.

     For policies where Life Insurance Benefit Option 1 is in effect, a partial withdrawal may reduce the Face Amount. The Face Amount will be reduced by the greater of (a) or (b), where:

        (a) is zero, and

        (b) is the partial withdrawal less the greater of

            (i) zero, or

            (ii) the Alternative Cash Surrender Value immediately prior to the partial withdrawal less the result of the Face Amount immediately prior to the partial withdrawal divided by the applicable percentage, as shown on the appropriate table under Section 7702 of the Internal Revenue Code, for the Insured's age at time of withdrawal.

     For policies where Life Insurance Benefit Option 2 is in effect, a partial withdrawal will not affect the Face Amount.

     For policies where Life Insurance Benefit Option 3 is in effect, a partial withdrawal will first reduce the Cumulative Premium Amount and may reduce the Face Amount. The Face Amount will be reduced by the greater of (a) or (b), where:

        (a) is zero, and

        (b) is the excess, if any, of the partial withdrawal over the Cumulative Premium Amount immediately prior to the partial withdrawal less the greater of

            (i) zero, or

            (ii) the Alternative Cash Surrender Value immediately prior to the partial withdrawal less the result of the Face Amount immediately prior to the partial withdrawal divided by the applicable percentage, as shown on the appropriate table under Section 7702 of the Internal Revenue Code, for the Insured's age at time of withdrawal.

     Proceeds from a surrender benefit or partial withdrawal will be paid in one sum. The amount of proceeds will be determined as of the date we receive the policyowner's signed request in a form acceptable to us at our Service Office.

     A partial withdrawal may result in taxable income to you. See "Federal Income Tax Considerations".

                                   SURRENDERS

CASH VALUE

     After the free look period, the Cash Value of the policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account and the Value in the Loan Account.

CASH SURRENDER VALUE


     The Cash Surrender Value equals the Cash Value.


ALTERNATIVE CASH SURRENDER VALUE

     The Alternative Cash Surrender Value (ACSV) is equal to the policy's Cash Value plus the value of the Deferred Premium Load Account less any Policy Debt. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal.

     You can apply to receive an ACSV provided that either:

     (a) every policy owned by you and which is a part of this policy series is surrendered for its full Cash Value at the same time; or

     (b) the policy must be surrendered for its full Cash Value by operation of law or pursuant to a contractual right of the insured in effect at the time the policy was issued.

     If these conditions are met, you will receive the ACSV provided the policy has not been assigned, and that the Owner has not been changed, unless that change (1) was the result of a merger or acquisition and the Successor Owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed, or (2) was to a Trust established by you for the purposes of providing employee benefits.

     If you surrender any one or more of the policies in this policy series for any reason other than described above, you will receive the Cash Surrender Value of those policies. The remaining policies will be considered to be a new policy series. The reference to "policy series" means all policies you own to which this prospectus is applicable.

     You can apply to receive the full Cash Surrender Value less any policy debt, or, if applicable, the ACSV, while the Insured is alive and this policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which we receive your signed request in a form acceptable to us at our Service Center, unless a later effective date is selected. All insurance will end on the date we receive your request for full cash surrender at our Service Center.

     The Deferred Premium Load Account value during the first Policy Year is equal to the cumulative Sales Expense Charge, State Tax Charge and Federal Tax Charge collected during the first Policy Year. Beginning on the first Policy Anniversary and continuing until the 7th Policy Anniversary, the Deferred Premium Load Account will be amortized monthly on a straight-line basis. The Deferred Premium Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) plus (b) minus (c), where:

     (a) is the value of the Deferred Premium Load Account as of the prior Monthly Deduction Day;

     (b) is the cumulative Sales Expense Charge, State Tax Charge and Federal Tax Charge collected since the last Monthly Deduction Day, including the current Monthly Deduction Day;

     (c) is the sum of (a) plus (b), divided by the number of Monthly Deduction Days remaining, including the current Monthly Deduction Day, until the 7th Policy Anniversary.

     The value of the Deferred Premium Load Account is zero on or after the 7th Policy Anniversary or upon lapse of the policy.

REQUESTING A SURRENDER

     You can surrender the policy by sending a written request and the policy to our Service Center at: NYLIFE Distributors, Inc., Attention: Executive Benefits, 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211 (or any other address we indicate to you in writing). Faxed requests are not acceptable and will not be accepted at any time.

WHEN THE SURRENDER IS EFFECTIVE


     Unless you choose a later effective date, your surrender will be effective as of the end of the day we receive your written request and the policy. However, if the day we receive your request is not a Business Day or if your request is received after the NYSE's close, the requested surrender will be effective on the next Business Day on which the NYSE is open. We will mail the surrender proceeds within seven days after the effective date. All insurance coverage under the policy and any riders will end on the day we receive your surrender request.

                                     LOANS


     Using the policy as sole security, the policyowner may make a request to borrow up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of your policy's Cash Value, less (ii) any Policy Debt.


LOAN ACCOUNT

     The Loan Account secures any Policy Debt, and is part of our General Account. When a loan is requested, an amount is transferred to the Loan Account from the Investment Divisions and the Fixed Account (on a pro-rata basis unless the policyowner requests otherwise) equal to: (1) the requested loan amount; plus (2) any Policy Debt; plus (3) the interest, to the next policy anniversary, on the requested loan amount and on any Policy Debt; minus (4) the amount in the Loan Account. The effective date of the loan is the Business Day we make payment.

     The value in the Loan Account will never be less than (a+b) - c, where:

     a = the amount in the Loan Account on the prior policy anniversary;

     b = the amount of any loan taken since the prior policy anniversary; and

     c = any loan amount repaid since the prior policy anniversary.

     On each Policy Anniversary, if the outstanding loan plus interest to the next Policy Anniversary exceeds the loan amount, the excess will be transferred from the Investment Divisions and the Fixed Account on a pro rata basis to the Loan Account.

     On each policy anniversary, if the amount in the Loan Account exceeds the amount of any outstanding loans plus interest to the next policy anniversary, the excess will be transferred from the Loan Account to the Investment Divisions and to the Fixed Account. We reserve the right to do this on a monthly basis. Amounts transferred will first be transferred to the Fixed Account up to an amount equal to the total amounts transferred from the Fixed Account to the Loan Account. Any additional amounts transferred will be allocated according to the policyowner's premium allocation in effect at the time of transfer unless the policyowner tells us otherwise.

INTEREST ON VALUE IN LOAN ACCOUNT

     The amount held in the Loan Account earns interest at a rate we determine. Such rate will never be less than 2% less than the rate we charge for policy loans and in no event will it be less than 3%. Interest accrues daily and is credited on each Monthly Deduction Day. For the first 10 Policy Years, the rate we currently expect to credit on loaned amounts is 0.50% less than the effective annual rate we charge for loan interest. Beginning in the eleventh Policy Year, the rate we currently expect to credit on loaned amounts is 0.25% less than the effective annual rate we charge for loan interest. These rates are not guaranteed and we can change them at any time, subject to the above-mentioned minimums.

LOAN INTEREST

     Unless we set a lower rate for any period, the effective annual loan interest rate we charge is 6%, payable in arrears. Loan interest accrues each day and is compounded annually. Loan interest not paid as of the policy anniversary becomes part of the loan. An amount may need to be transferred to the Loan Account to cover this increased loan amount.

     On the date of death, the date the policy ends, the date of a loan repayment or on any other date we specify, we will make any adjustment in the loan that is required to reflect any interest paid for any period beyond that date.

     If we have set a rate lower than 6% per year, any subsequent increase in the interest rate will be subject to the following conditions:

     (1) The effective date of any increase in the interest rate for loans will not be earlier than one year after the effective date of the establishment of the previous rate.

     (2) The amount by which the interest rate can be increased will not exceed one percent per year, but the interest will in no event ever exceed 6%.

     (3) We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.

     (4) If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify the policyowner of that increase at least 30 days prior to the effective date of the increase.

     (5) We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.

LOAN REPAYMENT

     All or part of an unpaid loan can be repaid before the Insured's death or before the policy is surrendered. When a loan repayment is made, we will transfer immediately the excess amount in the Loan Account resulting from the loan repayment in accordance with the procedures set forth under "Loan Account" above. We will also transfer excess amounts in the Loan Account resulting from interest accrued in accordance with those procedures. Payments received by New York Life will be applied as directed by the policyowner.

     If a loan is outstanding when the death benefit or surrender proceeds become payable, we will deduct the amount of any Policy Debt, from these proceeds. In addition, if the Policy Debt exceeds the Cash Value of the policy, we will mail a notice to the policyowner at his or her last known address, and a copy to the last known assignee on our records. All insurance will end 31 days after the date on which we mail that notice to the policyowner if the excess of the Policy Debt over the Cash Value is not paid within that 31 days. See, "TERMINATION AND REINSTATEMENT--Reinstatement Option."

THE EFFECT OF A POLICY LOAN

     A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because the investment results of each Investment Division apply only to the amounts remaining in such Investment Divisions. The longer a loan is outstanding. the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held In the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.

     In addition, unpaid loan interest generally will be treated as a new loan under the Internal Revenue Code ("IRC"). If the Policy is a modified endowment contract, a loan may result in taxable income to you. In addition, for all policies, if the loans taken, including unpaid loan interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. (See "Federal Income Tax Considerations" for more information.)
                         TERMINATION AND REINSTATEMENT

LATE PERIOD


     The late period is the 62 days following the Monthly Deduction Day on which the Cash Surrender Value, less any Policy Debt, of your policy is insufficient to pay for monthly deductions from cash value for the next policy month. During this period, you have the opportunity to pay any premium needed to cover any overdue charges. We will mail a notice to your last known address stating this amount. We will send a copy to the last known assignee, if any, on our records. We will mail these notices at least 31 days before the end of the late period. You policy will remain in effect during the late period. However, if we do not receive the required payment before the end of the late period, we will terminate your policy. When your policy is terminated, it has no value and no benefits are payable upon the death of the Insured.

     If your policy's Cash Surrender Value less any Policy Debt, on any Monthly Deduction Day is less than the monthly deductions due from cash value for the next policy month, your policy will enter a "late period" for 62 days after that date. Your policy will remain in effect during the late period. If the late period expires without sufficient payment, however, then we will terminate your policy without any benefits.

     If the insured dies during the late period, we will pay the Policy Proceeds to the beneficiary. We will reduce the Life Insurance Benefit by any unpaid monthly deductions due from the cash value for the full policy month(s) from the beginning of the late period through the policy month in which the insured dies and any Policy Debt.

REINSTATEMENT OPTION

     A policyowner can apply to reinstate the policy (and any other benefits provided by riders) within five years after the policy is terminated if the policyowner did not surrender it for its full Cash Surrender Value. When the policyowner applies for reinstatement, the policyowner must provide proof of insurability that is acceptable to us, unless the required payment is made within 31 days after the end of the late period. Note that a termination and subsequent reinstatement may cause the policy to become a modified endowment contract.

     In order to reinstate the policy, a payment must be made in an amount which is sufficient to keep the policy (and any riders) in force for at least 3 months. This payment will be in lieu of the payment of all premiums in arrears. If, at the time the policy ended, an outstanding policy loan was in effect, that loan will also be reinstated. However, accrued simple loan interest at 6% from the end of the late period to the date of reinstatement must also be paid as part of the consideration paid for the reinstatement. If a policy loan interest rate of less than 6% is in effect when the policy is reinstated, the interest rate for any Policy Debt at the time of reinstatement will be the same as the policy loan interest rate.

     The Cash Value that will be reinstated is equal to the Cash Value at the time of lapse. The effective date of the reinstatement will be the Monthly Deduction Day on or following the date we approve the signed request for reinstatement on a form acceptable to us at our Service Office.
                       FEDERAL INCOME TAX CONSIDERATIONS

OUR INTENT

     This section is intended to provide general information about Federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.

     The discussion in this section is based on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We have not included any information about applicable state or other tax laws. Furthermore, you should note that tax laws change from time to time. We do not know whether the treatment of life insurance policies under Federal income tax or estate or gift tax laws will continue. Future legislation, regulations or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations or interpretations.

     The ultimate effect of Federal income taxes on the values under your policy and on the economic benefit to you or the beneficiary depends upon NYLIAC's tax status, the terms of the policy and your circumstances.

DIVERSIFICATION STANDARDS AND CONTROL ISSUES

     In addition to other requirements imposed by the Internal Revenue Code, a policy will qualify as life insurance under the IRC only if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account's assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a "look through" rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds have committed to us that the Eligible Portfolios will meet the diversification requirements.

     The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the Separate Account assets would be includable in the variable policyowner's gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular investment divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy cash values. These differences could result in your being treated as the owner of your policy's pro rata portion of the assets of the Separate Account, In addition, we do not know what standards will be set forth, if any, in the regulations or ruling the Treasury Department has stated it expects to issue. Therefore we reserve the right to modify the policy, as we deem appropriate, to attempt to prevent you from being considered the owner of your policy's pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio's investment objective or investment policies.

LIFE INSURANCE STATUS OF THE POLICY

     We believe that your policy, when issued, meets the statutory definition of life insurance under IRC Section 7702 and that you and the beneficiary of your policy will receive the same Federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, we believe that the Life Insurance Benefit under your policy will be excludable from the beneficiary's gross income, subject to the terms and conditions of IRC
Section 101(a)(1). (Life insurance benefits under a "modified endowment contract," as discussed below, are treated in the same manner as life insurance benefits under life insurance policies that are not so classified.)

     In addition, unless the policy is a modified endowment contract, in which case the receipt of any loan under the policy may result in recognition of income by the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the cash values, including increments thereon, under the policy until policy proceeds are received upon a surrender of the policy or upon a partial withdrawal.

     We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.

REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a policy qualifies as life insurance for Federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be paid. The Treasury Department has issued proposed regulations and is expected to promulgate temporary or final regulations governing reasonableness standards for mortality charges.

MODIFIED ENDOWMENT CONTRACT STATUS

     A policy will be a modified endowment contract if it satisfies the definition of life insurance contained in the Internal Revenue Code, but it either fails the additional "7-pay test" set forth in Internal Revenue Code
Section 7702A or was received in exchange for a modified endowment contract. A policy will fail the 7-pay test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the total premiums that would have been payable under a policy providing for guaranteed benefits upon the payment of seven level annual premiums. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the 7-pay test.

     While the 7-pay test is generally applied as of the time the policy is issued, certain changes in the contractual terms of a policy will require a policy to be re-tested to determine whether the change has caused the policy to become a modified endowment contract. For example, a reduction in death benefits during the first seven contract years will cause the policy to be re-tested as if it had originally been issued with the reduced death benefit.

     In addition, if a "material change" occurs at any time while the policy is in force, a new 7-pay test period will start and the policy will need to be re-tested to determine whether it continues to meet the 7-pay test. The term "material change" generally includes increases in death benefits, but does not include an increase in death benefits attributable to the payment of premiums necessary to fund the lowest level of death benefits payable during the first seven contract years, or which is attributable to the crediting of interest with respect to such premiums.

     Because the policy provides for flexible premiums, we have procedures to monitor whether, under our current interpretations of the law, increases in the death benefit or additional premiums either cause the start of a new seven-year test period or cause the policy to be a modified endowment contract. All additional premiums will be considered in these determinations.

     If the policyowner pays a premium that exceeds the 7-pay limit, we will notify and give the policyowner the opportunity to prevent the policy from becoming a modified endowment contract by requesting that the excess premium be returned to him or her. If the policy becomes a modified endowment contract, all distributions (including loans) occurring in the year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the 7-pay test. Any distribution or loan made within two years prior to the date that a policy fails the 7-pay test is considered to have been made in anticipation of the failure.

STATUS OF THE POLICY AFTER THE INSURED IS AGE 100

     The policy provides that beginning on the policy anniversary on which the insured is age 100, the Face Amount, as shown on page 2 of the policy, will no longer apply. Instead, the death benefit under the policy will equal the Alternative Cash Surrender Value. The IRS has not issued any guidance on the status of a life insurance policy after the insured becomes age 100. There is a risk that the policy may not qualify as life insurance under the Federal tax law after the insured becomes age 100 and that the owner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 100.

PARTIAL WITHDRAWALS AND POLICY SURRENDERS


     Upon surrender of a policy for its Alternative Cash Surrender Value, you will recognize ordinary income for Federal tax purposes to the extent that the cash value or Alternative Cash Surrender Value, less any uncollected additional contract charges, exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender a policy the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.


     If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After 15 years, cash distributions from a policy that is not a modified endowment contract will not be subject to Federal income tax, except to the extent that they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in face amount or a partial withdrawal. In addition, any amounts distributed under a modified endowment contract (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. In general, the amount that may be subject to tax is the excess of the cash value (both loaned and unloaned) over the previously unrecovered premiums paid.

     For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

     If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a loan, partial withdrawal and/or surrender), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions that are: (i) made on or after the date the taxpayer attains age 59 1/2; or (ii) attributable to the taxpayer's becoming disabled; or (iii) part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

POLICY LOANS AND INTEREST DEDUCTIONS

     We believe that under current law, any loan received under your policy will be treated as policy debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above), loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to an additional 10% tax.

     IRC Section 264 provides that interest paid or accrued on a loan in connection with a policy generally is not deductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.

     Present law provides that interest on policy loans or other indebtedness that can be traced to life insurance policies generally is not deductible unless the policy insures the life of one of a limited number of key persons of a business. A key person includes an officer or 20% owner. In addition, the interest deductions for most companies for interest on other indebtedness are reduced under a proration rule if the business is a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts. The proration rule does not apply if the contract covers an employee, director, officer or 20% owner.

     In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums paid, ordinarily you will be liable for taxes on the excess. The amount will be taxed as ordinary income.

CORPORATE OWNERS

     Ownership of a policy by a corporation may affect the policyowner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the "inside build up" or income on the contract gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any policy exceed the sum of (i) the premiums paid on that policy in the year of death, and
(ii) the corporation's basis in the policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

EXCHANGES OR ASSIGNMENTS OF POLICIES

     If you change the policyowner or exchange or assign your policy, it may have significant tax consequences, depending on the circumstances. For example, an assignment or exchange of the policy may result in taxable income to you. Further, IRC Section 101 (a) provides that, subject to certain exceptions, in a circumstance where a policy which has been transferred for value, only the portion of the life insurance benefit which is equal to the total consideration paid for the policy may be excluded from gross income. For complete information with respect to policy assignments and exchanges, a qualified tax advisor should be consulted.

OTHER TAX ISSUES

     Generally, life insurance benefits are not currently subject to Federal income tax. Also, generally, the earnings on the amount you invest in the Investment Divisions and the Fixed Account are not subject to income tax as long as they remain invested in the policy. If you take a partial withdrawal, surrender or terminate your policy, or if your policy matures, you may incur taxable income. You may incur taxable income if your policy becomes a modified endowment contract and you take a policy loan. However, Federal estate and state and local estate, inheritance, and other tax consequences of Ownership or receipt of Policy Proceeds depend on the circumstances of each policyowner or beneficiary, so please check with your tax advisor for information pertaining to your tax status.

WITHHOLDING

     Under IRC Section 3405, withholding generally is required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. You can elect to have either non-periodic or periodic payments made without withholding except when your tax identification number has not been furnished to us, or when the IRS has notified us that a tax identification number is incorrect.

     Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have Federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.

SALES AND OTHER AGREEMENTS

     NYLIFE Distributors Inc., ("NYLIFE Distributors"), a member of the National Association of Securities Dealers, is the principal underwriter and the distributor of the policies. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. NYLIFE Distributors is engaged in the business of underwriting and distributing units of the Separate Account and shares of open-end investment companies, including The MainStay Funds and Eclipse Funds Inc.

     The commissions paid to registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors during the policy's first year will not exceed 23% of the premiums paid up to a policy's target premium plus 4% of premiums paid in excess of such amount. Commissions paid during Policy Years two through four will not exceed 12.5% of the policy's target premium plus 4% of premiums paid in excess of such amount. Commissions paid during Policy Years five through seven will not exceed 5% of the policy's target premium plus 1.5% of premiums paid in excess of such amount. Commissions paid during Policy Years eight through ten will not exceed 1.5% of the policy's target premium plus 1.5% of premiums paid in excess of such amount. There are no commissions paid in Policy Years eleven and beyond. Apart from commissions, registered representatives may receive compensation for policy administration services which they provide pursuant to the terms of a service agreement.


     NYLIAC provides administrative and distribution services in connection with the investment of premium payments in certain Investment Divisions which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about, and promoting the distribution of, the Eligible Portfolios. We receive compensation from the Funds, or from the Funds' investment advisers or service providers (who may be affiliates of NYLIAC), in return for both administrative and/or distribution services. Currently, we receive compensation under various administrative services arrangements in amounts ranging from 0.10% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of shares of the Eligible Portfolios held by the Investment Divisions.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the Federal securities law), investment retail securities and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible, that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              RECORDS AND REPORTS

     New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year we will mail you a report showing the cash value, cash surrender value and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports transactions that you have requested or authorized. Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement.

     Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's Investor's Services, Inc. and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2002 and 2001 and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2002 (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2002 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of independent accountants) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, N.Y. 10036.


     Information about CorpExec VUL (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about CorpExec VUL are available on the SEC's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.

     For a personalized illustration, contact your Registered Representative or call our toll-free number, 1-800-598-2019.

SEC File Number:

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED

                                  MAY 1, 2003

                                      FOR

                           CORPORATE EXECUTIVE SERIES
                        VARIABLE UNIVERSAL LIFE POLICIES

                                      FROM

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current NYLIAC Corporate Executive Series Variable Universal Life (CorpExec VUL) prospectus. You should read the SAI in conjunction with the current CorpExec VUL prospectus dated May 1, 2003 and any supplements thereto. This SAI is incorporated by reference into the prospectus. You may obtain the prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (913) 906-4000 or writing to NYLIAC at 11400 Tomahawk Creek Parkway, Suite 200, Leawood, KS 66211. Terms used but not defined in the SAI have the same meaning as in the current CorpExec VUL prospectus.


                               TABLE OF CONTENTS


                                                               PAGE
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
About Financial Statements..................................     2
Financial Statements........................................   F-1


     CORPEXEC VUL IS OFFERED UNDER NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I.

                           ABOUT FINANCIAL STATEMENTS



     The balance sheet of NYLIAC as of December 31, 2002 and 2001 and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2002 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2002 and the statement of operations, the statement of changes in net assets and the financial highlights for the period provided in this SAI have been included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2002

                                                              MAINSTAY VP      MAINSTAY VP
                                             MAINSTAY VP        CAPITAL            CASH         MAINSTAY VP
                                                 BOND         APPRECIATION      MANAGEMENT      CONVERTIBLE
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $  3,336,164     $ 17,279,633     $  4,274,553     $      1,113

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          5,781           32,837            3,312               --
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  3,330,383     $ 17,246,796     $  4,271,241     $      1,113
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $  3,330,383     $ 17,231,372     $    155,353     $         --
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --           15,424        4,115,888            1,113
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $  3,330,383     $ 17,246,796     $  4,271,241     $      1,113
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $      13.44     $       6.92     $       1.18     $         --
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $       1.01     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $       9.56     $       1.01     $       9.82
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  3,194,829     $ 34,637,749     $  4,274,570     $      1,165
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP                       MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP       HIGH YIELD      MAINSTAY VP     INTERNATIONAL     MAINSTAY VP
      GOVERNMENT     GROWTH EQUITY    CORPORATE BOND   INDEXED EQUITY       EQUITY        MID CAP CORE
    ---------------------------------------------------------------------------------------------------
     $    677,922     $ 24,438,434     $  2,073,031     $ 74,229,488     $ 12,791,553     $     16,045

            1,151           45,488            3,568          141,995           22,985                4
     ------------     ------------     ------------     ------------     ------------     ------------
     $    676,771     $ 24,392,946     $  2,069,463     $ 74,087,493     $ 12,768,568     $     16,041
     ============     ============     ============     ============     ============     ============
     $    649,658     $ 24,273,349     $  2,027,085     $ 74,054,401     $ 12,713,458     $         --
               --               --               --               --               --               --
           27,113          119,597           42,378           33,092           55,110           16,041
     ------------     ------------     ------------     ------------     ------------     ------------
     $    676,771     $ 24,392,946     $  2,069,463     $ 74,087,493     $ 12,768,568     $     16,041
     ============     ============     ============     ============     ============     ============
     $      13.47     $       8.41     $      10.73     $       8.18     $       8.92     $         --
     ============     ============     ============     ============     ============     ============
     $      10.41     $       7.33     $         --     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============
     $      10.25     $       9.61     $       9.63     $       8.16     $       9.80     $       9.74
     ============     ============     ============     ============     ============     ============
     $    640,442     $ 41,388,683     $  2,324,281     $115,779,119     $ 16,676,768     $     16,508
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                                                               MAINSTAY VP
                                                                                 AMERICAN       MAINSTAY VP
                                             MAINSTAY VP      MAINSTAY VP     CENTURY INCOME   DREYFUS LARGE
                                             TOTAL RETURN        VALUE          AND GROWTH     COMPANY VALUE
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $    798,295     $     41,132     $      2,058     $    284,696

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................          1,465               27                1              505
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    796,830     $     41,105     $      2,057     $    284,191
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $    796,830     $        956     $         --     $    257,522
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --           40,149            2,057           26,669
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $    796,830     $     41,105     $      2,057     $    284,191
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $       7.25     $       7.75     $         --     $       8.18
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $       8.27     $         --     $       8.27
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $      10.27     $       8.28     $      10.04
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $  1,129,866     $     41,117     $      2,506     $    377,871
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     MAINSTAY VP
     EAGLE ASSET     ALGER AMERICAN                      DREYFUS VIF       FIDELITY VIP      FIDELITY VIP
      MANAGEMENT         SMALL        CALVERT SOCIAL      SMALL CAP        CONTRAFUND(R)     EQUITY-INCOME
    GROWTH EQUITY    CAPITALIZATION      BALANCED      (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)
    -------------------------------------------------------------------------------------------------------
     $    246,402     $     98,177     $     25,320      $     34,053      $    453,160      $    992,541

              368              180               46                 9               649             1,810
     ------------     ------------     ------------      ------------      ------------      ------------
     $    246,034     $     97,997     $     25,274      $     34,044      $    452,511      $    990,731
     ============     ============     ============      ============      ============      ============
     $    178,097     $     97,997     $     25,274      $         --      $    300,035      $    947,323
               --               --               --                --                --                --
           67,937               --               --            34,044           152,476            43,408
     ------------     ------------     ------------      ------------      ------------      ------------
     $    246,034     $     97,997     $     25,274      $     34,044      $    452,511      $    990,731
     ============     ============     ============      ============      ============      ============
     $       4.69     $       5.65     $       9.29      $         --      $      10.55      $       8.75
     ============     ============     ============      ============      ============      ============
     $         --     $         --     $         --      $         --      $       8.87      $       8.67
     ============     ============     ============      ============      ============      ============
     $       7.89     $         --     $         --      $       7.57      $       9.21      $      10.27
     ============     ============     ============      ============      ============      ============
     $    408,244     $    133,810     $     27,405      $     35,939      $    538,512      $  1,230,845
     ============     ============     ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                                                                 FIDELITY VIP
                                             FIDELITY VIP      FIDELITY VIP       INVESTMENT       FIDELITY VIP
                                                GROWTH           INDEX 500        GRADE BOND          MID-CAP
                                            (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
                                            ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $     14,982      $     53,305      $    239,516      $     17,621

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................              8                11                57                 4
                                             ------------      ------------      ------------      ------------
      Total net assets....................   $     14,974      $     53,294      $    239,459      $     17,617
                                             ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $         --      $         --      $         --      $         --
    CESVUL Policies.......................             --                --                --                --
    CESVUL2 Policies......................         14,974            53,294           239,459            17,617
                                             ------------      ------------      ------------      ------------
      Total net assets....................   $     14,974      $     53,294      $    239,459      $     17,617
                                             ============      ============      ============      ============
    CSVUL Variable accumulation unit
      value...............................   $         --      $         --      $         --      $         --
                                             ============      ============      ============      ============
    CESVUL Variable accumulation unit
      value...............................   $         --      $         --      $         --      $         --
                                             ============      ============      ============      ============
    CESVUL2 Variable accumulation unit
      value...............................   $       7.60      $       9.43      $      10.86      $       8.64
                                             ============      ============      ============      ============
Identified Cost of Investment.............   $     17,340      $     56,532      $    234,026      $     18,067
                                             ============      ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                       JANUS ASPEN
   FIDELITY VIP                           SERIES                            MFS(R)
     OVERSEAS         JANUS ASPEN       WORLDWIDE       LORD ABBETT     INVESTORS TRUST   MFS(R) UTILITIES
  (INITIAL CLASS)   SERIES BALANCED       GROWTH       MID-CAP VALUE        SERIES             SERIES
  --------------------------------------------------------------------------------------------------------
<S
   $      2,095      $  9,582,625      $    264,058     $      9,493     $     46,616       $    169,412

             --            16,932               488                2                9                109
   ------------      ------------      ------------     ------------     ------------       ------------
   $      2,095      $  9,565,693      $    263,570     $      9,491     $     46,607       $    169,303
   ============      ============      ============     ============     ============       ============
   $         --      $  9,237,221      $    262,264     $         --     $         --       $         --
             --                --                --               --               --                 --
          2,095           328,472             1,306            9,491           46,607            169,303
   ------------      ------------      ------------     ------------     ------------       ------------
   $      2,095      $  9,565,693      $    263,570     $      9,491     $     46,607       $    169,303
   ============      ============      ============     ============     ============       ============
   $         --      $      12.89      $       8.45     $         --     $         --       $         --
   ============      ============      ============     ============     ============       ============
   $         --      $       9.22      $         --     $         --     $         --       $         --
   ============      ============      ============     ============     ============       ============
   $       9.25      $       9.32      $       7.90     $       9.69     $       9.52       $       8.21
   ============      ============      ============     ============     ============       ============
   $      2,265      $ 10,592,478      $    437,783     $      9,847     $     48,969       $    205,818
   ============      ============      ============     ============     ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2002

                                            MORGAN STANLEY
                                                 UIF         MORGAN STANLEY                    T. ROWE PRICE
                                               EMERGING         UIF U.S.      T. ROWE PRICE     LIMITED TERM
                                            MARKETS EQUITY    REAL ESTATE     EQUITY INCOME         BOND
                                            -----------------------------------------------------------------
ASSETS:
  Investment at net asset value...........   $     19,621     $    221,235     $    916,776     $     33,412

LIABILITIES:
  Liability to New York Life Insurance and
    Annuity Corporation for mortality and
    expense risk charges..................             36              120              810                9
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $     19,585     $    221,115     $    915,966     $     33,403
                                             ============     ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    CSVUL Policies........................   $     19,585     $         --     $    212,674     $         --
    CESVUL Policies.......................             --               --               --               --
    CESVUL2 Policies......................             --          221,115          703,292           33,403
                                             ------------     ------------     ------------     ------------
      Total net assets....................   $     19,585     $    221,115     $    915,966     $     33,403
                                             ============     ============     ============     ============
    CSVUL Variable accumulation unit
      value...............................   $       7.05     $         --     $       9.92     $         --
                                             ============     ============     ============     ============
    CESVUL Variable accumulation unit
      value...............................   $         --     $         --     $       8.76     $         --
                                             ============     ============     ============     ============
    CESVUL2 Variable accumulation unit
      value...............................   $         --     $       9.03     $       8.39     $      10.15
                                             ============     ============     ============     ============
Identified Cost of Investment.............   $     20,286     $    252,308     $  1,061,688     $     33,085
                                             ============     ============     ============     ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2002


                                                                 MainStay VP      MainStay VP
                                                MainStay VP        Capital            Cash         MainStay VP      MainStay VP
                                                    Bond         Appreciation      Management      Convertible       Government
                                               -------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $     142,407    $      20,579    $      40,557    $          32    $      18,987
  Mortality and expense risk charges.........        (21,910)        (146,337)         (11,284)              --           (4,418)
                                               -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)...........        120,497         (125,758)          29,273               32           14,569
                                               -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........        153,666          621,964          971,736               --           53,854
  Cost of investments sold...................       (157,130)      (1,065,194)        (971,713)              --          (52,411)
                                               -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments..........................         (3,464)        (443,230)              23               --            1,443
  Realized gain distribution received........          2,924               --               22               --               --
  Change in unrealized appreciation
    (depreciation) on investments............        146,556       (7,401,453)             (19)             (52)          39,360
                                               -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments.........        146,016       (7,844,683)              26              (52)          40,803
                                               -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $     266,513    $  (7,970,441)   $      29,299    $         (20)   $      55,372
                                               =============    =============    =============    =============    =============

                                                MainStay VP
                                                  American       MainStay VP      MainStay VP         Alger
                                                  Century       Dreyfus Large     Eagle Asset        American         Calvert
                                                 Income and        Company         Management         Small            Social
                                                 Growth(b)          Value        Growth Equity    Capitalization      Balanced
                                               -------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $          25    $       1,961    $         189    $          --    $         743
  Mortality and expense risk charges.........             (3)          (2,172)          (1,520)            (671)            (110)
                                               -------------    -------------    -------------    -------------    -------------
      Net investment income (loss)...........             22             (211)          (1,331)            (671)             633
                                               -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........             44           46,844           22,553           31,458           32,543
  Cost of investments sold...................            (51)         (53,934)         (37,521)         (54,642)         (37,469)
                                               -------------    -------------    -------------    -------------    -------------
      Net realized gain (loss) on
        investments..........................             (7)          (7,090)         (14,968)         (23,184)          (4,926)
  Realized gain distribution received........             --               --               --               --               --
  Change in unrealized appreciation
    (depreciation) on investments............           (448)         (77,215)         (63,714)          (4,805)           2,532
                                               -------------    -------------    -------------    -------------    -------------
      Net gain (loss) on investments.........           (455)         (84,305)         (78,682)         (27,989)          (2,394)
                                               -------------    -------------    -------------    -------------    -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $        (433)   $     (84,516)   $     (80,013)   $     (28,660)   $      (1,761)
                                               =============    =============    =============    =============    =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                     MainStay VP
     MainStay VP     High Yield      MainStay VP     MainStay VP     MainStay VP
       Growth         Corporate        Indexed      International      Mid Cap       MainStay VP     MainStay VP
       Equity           Bond           Equity          Equity          Core(c)      Total Return        Value
    -------------------------------------------------------------------------------------------------------------
    $    261,527    $    216,606    $  1,074,575    $    182,456    $         48    $     21,667    $         660
        (197,090)        (13,115)       (591,035)        (93,844)             (4)         (5,920)            (128)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
          64,437         203,491         483,540          88,612              44          15,747              532
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
         956,288         139,759       2,614,645         417,482              73          34,530           20,517
      (1,433,175)       (159,677)     (3,682,857)       (527,226)            (72)        (52,128)         (25,679)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (476,887)        (19,918)     (1,068,212)       (109,744)              1         (17,598)          (5,162)
              --              --         270,694              --              --              --               35
                 )
      (7,695,754        (189,678)    (21,870,329)       (671,675)           (463)       (160,010)             (64)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (8,172,641)       (209,596)    (22,667,847)       (781,419)           (462)       (177,608)          (5,191)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (8,108,204)
    $               $     (6,105)   $(22,184,307)   $   (692,807)   $       (418)   $   (161,861)   $      (4,659)
    =============   =============   =============   =============   =============   =============   =============

                                            Fidelity VIP                                                  Fidelity VIP
       Dreyfus VIF        Fidelity VIP         Equity-          Fidelity VIP         Fidelity VIP          Investment
        Small Cap         Contrafund(R)        Income              Growth             Index 500            Grade Bond
    (Initial Class)(b)   (Initial Class)   (Initial Class)   (Initial Class)(b)   (Initial Class)(d)   (Initial Class)(b)
    ---------------------------------------------------------------------------------------------------------------------
      $           6       $       3,057     $      18,832      $          --        $          --        $          --
                (11)             (2,567)           (7,302)               (15)                 (11)                 (66)
      -------------       -------------     -------------      -------------        -------------        -------------
                 (5)                490            11,530                (15)                 (11)                 (66)
      -------------       -------------     -------------      -------------        -------------        -------------
                 35             117,137           104,806                322                   --                  314
                (44)           (133,388)         (112,689)              (397)                  --                 (300)
      -------------       -------------     -------------      -------------        -------------        -------------
                 (9)            (16,251)           (7,883)               (75)                  --                   14
                 --                  --            25,632                 --                   --                   --
             (1,887)            (26,003)         (221,321)            (2,358)              (3,228)               5,489
      -------------       -------------     -------------      -------------        -------------        -------------
             (1,896)            (42,254)         (203,572)            (2,433)              (3,228)               5,503
      -------------       -------------     -------------      -------------        -------------        -------------
      $      (1,901)      $     (41,764)    $    (192,042)     $      (2,448)       $      (3,239)       $       5,437
      =============       =============     =============      =============        =============        =============


     Fidelity VIP Mid-       Fidelity VIP
            Cap                Overseas
     (Initial Class)(b)   (Initial Class)(d)
     ---------------------------------------
       $          --        $          --
                  (8)                  --
       -------------        -------------
                  (8)                  --
       -------------        -------------
                 149                   --
                (169)                  --
       -------------        -------------
                 (20)                  --
                  --                   --
                (446)                (170)
       -------------        -------------
                (466)                (170)
       -------------        -------------
       $        (474)       $        (170)
       =============        =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2002

                                                                Janus Aspen                       MFS(R)
                                                Janus Aspen       Series        Lord Abbett      Investors        MFS(R)
                                                  Series         Worldwide        Mid-Cap          Trust         Utilities
                                                 Balanced         Growth         Value(d)        Series(d)       Series(a)
                                               -----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income............................  $     242,504   $       2,854   $          54   $          --   $       4,105
  Mortality and expense risk charges.........        (68,897)         (2,132)             (2)             (9)           (301)
                                               -------------   -------------   -------------   -------------   -------------
      Net investment income (loss)...........        173,607             722              52              (9)          3,804
                                               -------------   -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments..........      1,519,429          31,458              --              --           2,454
  Cost of investments sold...................     (1,351,186)        (67,877)             --              --          (3,072)
                                               -------------   -------------   -------------   -------------   -------------
      Net realized gain (loss) on
        investments..........................        168,243         (36,419)             --              --            (618)
  Realized gain distribution received........             --              --              --              --              --
  Change in unrealized appreciation
    (depreciation) on investments............     (1,080,792)        (54,391)           (354)         (2,353)        (36,406)
                                               -------------   -------------   -------------   -------------   -------------
      Net gain (loss) on investments.........       (912,549)        (90,810)           (354)         (2,353)        (37,024)
                                               -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in net assets
          resulting from operations..........  $    (738,942)  $     (90,088)  $        (302)  $      (2,362)  $     (33,220)
                                               =============   =============   =============   =============   =============

 Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


    Morgan Stanley   Morgan Stanley                     T.Rowe Price
     UIF Emerging    UIF U.S. Real     T.Rowe Price       Limited
    Markets Equity     Estate(a)      Equity Income     Term Bond(c)
    -----------------------------------------------------------------
    $          --    $       6,987    $      12,624    $         165
             (115)            (346)          (2,794)              (9)
    -------------    -------------    -------------    -------------
             (115)           6,641            9,830              156
    -------------    -------------    -------------    -------------
           23,702            2,485           64,495              145
          (24,043)          (2,665)         (69,547)            (145)
    -------------    -------------    -------------    -------------
             (341)            (180)          (5,052)              --
               --            4,968              310               --
             (925)         (31,073)        (144,542)             328
    -------------    -------------    -------------    -------------
           (1,266)         (26,285)        (149,284)             328
    -------------    -------------    -------------    -------------
    $      (1,381)   $     (19,644)   $    (139,454)   $         484
    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and December 31, 2001


                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                     BOND                  CAPITAL APPRECIATION
                                                          ---------------------------   ---------------------------
                                                              2002           2001           2002           2001
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $    120,497   $    108,940   $   (125,758)  $   (167,167)
   Net realized gain (loss) on investments..............        (3,464)          (239)      (443,230)      (196,888)
   Realized gain distribution received..................         2,924             --             --             --
   Change in unrealized appreciation (depreciation) on
     investments........................................       146,556         17,844     (7,401,453)    (7,643,995)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations........................       266,513        126,545     (7,970,441)    (8,008,050)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       630,723         97,499        180,061        189,680
   Cost of insurance....................................      (117,734)       (59,266)      (470,377)      (436,228)
   Policyowners' surrenders.............................          (354)            --         (1,023)        (3,945)
   Net transfers from (to) Fixed Account................            57              4         28,863         18,275
   Transfers between Investment Divisions...............         1,972      1,896,472             --             --
   Policyowners' death benefits.........................       (14,629)            --             --        (35,673)
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................       500,035      1,934,709       (262,476)      (267,891)
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................          (327)          (178)        12,295          5,397
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................       766,221      2,061,076     (8,220,622)    (8,270,544)
NET ASSETS:
   Beginning of year....................................     2,564,162        503,086     25,467,418     33,737,962
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $  3,330,383   $  2,564,162   $ 17,246,796   $ 25,467,418
                                                          ============   ============   ============   ============

                                                                  MAINSTAY VP
                                                                  HIGH YIELD                    MAINSTAY VP
                                                                CORPORATE BOND                INDEXED EQUITY
                                                          ---------------------------   ---------------------------
                                                              2002           2001           2002           2001
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $    203,491   $     61,213   $    483,540   $    300,392
   Net realized gain (loss) on investments..............       (19,918)       (10,010)    (1,068,212)      (543,101)
   Realized gain distribution received..................            --             --        270,694      1,019,562
   Change in unrealized appreciation (depreciation) on
     investments........................................      (189,678)       (45,437)   (21,870,329)   (15,233,466)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
       from operations..................................        (6,105)         5,766    (22,184,307)   (14,456,613)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       523,304         57,013      1,253,048      1,643,455
   Cost of insurance....................................       (83,379)       (21,471)    (1,982,062)    (1,736,187)
   Policyowners' surrenders.............................        (2,690)        (1,908)       (28,472)        (6,298)
   Net transfers from (to) Fixed Account................       (10,199)       (28,534)        22,086         50,795
   Transfers between Investment Divisions...............     1,100,177        463,582             --     (1,458,521)
   Policyowners' death benefits.........................        (4,277)            --         (3,624)      (129,253)
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................     1,522,936        468,682       (739,024)    (1,636,009)
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................           188            (13)        41,666          2,486
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................     1,517,019        474,435    (22,881,665)   (16,090,136)
NET ASSETS:
   Beginning of year....................................       552,444         78,009     96,969,158    113,059,294
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $  2,069,463   $    552,444   $ 74,087,493   $ 96,969,158
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          CASH MANAGEMENT                 CONVERTIBLE                   GOVERNMENT                   GROWTH EQUITY
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2002           2001           2002           2001           2002           2001           2002           2001
    ---------------------------------------------------------------------------------------------------------------------
    $     29,273   $      3,301   $         32   $         (1)  $     14,569   $     18,274   $     64,437   $    (15,404)
              23             --             --           (263)         1,443            578       (476,887)      (533,787)
              22             --             --             --             --             --             --             --
             (19)             1            (52)           281         39,360         (1,863)    (7,695,754)    (6,566,641)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          29,299          3,302            (20)            17         55,372         16,989     (8,108,204)    (7,115,832)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          94,936         13,652             --             --        145,489          2,381      1,200,468      1,580,041
         (59,762)        (6,118)           (12)        (1,801)       (28,146)       (12,607)      (702,533)      (640,448)
        (840,034)            --             --           (250)       (19,667)            --        (51,631)          (440)
       4,893,791         65,248          1,145             --         18,692         19,898        109,257         36,056
              --             --             --             --             --        463,582             --     (1,515,393)
              --             --             --             --         (3,550)            --         (3,336)       (40,280)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,088,931         72,782          1,133         (2,051)       112,818        473,254        552,225       (580,464)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (25)            (5)            --             --            (83)           (24)        14,194          5,207
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,118,205         76,079          1,113         (2,034)       168,107        490,219     (7,541,785)    (7,691,089)
         153,036         76,957             --          2,034        508,664         18,445     31,934,731     39,625,820
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  4,271,241   $    153,036   $      1,113   $         --   $    676,771   $    508,664   $ 24,392,946   $ 31,934,731
    ============   ============   ============   ============   ============   ============   ============   ============

                                    MAINSTAY                                                                    MAINSTAY VP
                                       VP                                                                        AMERICAN
            MAINSTAY VP             MID CAP              MAINSTAY VP                   MAINSTAY VP                CENTURY
       INTERNATIONAL EQUITY           CORE              TOTAL RETURN                      VALUE              INCOME AND GROWTH
    ---------------------------   ------------   ---------------------------   ---------------------------   -----------------
        2002           2001         2002(C)          2002           2001           2002           2001            2002(B)
    --------------------------------------------------------------------------------------------------------------------------
    $     88,612   $     94,920   $         44   $     15,747   $     13,138   $        532   $        273     $         22
        (109,744)      (179,803)             1        (17,598)        (9,349)        (5,162)            29               (7)
              --         43,972             --             --          1,065             35            903               --
        (671,675)    (2,373,860)          (463)      (160,010)       (94,939)           (64)           (16)            (448)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
        (692,807)    (2,414,771)          (418)      (161,861)       (90,085)        (4,659)         1,189             (433)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
         151,899        308,965             --        290,034        290,756         14,972            259               --
        (320,427)      (250,019)           (73)       (31,566)       (28,211)        (2,861)          (798)             (42)
          (4,285)          (170)            --             --             --        (18,736)            --               --
          56,516          2,297         16,532             --             --         30,848         19,896            2,532
          (1,034)      (532,094)            --             --             --             --             --               --
              --        (17,638)            --             --             --             --             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
        (117,331)      (488,659)        16,459        258,468        262,545         24,223         19,357            2,490
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
           2,698          2,114             --            257             29              8             --               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
        (807,440)    (2,901,316)        16,041         96,864        172,489         19,572         20,546            2,057
      13,576,008     16,477,324             --        699,966        527,477         21,533            987               --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------     ------------
    $ 12,768,568   $ 13,576,008   $     16,041   $    796,830   $    699,966   $     41,105   $     21,533     $      2,057
    ============   ============   ============   ============   ============   ============   ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2002 and December 31, 2001

                                                                                                MAINSTAY VP
                                                                  MAINSTAY VP                   EAGLE ASSET
                                                                 DREYFUS LARGE                  MANAGEMENT
                                                                 COMPANY VALUE                 GROWTH EQUITY
                                                          ---------------------------   ---------------------------
                                                              2002           2001           2002           2001
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $       (211)  $         68   $     (1,331)  $     (1,715)
   Net realized gain (loss) on investments..............        (7,090)           169        (14,968)        (7,527)
   Realized gain distribution received..................            --          8,186             --             --
   Change in unrealized appreciation (depreciation) on
     investments........................................       (77,215)       (25,063)       (63,714)       (40,180)
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets resulting
       from operations..................................       (84,516)       (16,640)       (80,013)       (49,422)
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................        44,223         30,461         51,269         30,608
   Cost of insurance....................................       (19,353)       (14,996)       (12,875)       (12,782)
   Policyowners' surrenders.............................       (26,657)            --         (8,403)          (226)
   Net transfers from (to) Fixed Account................        26,551         20,422         62,454            510
   Transfers between Investment Divisions...............            --             --             --             --
   Policyowners' death benefits.........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................        24,764         35,887         92,445         18,110
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................           146             (3)           126             11
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................       (59,606)        19,244         12,558        (31,301)
NET ASSETS:
   Beginning of year....................................       343,797        324,553        233,476        264,777
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $    284,191   $    343,797   $    246,034   $    233,476
                                                          ============   ============   ============   ============

                                                                   FIDELITY                                  FIDELITY
                                                                      VIP                FIDELITY VIP           VIP
                                                                 EQUITY-INCOME              GROWTH           INDEX 500
                                                                (INITIAL CLASS)         (INITIAL CLASS)   (INITIAL CLASS)
                                                          ---------------------------   ---------------   ---------------
                                                              2002           2001           2002(B)           2002(D)
                                                          ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $     11,530   $     13,518    $        (15)     $        (11)
   Net realized gain (loss) on investments..............        (7,883)       (11,793)            (75)               --
   Realized gain distribution received..................        25,632         62,481              --                --
   Change in unrealized appreciation (depreciation) on
     investments........................................      (221,321)      (133,705)         (2,358)           (3,228)
                                                          ------------   ------------    ------------      ------------
     Net increase (decrease) in net assets resulting
       from operations..................................      (192,042)       (69,499)         (2,448)           (3,239)
                                                          ------------   ------------    ------------      ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................       285,205        446,081          12,823                --
   Cost of insurance....................................       (46,971)       (58,473)           (316)             (403)
   Policyowners' surrenders.............................       (16,485)        (1,452)             --                --
   Net transfers from (to) Fixed Account................         6,363         (3,428)          4,916            56,936
   Transfers between Investment Divisions...............            --       (708,375)             --                --
   Policyowners' death benefits.........................        (7,396)            --              --                --
                                                          ------------   ------------    ------------      ------------
     Net contributions and (withdrawals)................       220,716       (325,647)         17,423            56,533
                                                          ------------   ------------    ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................           440             (7)             (1)               --
                                                          ------------   ------------    ------------      ------------
       Increase (decrease) in net assets................        29,114       (395,153)         14,974            53,294
NET ASSETS:
   Beginning of year....................................       961,617      1,356,770              --                --
                                                          ------------   ------------    ------------      ------------
   End of year..........................................  $    990,731   $    961,617    $     14,974      $     53,294
                                                          ============   ============    ============      ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                            FIDELITY
                                                                  DREYFUS VIF                  VIP
          ALGER AMERICAN                    CALVERT                SMALL CAP              CONTRAFUND(R)
       SMALL CAPITALIZATION             SOCIAL BALANCED         (INITIAL SHARES)         (INITIAL CLASS)
    ---------------------------   ---------------------------   ----------------   ---------------------------
        2002           2001           2002           2001           2002(B)            2002           2001
    ----------------------------------------------------------------------------------------------------------
    $       (671)  $       (565)  $        633   $      1,184     $         (5)    $        490   $        333
         (23,184)       (35,400)        (4,926)        (3,832)              (9)         (16,251)        (4,968)
              --             --             --            671               --               --          9,428
          (4,805)        11,183          2,532            543           (1,887)         (26,003)       (50,564)
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
         (28,660)       (24,782)        (1,761)        (1,434)          (1,901)         (41,764)       (45,771)
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
          52,563         59,262         23,100         24,023               --           80,417         64,345
          (5,081)        (4,330)        (3,453)        (3,558)            (295)         (22,834)       (17,598)
              --         (1,040)            --         (1,391)              --          (60,058)          (878)
         (20,927)       (17,505)       (28,547)       (21,444)          36,240          127,514         17,613
              --             --             --             --               --               --             --
            (408)            --           (466)            --               --             (316)            --
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
          26,147         36,387         (9,366)        (2,370)          35,945          124,723         63,482
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
              51             18              2             (3)              --               77             32
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
          (2,462)        11,623        (11,125)        (3,807)          34,044           83,036         17,743
         100,459         88,836         36,399         40,206               --          369,475        351,732
    ------------   ------------   ------------   ------------     ------------     ------------   ------------
    $     97,997   $    100,459   $     25,274   $     36,399     $     34,044     $    452,511   $    369,475
    ============   ============   ============   ============     ============     ============   ============

      FIDELITY VP
       INVESTMENT        FIDELITY VP        FIDELITY VP              JANUS ASPEN                   JANUS ASPEN
       GRADE BOND          MID-CAP            OVERSEAS                 SERIES                        SERIES
    (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)             BALANCED                  WORLDWIDE GROWTH
    ----------------   ----------------   ----------------   ---------------------------   ---------------------------
        2002(B)            2002(B)            2002(D)            2002           2001           2002           2001
    ------------------------------------------------------------------------------------------------------------------
      $        (66)      $         (8)      $         --     $    173,607   $    212,912   $        722   $       (518)
                14                (20)                --          168,243         62,203        (36,419)       (14,158)
                --                 --                 --               --             --             --             --
             5,489               (446)              (170)      (1,080,792)      (808,319)       (54,391)       (55,921)
      ------------       ------------       ------------     ------------   ------------   ------------   ------------
             5,437               (474)              (170)        (738,942)      (533,204)       (90,088)       (70,597)
      ------------       ------------       ------------     ------------   ------------   ------------   ------------
             4,319              4,318                 --          471,065      1,281,992        105,737        103,480
            (1,959)              (205)               (25)        (279,642)      (265,046)       (19,768)       (17,881)
                --                 --                 --          (78,905)          (740)        (7,911)          (146)
           231,663             13,978              2,290          309,131         53,284          9,251          4,730
                --                 --                 --       (1,100,177)     1,390,747           (938)            --
                --                 --                 --          (17,822)       (89,257)            --             --
      ------------       ------------       ------------     ------------   ------------   ------------   ------------
           234,023             18,091              2,265         (696,350)     2,370,980         86,371         90,183
      ------------       ------------       ------------     ------------   ------------   ------------   ------------
                (1)                --                 --            1,588            (54)           168             53
      ------------       ------------       ------------     ------------   ------------   ------------   ------------
           239,459             17,617              2,095       (1,433,704)     1,837,722         (3,549)        19,639
                --                 --                 --       10,999,397      9,161,675        267,119        247,480
      ------------       ------------       ------------     ------------   ------------   ------------   ------------
      $    239,459       $     17,617       $      2,095     $  9,565,693   $ 10,999,397   $    263,570   $    267,119
      ============       ============       ============     ============   ============   ============   ============

         LORD
        ABBETT
       MID-CAP
        VALUE
     ------------
       2002(D)
     ------------
     $         52
               --
               --
             (354)
     ------------
             (302)
     ------------
               --
              (61)
               --
            9,854
               --
               --
     ------------
            9,793
     ------------
               --
     ------------
            9,491
               --
     ------------
     $      9,491
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2002 and December 31, 2001

                                                             MFS(R)
                                                           INVESTORS        MFS(R)            MORGAN STANLEY
                                                             TRUST        UTILITIES                 UIF
                                                             SERIES         SERIES        EMERGING MARKETS EQUITY
                                                          ------------   ------------   ---------------------------
                                                            2002(D)        2002(A)          2002           2001
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).........................  $         (9)  $      3,804   $       (115)  $        (91)
   Net realized gain (loss) on investments..............            --           (618)          (341)        (4,682)
   Realized gain distribution received..................            --             --             --             --
   Change in unrealized appreciation (depreciation) on
     investments........................................        (2,353)       (36,406)          (925)         5,078
                                                          ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations........................        (2,362)       (33,220)        (1,381)           305
                                                          ------------   ------------   ------------   ------------
 Contributions and (withdrawals):
   Payments received from policyowners..................            --             --         10,224          8,480
   Cost of insurance....................................          (299)        (2,280)        (2,301)        (1,618)
   Policyowners' surrenders.............................            --             --             --           (383)
   Net transfers from (to) Fixed Account................        49,268        204,784         (9,568)         5,458
   Transfers between Investment Divisions...............            --             --             --             --
   Policyowners' death benefits.........................            --             --           (144)            --
                                                          ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)................        48,969        202,504         (1,789)        11,937
                                                          ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account............................            --             19              1             (5)
                                                          ------------   ------------   ------------   ------------
       Increase (decrease) in net assets................        46,607        169,303         (3,169)        12,237
NET ASSETS:
   Beginning of year....................................            --             --         22,754         10,517
                                                          ------------   ------------   ------------   ------------
   End of year..........................................  $     46,607   $    169,303   $     19,585   $     22,754
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period April 2002 (Commencement of Investments) through December 2002.
(b) For the period May 2002 (Commencement of Investments) through December 2002.
(c) For the period November 2002 (Commencement of Investments) through December 2002.
(d) For the period December 2002 (Commencement of Investments) through December 2002.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

        MORGAN                                        T. ROWE
       STANLEY                                         PRICE
       UIF U.S.             T. ROWE PRICE             LIMITED
     REAL ESTATE            EQUITY INCOME            TERM BOND
     ------------    ---------------------------    ------------
       2002(A)           2002           2001          2002(C)
     -----------------------------------------------------------
     $      6,641    $      9,830   $      1,534    $        156
             (180)         (5,052)         4,724              --
            4,968             310          3,568              --
          (31,073)       (144,542)        (8,643)            328
     ------------    ------------   ------------    ------------
          (19,644)       (139,454)         1,183             484
     ------------    ------------   ------------    ------------
               --         139,244         89,722              --
           (2,813)        (46,295)       (36,473)           (146)
               --         (19,845)          (891)             --
          243,556         799,471          5,157          33,065
               --              --             --              --
               --              --             --              --
     ------------    ------------   ------------    ------------
          240,743         872,575         57,515          32,919
     ------------    ------------   ------------    ------------
               16             167             (8)             --
     ------------    ------------   ------------    ------------
          221,115         733,288         58,690          33,403
               --         182,678        123,988              --
     ------------    ------------   ------------    ------------
     $    221,115    $    915,966   $    182,678    $     33,403
     ============    ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies ("CSVUL policies"), Corporate Executive Series Variable Universal Life policies ("CESVUL policies"), and CorpExec VUL policies ("CESVUL2 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. As of December 31, 2002, there are no longer any CESVUL policies in force, and sales of CESVUL policies have discontinued.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Lord Abbett Series Fund, Inc., the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., and the T. Rowe Price Fixed Income Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

The following Investment Divisions are available to CSVUL policyowners: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Morgan Stanley UIF Emerging Markets Equity, and T. Rowe Price Equity Income.

The following Investment Divisions are available to CESVUL2 policyowners:
MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Leveraged AllCap, Alger American Small Capitalization, American Century VP International (Class II), American Century VP Value (Class II), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Dreyfus VIF Small Cap (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid-Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Fidelity VIP Value Strategies (Service Class 2), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Lord Abbett Mid-Cap Value, MFS(R) Investors Trust Series, MFS(R) New Discovery Series, MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

Markets Equity, Morgan Stanley UIF U.S. Real Estate, T. Rowe Price Equity Income, and T. Rowe Price Limited Term Bond.

Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL

Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2002, the investments of CSVUL Separate Account-I are as follows:

                                                MAINSTAY VP            MAINSTAY VP
                         MAINSTAY VP              CAPITAL                 CASH             MAINSTAY VP        MAINSTAY VP
                            BOND               APPRECIATION            MANAGEMENT          CONVERTIBLE         GOVERNMENT
                       ----------------------------------------------------------------------------------------------------
Number of shares.....          243                  1,058                  4,274                  --                 61
Identified cost......      $ 3,195                $34,638                $ 4,275             $     1            $   640

                                                                       MAINSTAY VP         MAINSTAY VP
                                                                         DREYFUS           EAGLE ASSET           ALGER
                                                MAINSTAY VP               LARGE            MANAGEMENT           AMERICAN
                         MAINSTAY VP         AMERICAN CENTURY            COMPANY             GROWTH              SMALL
                            VALUE            INCOME AND GROWTH            VALUE              EQUITY          CAPITALIZATION
                       ----------------------------------------------------------------------------------------------------
Number of shares.....            3                     --                     36                  28                  8
Identified cost......      $    41                $     3                $   378             $   408            $   134

                          FIDELITY
                             VIP                 FIDELITY               FIDELITY                              JANUS ASPEN
                         INVESTMENT                 VIP                    VIP             JANUS ASPEN           SERIES
                         GRADE BOND               MID-CAP               OVERSEAS             SERIES            WORLDWIDE
                       (INITIAL CLASS)        (INITIAL CLASS)        (INITIAL CLASS)        BALANCED             GROWTH
                       ----------------------------------------------------------------------------------------------------
Number of shares.....           17                      1                     --                 465                 13
Identified cost......      $   234                $    18                $     2             $10,592            $   438

  Investment activity for the year ended December 31, 2002, was as follows:

                                                MAINSTAY VP            MAINSTAY VP
                         MAINSTAY VP              CAPITAL                 CASH             MAINSTAY VP        MAINSTAY VP
                            BOND               APPRECIATION            MANAGEMENT          CONVERTIBLE         GOVERNMENT
                       ----------------------------------------------------------------------------------------------------
Purchases............      $   778                $   230                $ 5,093             $     1            $   181
Proceeds from
  sales..............          154                    622                    972                  --                 54

                                                                       MAINSTAY VP         MAINSTAY VP
                                                                         DREYFUS           EAGLE ASSET           ALGER
                                                MAINSTAY VP               LARGE            MANAGEMENT           AMERICAN
                         MAINSTAY VP         AMERICAN CENTURY            COMPANY             GROWTH              SMALL
                            VALUE            INCOME AND GROWTH            VALUE              EQUITY          CAPITALIZATION
                       ----------------------------------------------------------------------------------------------------
Purchases............      $    45                $     3                $    71             $   114            $    57
Proceeds from
  sales..............           21                     --                     47                  23                 31

                          FIDELITY
                             VIP                 FIDELITY               FIDELITY                              JANUS ASPEN
                         INVESTMENT                 VIP                    VIP             JANUS ASPEN           SERIES
                         GRADE BOND               MID-CAP               OVERSEAS             SERIES            WORLDWIDE
                       (INITIAL CLASS)        (INITIAL CLASS)        (INITIAL CLASS)        BALANCED             GROWTH
                       ----------------------------------------------------------------------------------------------------
Purchases............      $   234                $    18                $     2             $   995            $   119
Proceeds from
  sales..............           --                     --                     --               1,519                 31

 Not all Investment Divisions are available under all policies.

--------------------------------------------------------------------------------

    MAINSTAY VP    MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
      GROWTH        HIGH YIELD         INDEXED        INTERNATIONAL         MID-CAP          MAINSTAY VP
      EQUITY      CORPORATE BOND       EQUITY             EQUITY              CORE           TOTAL RETURN
    -------------------------------------------------------------------------------------------------------
        1,632            281             4,197             1,349                  2                 59
      $41,389        $ 2,324          $115,779           $16,677            $    17            $ 1,130


                      DREYFUS           FIDELITY           FIDELITY           FIDELITY           FIDELITY
      CALVERT           VIF                VIP               VIP                VIP                VIP
      SOCIAL         SMALL-CAP        CONTRAFUND(R)     EQUITY-INCOME          GROWTH           INDEX 500
     BALANCED     (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    ---------------------------------------------------------------------------------------------------------
           17                1                25                55                  1                  1
      $    27          $    36          $    539           $ 1,231            $    17            $    57


                                                MORGAN STANLEY                     T. ROWE    T. ROWE
    LORD ABBETT       MFS(R)        MFS(R)           UIF          MORGAN STANLEY    PRICE      PRICE
      MID-CAP       INVESTORS      UTILITIES   EMERGING MARKETS      UIF U.S.      EQUITY     LIMITED
       VALUE       TRUST SERIES     SERIES          EQUITY         REAL ESTATE     INCOME    TERM BOND
    --------------------------------------------------------------------------------------------------
            1              3             14              3                20           56           7
      $    10        $    49        $   206        $    20           $   252       $1,062     $    33

    MAINSTAY VP    MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
      GROWTH        HIGH YIELD         INDEXED        INTERNATIONAL         MID-CAP          MAINSTAY VP
      EQUITY      CORPORATE BOND       EQUITY             EQUITY              CORE           TOTAL RETURN
    -------------------------------------------------------------------------------------------------------
      $ 1,572        $ 1,869          $  2,628           $   389            $    17            $   309
          956            140             2,615               417                 --                 35


                      DREYFUS           FIDELITY           FIDELITY           FIDELITY           FIDELITY
      CALVERT           VIF                VIP               VIP                VIP                VIP
      SOCIAL         SMALL-CAP        CONTRAFUND(R)     EQUITY-INCOME          GROWTH           INDEX 500
     BALANCED     (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)    (INITIAL CLASS)    (INITIAL CLASS)
    ---------------------------------------------------------------------------------------------------------
      $    24          $    36          $    242           $   363            $    18            $    57
           33               --               117               105                 --                 --


                                                MORGAN STANLEY                     T. ROWE    T. ROWE
    LORD ABBETT       MFS(R)        MFS(R)           UIF          MORGAN STANLEY    PRICE      PRICE
      MID-CAP       INVESTORS      UTILITIES   EMERGING MARKETS      UIF U.S.      EQUITY     LIMITED
       VALUE       TRUST SERIES     SERIES          EQUITY         REAL ESTATE     INCOME    TERM BOND
    --------------------------------------------------------------------------------------------------
      $    10        $    49        $   209        $    22           $   255       $  948     $    33
           --             --              2             24                 2           64          --

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL and CESVUL2 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted, this charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

On CSVUL and CESVUL2 policies, NYLIAC deducts a monthly contract charge of $7.50 and $5.00, respectively, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. This charge is included with surrenders on the accompanying statement of changes in net assets.

CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of ..70% of the daily net asset value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily net asset value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily net asset value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2002 and December 31, 2001 were as follows:


                                                              MAINSTAY VP    MAINSTAY VP
                                               MAINSTAY VP      CAPITAL          CASH
                                                  BOND       APPRECIATION     MANAGEMENT
                                               -----------   -------------   ------------
                                               2002   2001   2002    2001    2002    2001
                                               ------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................   51      8      19      17      15     12
Units redeemed on cost of insurance..........   (9)    (5)    (58)    (41)     (7)    (5)
Units redeemed on surrenders.................   --     --      --      --      --     --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................   (1)    --      --       2      --     56
Units issued (redeemed) on transfers between
  Investment Divisions.......................   --    160       1      --      (7)    --
Units redeemed on death benefits.............   --     --      --      (3)     --     --
                                               ---    ---    -----   -----   -----   ---
  Net increase (decrease)....................   41    163     (38)    (25)      1     63
Units outstanding, beginning of year.........  207     44    2,530   2,555    131     68
                                               ---    ---    -----   -----   -----   ---
Units outstanding, end of year...............  248    207    2,492   2,530    132    131
                                               ===    ===    =====   =====   =====   ===

CESVUL Policies(a)
Units issued on payments received from
  policyowners...............................   --     --      --      --      --     --
Units redeemed on cost of insurance..........   --     --      --      --      (6)    --
Units redeemed on surrenders.................   --     --      --      --    (834)    --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................   --     --      --      --      --     --
Units issued (redeemed) on transfers between
  Investment Divisions.......................   --     --      --      --     840     --
Units redeemed on death benefits.............   --     --      --      --      --     --
                                               ---    ---    -----   -----   -----   ---
  Net increase (decrease)....................   --     --      --      --      --     --
Units outstanding, beginning of year.........   --     --      --      --      --     --
                                               ---    ---    -----   -----   -----   ---
Units outstanding, end of year...............   --     --      --      --      --     --
                                               ===    ===    =====   =====   =====   ===

CESVUL2 POLICIES(b)
Units issued on payments received from
  policyowners...............................   --     --      --      --      76     --
Units redeemed on cost of insurance..........   --     --      --      --     (45)    --
Units redeemed on surrenders.................   --     --      --      --      --     --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................   --     --      --      --      --     --
Units issued (redeemed) on transfers between
  Investment Divisions.......................   --     --       2      --    4,054    --
Units redeemed on death benefits.............   --     --      --      --      --     --
                                               ---    ---    -----   -----   -----   ---
  Net increase (decrease)....................   --     --       2      --    4,085    --
Units outstanding, beginning of year.........   --     --      --      --      --     --
                                               ---    ---    -----   -----   -----   ---
Units outstanding, end of year...............   --     --       2      --    4,085    --
                                               ===    ===    =====   =====   =====   ===

 Not all Investment Divisions are available under all policies.
(a)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(b) For the period April 2002 (Commencement of Investments) through December 2002.
(c)  For CESVUL2 policies, represents the period May 2002
     (Commencement of Investments) through December 2002.
(d)  For CESVUL2 policies, represents the period November 2002
     (Commencement of Investments) through December 2002.
(e)  For CESVUL2 policies, represents the period December 2002
     (Commencement of Investments) through December 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                MAINSTAY VP
                                 MAINSTAY VP    HIGH YIELD     MAINSTAY VP     MAINSTAY VP    MAINSTAY VP
    MAINSTAY VP   MAINSTAY VP      GROWTH        CORPORATE       INDEXED      INTERNATIONAL     MID CAP
    CONVERTIBLE   GOVERNMENT       EQUITY          BOND          EQUITY          EQUITY          CORE
    -----------   -----------   -------------   -----------   -------------   -------------   -----------
    2002   2001   2002   2001   2002    2001    2002   2001   2002    2001    2002    2001      2002(D)
    -----------------------------------------------------------------------------------------------------
    --     --      10     --     109     120     48      5     120     137      16      31        --
    --     --      (2)    (1)    (74)    (55)    (8)    (2)   (220)   (160)    (35)    (26)       --
    --     --      --     --      (1)     --     --     --      (3)     --      --      --        --
    --     --      --     --      --      --     --     (3)     --       5      --      --        --
    --     --      --     39      --    (128)    (4)    44      (1)   (131)     --     (55)       --
    --     --      --     --      --      (3)   101     --      --     (11)     --      (2)       --
     --     --    ---    ---    -----   -----   ---    ---    -----   -----   -----   -----        --
    --     --       8     38      34     (66)   137     44    (104)   (160)    (19)    (52)       --
    --     --      40      2    2,851   2,917    52      8    9,161   9,321   1,444   1,496       --
     --     --    ---    ---    -----   -----   ---    ---    -----   -----   -----   -----        --
    --     --      48     40    2,885   2,851   189     52    9,057   9,161   1,425   1,444       --
     ==     ==    ===    ===    =====   =====   ===    ===    =====   =====   =====   =====        ==

    --     --      --     --      --       2     --     --      --      --      --      --        --
    --     --      --     --      --      --     --     --      --      --      --      --        --
    --     --      (2)    --      (6)     --     --     --      --      --      --      --        --
    --     --      --      2      --       3     --     --      --      --      --      --        --
    --     --      --     --       1      --     --     --      --      --      --      --        --
    --     --      --     --      --      --     --     --      --      --      --      --        --
     --     --    ---    ---    -----   -----   ---    ---    -----   -----   -----   -----        --
    --     --      (2)     2      (5)      5     --     --      --      --      --      --        --
    --     --       2     --       5      --     --     --      --      --      --      --        --
     --     --    ---    ---    -----   -----   ---    ---    -----   -----   -----   -----        --
    --     --      --      2      --       5     --     --      --      --      --      --        --
     ==     ==    ===    ===    =====   =====   ===    ===    =====   =====   =====   =====        ==

    --     --       1     --       2      --      1     --      --      --      --      --        --
    --     --      --     --      --      --     --     --      --      --      --      --        --
    --     --      --     --      --      --     --     --      --      --      --      --        --
    --     --      --     --      --      --     --     --      --      --      --      --        --
    --     --       2     --      10      --      3     --       4      --       6      --         2
    --     --      --     --      --      --     --     --      --      --      --      --        --
     --     --    ---    ---    -----   -----   ---    ---    -----   -----   -----   -----        --
    --     --       3     --      12      --      4     --       4      --       6      --         2
    --     --      --     --      --      --     --     --      --      --      --      --        --
     --     --    ---    ---    -----   -----   ---    ---    -----   -----   -----   -----        --
    --     --       3     --      12      --      4     --       4      --       6      --         2
     ==     ==    ===    ===    =====   =====   ===    ===    =====   =====   =====   =====        ==

--------------------------------------------------------------------------------

                                                                             MAINSTAY VP
                                                                              AMERICAN
                                                                               CENTURY
                                                MAINSTAY VP    MAINSTAY VP     INCOME
                                               TOTAL RETURN       VALUE      AND GROWTH
                                               -------------   -----------   -----------
                                               2002    2001    2002   2001     2002(C)
                                               -----------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................    34     30      --    --         --
Units redeemed on cost of insurance..........    (4)    (3)     --    --         --
Units redeemed on surrenders.................    --     --      --    --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --     --      --    --         --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --     --      --    --         --
Units redeemed on death benefits.............    --     --      --    --         --
                                                ---     --      --     --         --
  Net increase (decrease)....................    30     27      --    --         --
Units outstanding, beginning of year.........    80     53      --    --         --
                                                ---     --      --     --         --
Units outstanding, end of year...............   110     80      --    --         --
                                                ===     ==      ==     ==         ==

CESVUL Policies(a)
Units issued on payments received from
  policyowners...............................    --     --      --    --         --
Units redeemed on cost of insurance..........    --     --      --    --         --
Units redeemed on surrenders.................    --     --      (2)   --         --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................    --     --      --     2         --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --     --      --    --         --
Units redeemed on death benefits.............    --     --      --    --         --
                                                ---     --      --     --         --
  Net increase (decrease)....................    --     --      (2)    2         --
Units outstanding, beginning of year.........    --     --       2    --         --
                                                ---     --      --     --         --
Units outstanding, end of year...............    --     --      --     2         --
                                                ===     ==      ==     ==         ==

CESVUL2 Policies(b)
Units issued on payments received from
  policyowners...............................    --     --       1    --         --
Units redeemed on cost of insurance..........    --     --      --    --         --
Units redeemed on surrenders.................    --     --      --    --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................    --     --      --    --         --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --     --       3    --         --
Units redeemed on death benefits.............    --     --      --    --         --
                                                ---     --      --     --         --
  Net increase (decrease)....................    --     --       4    --         --
Units outstanding, beginning of year.........    --     --      --    --         --
                                                ---     --      --     --         --
Units outstanding, end of year...............    --     --       4    --         --
                                                ===     ==      ==     ==         ==

 Not all Investment Divisions are available under all policies.
(a)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(b) For the period April 2002 (Commencement of Investments) through December 2002.
(c)  For CESVUL2 policies, represents the period May 2002
     (Commencement of Investments) through December 2002.
(d)  For CESVUL2 policies, represents the period November 2002
     (Commencement of Investments) through December 2002.
(e)  For CESVUL2 policies, represents the period December 2002
     (Commencement of Investments) through December 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

    MAINSTAY VP   MAINSTAY VP
      DREYFUS     EAGLE ASSET        ALGER                          DREYFUS           FIDELITY          FIDELITY
       LARGE      MANAGEMENT       AMERICAN         CALVERT           VIF                VIP               VIP
      COMPANY       GROWTH           SMALL          SOCIAL         SMALL CAP        CONTRAFUND(R)     EQUITY-INCOME
       VALUE        EQUITY      CAPITALIZATION     BALANCED     (INITIAL SHARES)   (INITIAL CLASS)   (INITIAL CLASS)
    -----------   -----------   ---------------   -----------   ----------------   ---------------   ---------------
    2002   2001   2002   2001    2002     2001    2002   2001       2002(C)         2002     2001     2002     2001
    ----------------------------------------------------------------------------------------------------------------
      3      2      5      4        8        8      3      2           --             4        4       28       39
     (2)    (1)    (2)    (2)      (1)      (1)    --     --           --            (2)      (2)      (5)      (5)
     (1)    --     (1)    --       --       --     --     --           --            (1)      --       --       --
     --     --     --     --       --       (2)    --     (2)          --            --       (1)      (1)      (2)
      1     --      1     --       (3)      --     (3)    --           --            (1)      --       (3)     (64)
     --     --     --     --       --       --     --     --           --            --       --       --       --
    ---    ---    ---    ---      ---      ---    ---    ---          ---           ---      ---      ---      ---
      1      1      3      2        4        5     --     --           --            --        1       19      (32)
     30     29     35     33       13        8      3      3           --            27       26       89      121
    ---    ---    ---    ---      ---      ---    ---    ---          ---           ---      ---      ---      ---
     31     30     38     35       17       13      3      3           --            27       27      108       89
    ===    ===    ===    ===      ===      ===    ===    ===          ===           ===      ===      ===      ===

     --     --     --     --       --       --     --     --           --            --        2       --       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
     (2)    --     --     --       --       --     --     --           --            (6)      --       (2)      --
     --      2     --     --       --       --     --     --           --            --        3       --        2
     --     --     --     --       --       --     --     --           --             1       --       --       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
    ---    ---    ---    ---      ---      ---    ---    ---          ---           ---      ---      ---      ---
     (2)     2     --     --       --       --     --     --           --            (5)       5       (2)       2
      2     --     --     --       --       --     --     --           --             5       --        2       --
    ---    ---    ---    ---      ---      ---    ---    ---          ---           ---      ---      ---      ---
     --      2     --     --       --       --     --     --           --            --        5       --        2
    ===    ===    ===    ===      ===      ===    ===    ===          ===           ===      ===      ===      ===

      1     --      2     --       --       --     --     --           --             3       --        1       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
      2     --      7     --       --       --     --     --            4            14       --        3       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
    ---    ---    ---    ---      ---      ---    ---    ---          ---           ---      ---      ---      ---
      3     --      9     --       --       --     --     --            4            17       --        4       --
     --     --     --     --       --       --     --     --           --            --       --       --       --
    ---    ---    ---    ---      ---      ---    ---    ---          ---           ---      ---      ---      ---
      3     --      9     --       --       --     --     --            4            17       --        4       --
    ===    ===    ===    ===      ===      ===    ===    ===          ===           ===      ===      ===      ===

--------------------------------------------------------------------------------

                                                  FIDELITY                          FIDELITY VIP        FIDELITY
                                                     VIP          FIDELITY VIP       INVESTMENT            VIP
                                                   GROWTH           INDEX 500        GRADE BOND          MID-CAP
                                               (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)
                                               ---------------   ---------------   ---------------   ---------------
                                                   2002(C)           2002(E)           2002(C)           2002(C)
                                               ---------------------------------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................         --                --                --                --
Units redeemed on cost of insurance..........         --                --                --                --
Units redeemed on surrenders.................         --                --                --                --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................         --                --                --                --
Units issued (redeemed) on transfers between
  Investment Divisions.......................         --                --                --                --
Units redeemed on death benefits.............         --                --                --                --
                                                     ---               ---               ---               ---
  Net increase (decrease)....................         --                --                --                --
Units outstanding, beginning of year.........         --                --                --                --
                                                     ---               ---               ---               ---
Units outstanding, end of year...............         --                --                --                --
                                                     ===               ===               ===               ===

CESVUL POLICIES(A)
Units issued on payments received from
  policyowners...............................         --                --                --                --
Units redeemed on cost of insurance..........         --                --                --                --
Units redeemed on surrenders.................         --                --                --                --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................         --                --                --                --
Units issued (redeemed) on transfers between
  Investment Divisions.......................         --                --                --                --
Units redeemed on death benefits.............         --                --                --                --
                                                     ---               ---               ---               ---
  Net increase (decrease)....................         --                --                --                --
Units outstanding, beginning of year.........         --                --                --                --
                                                     ---               ---               ---               ---
Units outstanding, end of year...............         --                --                --                --
                                                     ===               ===               ===               ===

CESVUL2 POLICIES(B)
Units issued on payments received from
  policyowners...............................          2                --                --                --
Units redeemed on cost of insurance..........         --                --                --                --
Units redeemed on surrenders.................         --                --                --                --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................         --                --                --                --
Units issued (redeemed) on transfers between
  Investment Divisions.......................         --                 6                22                 2
Units redeemed on death benefits.............         --                --                --                --
                                                     ---               ---               ---               ---
  Net increase (decrease)....................          2                 6                22                 2
Units outstanding, beginning of year.........         --                --                --                --
                                                     ---               ---               ---               ---
Units outstanding, end of year...............          2                 6                22                 2
                                                     ===               ===               ===               ===

 Not all Investment Divisions are available under all policies.
(a)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(b) For the period April 2002 (Commencement of Investments) through December 2002.
(c)  For CESVUL2 policies, represents the period May 2002
     (Commencement of Investments) through December 2002.
(d)  For CESVUL2 policies, represents the period November 2002
     (Commencement of Investments) through December 2002.
(e)  For CESVUL2 policies, represents the period December 2002
     (Commencement of Investments) through December 2002.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                    JANUS ASPEN                                                MORGAN STANLEY
     FIDELITY VIP     JANUS ASPEN     SERIES      LORD ABBETT       MFS(R)         MFS(R)            UIF
       OVERSEAS         SERIES       WORLDWIDE      MID-CAP     INVESTORS TRUST   UTILITIES   EMERGING MARKETS
    (INITIAL CLASS)    BALANCED       GROWTH         VALUE          SERIES         SERIES          EQUITY
    ---------------   -----------   -----------   -----------   ---------------   ---------   -----------------
        2002(E)       2002   2001   2002   2001     2002(E)         2002(E)         2002       2002      2001
    -----------------------------------------------------------------------------------------------------------
           --          30     91     10      7         --              --              --          1         1
           --         (20)   (19)    (2)    (1)        --              --              --         --        --
           --          (1)    --     (1)    --         --              --              --         --        --
           --          (1)    --     --     --         --              --              --         --         1
           --           1     99      1     --         --              --              --         (1)       --
           --         (81)    (7)    --     --         --              --              --         --        --
          ---         ---    ---    ---    ---        ---             ---           -----        ---       ---
           --         (72)   164      8      6         --              --              --         --         2
           --         789    625     23     17         --              --              --          3         1
          ---         ---    ---    ---    ---        ---             ---           -----        ---       ---
           --         717    789     31     23         --              --              --          3         3
          ===         ===    ===    ===    ===        ===             ===           =====        ===       ===

           --          --      1     --     --         --              --              --         --        --
           --          --     --     --     --         --              --              --         --        --
           --          (7)    --     --     --         --              --              --         --        --
           --          --      5     --     --         --              --              --         --        --
           --           1     --     --     --         --              --              --         --        --
           --          --     --     --     --         --              --              --         --        --
          ---         ---    ---    ---    ---        ---             ---           -----        ---       ---
           --          (6)     6     --     --         --              --              --         --        --
           --           6     --     --     --         --              --              --         --        --
          ---         ---    ---    ---    ---        ---             ---           -----        ---       ---
           --          --      6     --     --         --              --              --         --        --
          ===         ===    ===    ===    ===        ===             ===           =====        ===       ===

           --           6     --     --     --         --              --              --         --        --
           --          (1)    --     --     --         --              --              --         --        --
           --          --     --     --     --         --              --              --         --        --
           --          --     --     --     --         --              --              --         --        --
           --          30     --     --     --          1               5              21         --        --
           --          --     --     --     --         --              --              --         --        --
          ---         ---    ---    ---    ---        ---             ---           -----        ---       ---
           --          35     --     --     --          1               5              21         --        --
           --          --     --     --     --         --              --              --         --        --
          ---         ---    ---    ---    ---        ---             ---           -----        ---       ---
           --          35     --     --     --          1               5              21         --        --
          ===         ===    ===    ===    ===        ===             ===           =====        ===       ===

--------------------------------------------------------------------------------

                                               MORGAN STANLEY     T.ROWE      T.ROWE PRICE
                                                    UIF            PRICE        LIMITED
                                                    U.S.          EQUITY          TERM
                                                REAL ESTATE       INCOME          BOND
                                               --------------   -----------   ------------
                                                    2002        2002   2001     2002(D)
                                               -------------------------------------------
CSVUL POLICIES
Units issued on payments received from
  policyowners...............................        --           9      8         --
Units redeemed on cost of insurance..........        --          (3)    (3)        --
Units redeemed on surrenders.................        --          (1)    --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................        --          --     --         --
Units issued (redeemed) on transfers between
  Investment Divisions.......................        --          --     --         --
Units redeemed on death benefits.............        --          --     --         --
                                                    ---         ---    ---        ---
  Net increase (decrease)....................        --           5      5         --
Units outstanding, beginning of year.........        --          16     11         --
                                                    ---         ---    ---        ---
Units outstanding, end of year...............        --          21     16         --
                                                    ===         ===    ===        ===

CESVUL POLICIES(A)
Units issued on payments received from
  policyowners...............................        --          --     --         --
Units redeemed on cost of insurance..........        --          --     --         --
Units redeemed on surrenders.................        --          (1)    --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................        --          --     --         --
Units issued (redeemed) on transfers between
  Investment Divisions.......................        --           1     --         --
Units redeemed on death benefits.............        --          --     --         --
                                                    ---         ---    ---        ---
  Net increase (decrease)....................        --          --     --         --
Units outstanding, beginning of year.........        --          --     --         --
                                                    ---         ---    ---        ---
Units outstanding, end of year...............        --          --     --         --
                                                    ===         ===    ===        ===

CESVUL2 POLICIES(B)
Units issued on payments received from
  policyowners...............................        --           3     --         --
Units redeemed on cost of insurance..........        --          (1)    --         --
Units redeemed on surrenders.................        --          --     --         --
Units issued (redeemed) on net transfers from
  (to) Fixed Account.........................        --          --     --         --
Units issued (redeemed) on transfers between
  Investment Divisions.......................        24          82     --          3
Units redeemed on death benefits.............        --          --     --         --
                                                    ---         ---    ---        ---
  Net increase (decrease)....................        24          84     --          3
Units outstanding, beginning of year.........        --          --     --         --
                                                    ---         ---    ---        ---
Units outstanding, end of year...............        24          84     --          3
                                                    ===         ===    ===        ===

 Not all Investment Divisions are available under all policies.
(a)  For 2001, represents the period June 2001 (Commencement of
     Investments) through December 2001.
(b) For the period April 2002 (Commencement of Investments) through December 2002.
(c)  For CESVUL2 policies, represents the period May 2002
     (Commencement of Investments) through December 2002.
(d)  For CESVUL2 policies, represents the period November 2002
     (Commencement of Investments) through December 2002.
(e)  For CESVUL2 policies, represents the period December 2002
     (Commencement of Investments) through December 2002.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of December 31, 2002, 2001, 2000, 1999 and 1998:

                                                                                                 MAINSTAY VP
                                               MAINSTAY VP                                         CAPITAL
                                                   BOND                                         APPRECIATION
                               --------------------------------------------   -------------------------------------------------
                                2002      2001     2000     1999      1998     2002       2001       2000       1999      1998
                               ------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...................  $3,330    $2,564   $  503   $  375    $  295   $17,231    $25,467    $33,738    $38,383   $  350
Units Outstanding............     248       207       44       36        28     2,492      2,530      2,555      2,577       29
Unit Value...................  $13.44    $12.36   $11.39   $10.44    $10.68   $  6.92    $ 10.07    $ 13.20    $ 14.89   $11.96
Total Return.................     8.7%      8.5%     9.1%    (2.2%)     6.8%    (31.3%)    (23.7%)    (11.3%)     24.5%    19.6%
Ratio of Net Investment
 Income to Average Net
 Assets......................     3.8%      6.8%                                 (0.6%)     (0.6%)
CESVUL POLICIES (b)
Net Assets...................  $   --    $   --   $   --   $   --    $   --   $    --    $    --    $    --    $    --   $   --
Units Outstanding............      --        --       --       --        --        --         --         --         --       --
Unit Value...................  $   --    $   --   $   --   $   --    $   --   $    --    $    --    $    --    $    --   $   --
Total Return.................      --        --       --       --        --        --         --         --         --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................      --        --                                    --         --
CESVUL2 POLICIES (c)
Net Assets...................  $   --    $   --   $   --   $   --    $   --   $    15    $    --    $    --    $    --   $   --
Units Outstanding............      --        --       --       --        --         2         --         --         --       --
Unit Value...................  $   --    $   --   $   --   $   --    $   --   $  9.56    $    --    $    --    $    --   $   --
Total Return.................      --        --       --       --        --      (4.4%)       --         --         --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................      --        --                                   0.7%        --

                                                  MAINSTAY VP                                      MAINSTAY VP
                                                    GROWTH                                          HIGH YIELD
                                                    EQUITY                                        CORPORATE BOND
                               -------------------------------------------------   --------------------------------------------
                                2002       2001       2000       1999      1998     2002      2001     2000      1999     1998
                               ------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets...................  $24,273    $31,888    $39,626    $40,308   $  416   $2,027    $  552   $   78    $  127   $    5
Units Outstanding............    2,885      2,851      2,917      2,848       38      189        52        8        12       --
Unit Value...................  $  8.41    $ 11.19    $ 13.59    $ 14.15   $10.97   $10.73    $10.59   $10.17    $10.88   $ 9.71
Total Return.................    (24.8%)    (17.7%)     (4.0%)     29.0%     9.7%     1.3%      4.1%    (6.5%)    12.0%    (2.9%)
Ratio of Net Investment
 Income to Average Net
 Assets......................      0.2%        --                                    10.6%     19.0%
CESVUL POLICIES (b)
Net Assets...................  $    --    $    46    $    --    $    --   $   --   $   --    $   --   $   --    $   --   $   --
Units Outstanding............       --          5         --         --       --       --        --       --        --       --
Unit Value...................  $  7.33    $  9.35    $    --    $    --   $   --   $   --    $   --   $   --    $   --   $   --
Total Return.................    (21.6%)     (6.5%)       --         --       --       --        --       --        --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................     (0.6%)      1.9%                                     --        --
CESVUL2 POLICIES (c)
Net Assets...................  $   120    $    --    $    --    $    --   $   --   $   42    $   --   $   --    $   --   $   --
Units Outstanding............       12         --         --         --       --        4        --       --        --       --
Unit Value...................  $  9.61    $    --    $    --    $    --   $   --   $ 9.63    $   --   $   --    $   --   $   --
Total Return.................     (3.9%)       --         --         --       --     (3.7%)      --       --        --       --
Ratio of Net Investment
 Income to Average Net
 Assets......................      7.1%        --                                    47.7%       --

Annualized percentages are shown for Ratio of Net Investment
Income to Average Net Assets for all investment divisions in all periods.
 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                 MAINSTAY VP
                     CASH                         MAINSTAY VP                        MAINSTAY VP
                  MANAGEMENT                      CONVERTIBLE                         GOVERNMENT
    --------------------------------------   ----------------------   ------------------------------------------
     2002    2001    2000    1999    1998     2002    2001    2000     2002     2001     2000     1999     1998
    ------------------------------------------------------------------------------------------------------------
    $  155   $153    $ 77    $ 62    $ 48    $   --   $ --    $  2    $  650   $  490   $   18   $   14   $   10
       132    131      68      58      46        --     --      --        48       40        2        1        1
    $ 1.18   $1.17   $1.13   $1.08   $1.03   $   --   $ --    $9.32   $13.47   $12.35   $11.66   $10.47   $10.73
       0.9%   3.5%    4.6%    4.9%    3.0%       --    0.6%   (6.8%)     9.1%     5.9%    11.4%    (2.4%)    7.3%
       0.6%   2.8%                               --   (0.7%)             2.3%     6.5%
    $   --   $ --    $ --    $ --    $ --    $   --   $ --    $ --    $   --   $   19   $   --   $   --   $   --
        --     --      --      --      --        --     --      --        --        2       --       --       --
    $ 1.01   $ --    $ --    $ --    $ --    $   --   $ --    $ --    $10.41   $ 9.81   $   --   $   --   $   --
       1.0%    --      --      --      --        --     --      --       6.2%    (1.9%)     --       --       --
       0.8%    --                                --     --              (0.5%)   22.1%
    $4,116   $ --    $ --    $ --    $ --    $    1   $ --    $ --    $   27   $   --   $   --   $   --   $   --
     4,085     --      --      --      --        --     --      --         3       --       --       --       --
    $ 1.01   $ --    $ --    $ --    $ --    $ 9.82   $ --    $ --    $10.25   $   --   $   --   $   --   $   --
       1.0%    --      --      --      --      (1.8%)   --      --       2.5%      --       --       --       --
       1.0%    --                              31.7%    --              15.0%      --

                      MAINSTAY VP                                       MAINSTAY VP                     MAINSTAY VP
                        INDEXED                                        INTERNATIONAL                      MID CAP
                         EQUITY                                            EQUITY                          CORE
    ------------------------------------------------   ----------------------------------------------   -----------
     2002      2001       2000       1999      1998     2002      2001      2000      1999      1998       2002
    ---------------------------------------------------------------------------------------------------------------
    $74,054   $96,969   $113,059   $125,419   $  812   $12,713   $13,576   $16,477   $20,184   $  462     $   --
      9,057     9,161      9,321      9,311       72     1,425     1,444     1,496     1,491       43         --
    $  8.18   $ 10.59   $  12.13   $  13.47   $11.24   $  8.92   $  9.40   $ 11.01   $ 13.53   $10.64     $   --
      (22.8%)   (12.7%)     (9.9%)     19.8%    12.4%     (5.1%)   (14.6%)   (18.6%)    27.2%     6.4%        --
        0.6%      0.3%                                     0.7%      0.7%                                     --
    $    --   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $   --     $   --
         --        --         --         --       --        --        --        --        --       --         --
    $    --   $    --   $     --   $     --   $   --   $    --   $    --   $    --   $    --   $   --     $   --
         --        --         --         --       --        --        --        --        --       --         --
         --        --                                       --        --                                      --
    $    33   $    --   $     --   $     --   $   --   $    55   $    --   $    --   $    --   $   --     $   16
          4        --         --         --       --         6        --        --        --       --          2
    $  8.16   $    --   $     --   $     --   $   --   $  9.80   $    --   $    --   $    --   $   --     $ 9.74
      (18.4%)      --         --         --       --      (2.0%)      --        --        --       --       (2.6%)
        9.6%       --                                     16.0%       --                                     2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                MAINSTAY VP                                      MAINSTAY VP
                                               TOTAL RETURN                                         VALUE
                                 -----------------------------------------   ----------------------------------------------------
                                   2002       2001       2000       1999       2002       2001       2000       1999       1998
                                 -------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $    797   $    700   $    527   $    285   $      1   $      1   $      1   $     70   $    257
Units Outstanding..............       110         80         53         27         --         --         --          8         --
Unit Value.....................  $   7.25   $   8.75   $   9.87   $  10.39   $   7.75   $   9.88   $   9.92   $   8.85   $   8.20
Total Return...................     (17.1%)    (11.3%)     (5.0%)      3.9%     (21.6%)     (0.4%)     12.1%       7.9%     (18.0%)
Ratio of Net Investment Income
 to Average Net Assets.........       1.9%       1.9%                             1.3%       0.6%
CESVUL POLICIES (b)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --   $     21   $     --   $     --   $     --
Units Outstanding..............        --         --         --         --         --          2         --         --         --
Unit Value.....................  $     --   $     --   $     --   $     --   $   8.27   $  10.61   $     --   $     --   $     --
Total Return...................        --         --         --         --      (22.1%)      6.1%        --         --         --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                             (0.6%)      7.6%
CESVUL2 POLICIES (c)
Net Assets.....................  $     --   $     --   $     --   $     --   $     40   $     --   $     --   $     --   $     --
Units Outstanding..............        --         --         --         --          4         --         --         --         --
Unit Value.....................  $     --   $     --   $     --   $     --   $  10.27   $     --   $     --   $     --   $     --
Total Return...................        --         --         --         --        2.7%        --         --         --         --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                              9.4%        --

                                                       CALVERT                             DREYFUS VIF
                                                        SOCIAL                              SMALL CAP
                                                       BALANCED                         (INITIAL SHARES)
                                 ----------------------------------------------------   -----------------
                                   2002       2001       2000       1999       1998           2002
                                 ------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $     25   $     36   $     40   $     73   $      2       $     --
Units Outstanding..............         3          3          3          6         --             --
Unit Value.....................  $   9.29   $  10.65   $  11.53   $  11.98   $  10.75       $     --
Total Return...................     (12.8%)     (7.6%)     (3.8%)     11.4%       7.5%            --
Ratio of Net Investment Income
 to Average Net Assets.........       4.0%       4.3%                                             --
CESVUL POLICIES (b)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --       $     --
Units Outstanding..............        --         --         --         --         --             --
Unit Value.....................  $     --   $     --   $     --   $     --   $     --       $     --
Total Return...................        --         --         --         --         --             --
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                                              --
CESVUL2 POLICIES (c)
Net Assets.....................  $     --   $     --   $     --   $     --   $     --       $     34
Units Outstanding..............        --         --         --         --         --              4
Unit Value.....................  $     --   $     --   $     --   $     --   $     --       $   7.57
Total Return...................        --         --         --         --         --          (24.3%)
Ratio of Net Investment Income
 to Average Net Assets.........        --         --                                            (0.1%)

Annualized percentages are shown for Ratio of Net Investment
Income to Average Net Assets for all investment divisions in all periods.
 Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              MAINSTAY VP                MAINSTAY VP                            ALGER
       MAINSTAY VP           DREYFUS LARGE               EAGLE ASSET                           AMERICAN
    AMERICAN CENTURY            COMPANY                   MANAGEMENT                            SMALL
    INCOME AND GROWTH            VALUE                  GROWTH EQUITY                       CAPITALIZATION
    -----------------   ------------------------   ------------------------   ------------------------------------------
          2002           2002     2001     2000     2002     2001     2000     2002     2001     2000     1999     1998
    --------------------------------------------------------------------------------------------------------------------
         $   --         $  258   $  323   $  325   $  178   $  233   $  265   $   98   $  100   $   89   $   95   $    6
             --             31       30       29       38       35       33       17       13        8        6        1
         $   --         $ 8.18   $10.68   $11.26   $ 4.69   $ 6.58   $ 7.95   $ 5.65   $ 7.71   $11.02   $15.24   $10.70
             --          (23.4%)   (5.2%)   12.6%   (28.7%)  (17.2%)  (20.5%)  (26.7%)  (30.0%)  (27.7%)   42.4%     7.0%
             --           (0.1%)     --              (0.6%)   (0.7%)            (0.7%)   (0.7%)
         $   --         $   --   $   21   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
             --             --        2       --       --       --       --       --       --       --       --       --
         $   --         $ 8.27   $10.73   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --
             --          (22.9%)    7.3%      --       --       --       --       --       --       --       --       --
             --           (0.6%)    3.5%               --       --                --       --
         $    2         $   27   $   --   $   --   $   68   $   --   $   --   $   --   $   --   $   --   $   --   $   --
             --              3       --       --        9       --       --       --       --       --       --       --
         $ 8.28         $10.04   $   --   $   --   $ 7.89   $   --   $   --   $   --   $   --   $   --   $   --   $   --
          (17.2%)          0.4%      --       --    (21.1%)     --       --       --       --       --       --       --
            1.7%           3.4%      --               0.1%      --                --       --

                     FIDELITY                                    FIDELITY                     FIDELITY VIP      FIDELITY VIP
                       VIP                                          VIP                          GROWTH           INDEX 500
          CONTRAFUND(R) (INITIAL CLASS)                EQUITY-INCOME (INITIAL CLASS)         (INITIAL CLASS)   (INITIAL CLASS)
    ------------------------------------------   -----------------------------------------   ---------------   ---------------
     2002     2001     2000     1999     1998     2002     2001     2000     1999    1998         2002              2002
    -----------------------------------------------------------------------------------------------------------------
    $  300   $  323   $  352   $   83   $   18   $  947   $  941   $1,357   $  889   $386        $   --            $   --
        27       27       26        6        2      108       89      121       85     39            --                --
    $10.55   $11.72   $13.45   $14.51   $11.76   $ 8.75   $10.61   $11.24   $10.44   $9.89       $   --            $   --
     (10.0%)  (12.9%)   (7.3%)   23.4%    17.6%   (17.5%)   (5.6%)    7.7%     5.6%  (1.1%)          --                --
       0.1%     0.1%                                1.1%     1.1%                                    --                --
    $   --   $   46   $   --   $   --   $   --   $   --   $   21   $   --   $   --   $ --        $   --            $   --
        --        5       --       --       --       --        2       --       --     --            --                --
    $ 8.87   $ 9.65   $   --   $   --   $   --   $ 8.67   $10.69   $   --   $   --   $ --        $   --            $   --
      (8.1%)   (3.5%)     --       --       --    (18.9%)    6.9%      --       --     --            --                --
       0.3%    (0.6%)                               1.6%    (0.6%)                                   --                --
    $  152   $   --   $   --   $   --   $   --   $   43   $   --   $   --   $   --   $ --        $   15            $   53
        17       --       --       --       --        4       --       --       --     --             2                 6
    $ 9.21   $   --   $   --   $   --   $   --   $10.27   $   --   $   --   $   --   $ --        $ 7.60            $ 9.43
      (7.9%)     --       --       --       --      2.7%      --       --       --     --         (24.0%)            (5.7%)
      (0.3%)     --                                (0.3%)     --                                   (0.3%)            (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                               FIDELITY VIP
                                INVESTMENT       FIDELITY VIP      FIDELITY VIP                     JANUS ASPEN
                                GRADE BOND          MID-CAP          OVERSEAS                         SERIES
                              (INITIAL CLASS)   (INITIAL CLASS)   (INITIAL CLASS)                    BALANCED
                              ---------------   ---------------   ---------------   -------------------------------------------
                                   2002              2002              2002          2002     2001      2000     1999     1998
                              -------------------------------------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets..................      $   --            $    --           $   --        $9,237   $10,940   $9,162   $8,041   $5,467
Units Outstanding...........          --                 --               --           717       789      625      533      456
Unit Value..................      $   --            $    --           $   --        $12.89   $ 13.87   $14.65   $15.10   $11.99
Total Return................          --                 --               --          (7.1%)    (5.3%)   (3.0%)   25.9%    19.9%
Ratio of Net Investment
 Income to Average Net
 Assets.....................          --                 --               --           1.7%      2.1%
CESVUL POLICIES (b)
Net Assets..................      $   --            $    --           $   --        $   --   $    59   $   --   $   --   $   --
Units Outstanding...........          --                 --               --            --         6       --       --       --
Unit Value..................      $   --            $    --           $   --        $ 9.22   $  9.82   $   --   $   --   $   --
Total Return................          --                 --               --          (6.1%)    (1.8%)     --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets.....................          --                 --               --           0.9%      5.9%
CESVUL2 POLICIES (c)
Net Assets..................      $  239            $    18           $    2        $  328   $    --   $   --   $   --   $   --
Units Outstanding...........          22                  2               --            35        --       --       --       --
Unit Value..................      $10.86            $  8.64           $ 9.25        $ 9.32   $    --   $   --   $   --   $   --
Total Return................         8.6%             (13.6%)           (7.5%)        (6.8%)      --       --       --       --
Ratio of Net Investment
 Income to Average Net
 Assets.....................        (0.3%)             (0.3%)           (0.3%)         8.1%       --

                                                          MORGAN STANLEY
                                  MFS(R)                        UIF                      MORGAN STANLEY
                                 UTILITIES               EMERGING MARKETS                   UIF U.S.
                                  SERIES                      EQUITY                      REAL ESTATE
                                 ---------   -----------------------------------------   --------------
                                   2002        2002       2001       2000       1999          2002
                                 ----------------------------------------------------------------------
CSVUL POLICIES (a)
Net Assets.....................  $     --    $     20   $     23   $     11   $     32      $     --
Units Outstanding..............        --           3          3          1          2            --
Unit Value.....................  $     --    $   7.05   $   7.80   $   8.39   $  13.91      $     --
Total Return...................        --        (9.5%)     (7.0%)    (39.7%)     39.1%           --
Ratio of Net Investment Income
 to Average Net Assets.........        --        (0.7%)     (0.7%)                                --
CESVUL POLICIES (b)
Net Assets.....................  $     --    $     --   $     --   $     --   $     --      $     --
Units Outstanding..............        --          --         --         --         --            --
Unit Value.....................  $     --    $     --   $     --   $     --   $     --      $     --
Total Return...................        --          --         --         --         --            --
Ratio of Net Investment Income
 to Average Net Assets.........        --          --         --                                  --
CESVUL2 POLICIES (c)
Net Assets.....................  $    169    $     --   $     --   $     --   $     --      $    221
Units Outstanding..............        21          --         --         --         --            24
Unit Value.....................  $   8.21    $     --   $     --   $     --   $     --      $   9.03
Total Return...................     (17.9%)        --         --         --         --          (9.7%)
Ratio of Net Investment Income
 to Average Net Assets.........       3.2%         --         --                                 4.8%

Annualized percentages are shown for Ratio of Net Investment
Income to Average Net Assets for all investment divisions in all periods.
  Not all Investment Divisions are available under all policies.
(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .60%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        JANUS ASPEN                                       MFS(R)
                           SERIES                          LORD ABBETT   INVESTORS
                         WORLDWIDE                           MID-CAP       TRUST
                           GROWTH                             VALUE       SERIES
    ----------------------------------------------------   -----------   ---------
      2002       2001       2000       1999       1998        2002         2002
    ------------------------------------------------------------------------------
    $    262   $    267   $    247   $     51   $     --    $     --     $     --
          31         23         17          3         --          --           --
    $   8.45   $  11.43   $  14.84   $  17.72   $  10.85    $     --     $     --
       (26.0%)    (23.0%)    (16.3%)     63.3%       8.5%         --           --
         0.2%      (0.2%)                                         --           --
    $     --   $     --   $     --   $     --   $     --    $     --     $     --
          --         --         --         --         --          --           --
    $     --   $     --   $     --   $     --   $     --    $     --     $     --
          --         --         --         --         --          --           --
          --         --                                           --           --
    $      1   $     --   $     --   $     --   $     --    $      9     $     47
          --         --         --         --         --           1            5
    $   7.90   $     --   $     --   $     --   $     --    $   9.69     $   9.52
       (21.0%)       --         --         --         --        (3.1%)       (4.8%)
         1.2%        --                                          6.6%        (0.3%)

                                     T. ROWE PRICE
            T. ROWE PRICE            LIMITED TERM
            EQUITY INCOME                BOND
    ------------------------------   -------------
      2002       2001       2000         2002
    ----------------------------------------------
    $    213   $    183   $    124     $     --
          21         16         11           --
    $   9.92   $  11.50   $  11.41     $     --
       (13.7%)      0.8%      14.1%          --
         0.9%       0.8%                     --
    $     --   $     --   $     --     $     --
          --         --         --           --
    $   8.76   $     --   $     --     $     --
       (12.4%)       --         --           --
         0.8%        --                      --
    $    703   $     --   $     --     $     33
          84         --         --            3
    $   8.39   $     --   $     --     $  10.15
       (16.1%)       --         --          1.5%
         1.8%        --                     4.3%

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced, Dreyfus VIF Small Cap (Initial Shares), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Investment Grade Bond (Initial Class), Fidelity VIP Mid-Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Lord Abbett Mid-Cap Value, MFS(R) Investors Trust Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity, Morgan Stanley UIF U.S. Real Estate, T. Rowe Price Equity Income and T. Rowe Price Limited Term Bond Investment Divisions (constituting the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I) at December 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 20, 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2002 AND 2001

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2002       2001
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $24,515    $19,657
Equity securities
  Available for sale, at fair value                                70         95
Mortgage loans                                                  2,389      2,138
Policy loans                                                      577        575
Other investments                                                 739        917
                                                              -------    -------
     Total investments                                         28,290     23,382

Cash and cash equivalents                                       1,362        790
Deferred policy acquisition costs                               1,781      1,887
Interest in annuity contracts                                   2,958      2,512
Other assets                                                    1,440        518
Separate account assets                                         9,245     10,418
                                                              -------    -------
     Total assets                                             $45,076    $39,507
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $25,260    $20,949
Future policy benefits                                            967        678
Policy claims                                                     103        107
Obligations under structured settlement agreements              2,958      2,512
Other liabilities                                               3,280      2,177
Separate account liabilities                                    9,154     10,339
                                                              -------    -------
     Total liabilities                                         41,722     36,762
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        910        780
Accumulated other comprehensive income                            451        104
Retained earnings                                               1,968      1,836
                                                              -------    -------
     Total stockholder's equity                                 3,354      2,745
                                                              -------    -------
     Total liabilities and stockholder's equity               $45,076    $39,507
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  144    $  235    $  144
  Fees -- universal life and annuity policies                    546       509       530
  Net investment income                                        1,647     1,452     1,315
  Net investment losses                                          (49)      (50)      (39)
  Other income                                                    16         9        10
                                                              ------    ------    ------
     Total revenues                                            2,304     2,155     1,960
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,280     1,133       971
  Policyholder benefits                                          305       354       330
  Operating expenses                                             554       536       503
                                                              ------    ------    ------
     Total expenses                                            2,139     2,023     1,804
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change in
  accounting principle                                           165       132       156
Income tax (benefit)/expense                                      (1)       31        53
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      166       101       103
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            --        14        --
                                                              ------    ------    ------
NET INCOME                                                    $  166    $  115    $  103
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                   YEARS ENDED DECEMBER 31, 2002, 2001, 2000

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2000                      $25         $480        $1,618         $(191)          $1,932
Comprehensive income:
  Net income                                                               103                            103
     Other comprehensive income, net of tax:
       Unrealized investment gains, net of
          related offsets, reclassification
          adjustments and income taxes                                                   160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                     25          780         1,836           104            2,745
Comprehensive income:
  Net income                                                               166                            166
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      350              350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                       130                                          130
  Transfer of Taiwan branch net assets to
     an affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)           (3)             (37)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2002                    $25         $910        $1,968         $ 451           $3,354
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2002        2001        2000
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    166    $    115    $    103
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (12)        (36)        (21)
     Net capitalization of deferred policy acquisition costs      (441)       (380)       (304)
     Annuity and universal life fees                              (257)       (227)       (233)
     Interest credited to policyholders' account balances        1,292       1,133         971
     Net investment losses                                          49          50          39
     Deferred income taxes                                          (1)         21          54
     Cumulative effect of a change in accounting principle          --         (14)         --
     (Increase) decrease in:
       Net separate accounts assets and liabilities                 --         (35)         22
       Other assets and other liabilities                          112          98         (64)
       Trading securities                                           29          --          --
     Increase (decrease) in:
       Policy claims                                                (4)         34           4
       Future policy benefits                                      170         186         147
                                                              --------    --------    --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES              1,103         945         718
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                24,951      28,757       8,161
     Maturity of available for sale fixed maturities             1,090       1,902       1,497
     Maturity of held to maturity fixed maturities                  --          --          73
     Sale of equity securities                                      38         109          74
     Repayment of mortgage loans                                   466         322         354
     Sale of other investments                                     206          58          65
  Cost of:
     Available for sale fixed maturities acquired              (30,915)    (33,811)    (11,031)
     Held to maturity fixed maturities acquired                     --          --         (17)
     Equity securities acquired                                    (66)       (112)       (113)
     Mortgage loans acquired                                      (791)       (469)       (439)
     Other investments acquired                                    (21)       (715)       (216)
  Policy loans (net)                                               (27)        (32)        (33)
  Increase (decrease) in loaned securities                         747          23         422
  Securities sold under agreements to repurchase (net)             514         153        (488)
                                                              --------    --------    --------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,808)     (3,815)     (1,691)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    5,351       4,525       2,000
     Withdrawals                                                (1,501)     (1,396)     (1,026)
     Net transfers from (to) the separate accounts                (585)       (536)       (318)
  Transfer of Taiwan branch cash to an affiliated company         (116)         --          --
  Capital contribution received from parent                        130         300          --
                                                              --------    --------    --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              3,279       2,893         656
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    (2)         --          (3)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               572          23        (320)
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       790         767       1,087
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $  1,362    $    790    $    767
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2002, 2001 AND 2000

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC" or the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive and variable insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

INVESTMENTS

     Fixed maturity investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in other comprehensive income, net of deferred taxes and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method.

     Equity securities are carried at fair value. For equity securities classified as available for sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and certain deferred acquisition cost and policyholder account balance offsets.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value; 3) the duration and extent to which the fair value has been less than cost; and 4) the financial condition and near-term prospects of the issuer.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discount/premium and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. These specific valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Other investments consist primarily of investments in limited partnerships and limited liability companies, investment real estate and derivatives. Limited partnerships and limited liability companies are carried on the equity method of accounting. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Net investment gains (losses) on sales are computed using the specific identification method.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and mortality and expense charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES

     NYLIAC is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

SEPARATE ACCOUNTS

     NYLIAC has established non-guaranteed, guaranteed and registered separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at fair value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its separate accounts funding variable life and annuity products, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect fair value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value.

     For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value. In addition, mortgage loans, many of which have balloon payment maturities, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at then current market rates.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, any such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefit features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

     As a subsidiary of a mutual life insurance company, the Company is subject to a tax on its equity base ("EBT"). The EBT has been suspended for 3 years beginning with the 2001 tax year (see Note 8 -- Federal Income Taxes). As a result of the suspension, in 2002 the Company released the prior accrual held for the EBT. In the absence of legislation extending the suspension or eliminating this tax, the Company would be subject to this tax beginning in 2004. There can be no assurance whether or when any such legislation will be enacted or what impact a failure to extend the suspension or eliminate the tax would have on the Company's tax liability.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No.133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker dealer quotations or management's pricing model.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2002 and 2001, the maturity distribution of fixed maturities was as follows (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2002                       2001
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   607      $   616       $   628      $   639
Due after one year through five years                   4,211        4,411         3,736        3,838
Due after five years through ten years                  6,709        7,088         5,060        5,088
Due after ten years                                     3,090        3,289         3,267        3,277
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,398        1,503         1,047        1,085
  Other mortgage-backed securities                      5,119        5,434         4,337        4,415
  Other asset-backed securities                         2,102        2,174         1,307        1,315
                                                      -------      -------       -------      -------
     Total Available for Sale                         $23,236      $24,515       $19,382      $19,657
                                                      =======      =======       =======      =======

     At December 31, 2002 and 2001, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2002
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government
  corporations and agencies                          $ 1,022       $   48         $  1        $ 1,069
U.S. agencies, state and municipal                       376           58           --            434
Foreign governments                                      105           11           --            116
Corporate                                             14,512        1,025          249         15,288
Other mortgage-backed securities                       5,119          316            1          5,434
Other asset-backed securities                          2,102           94           22          2,174
                                                     -------       ------         ----        -------
     Total Available for Sale                        $23,236       $1,552         $273        $24,515
                                                     =======       ======         ====        =======

                                                                           2001
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government
  corporations and agencies                          $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                       274          20            --            294
Foreign governments                                      110           3             1            112
Corporate                                             12,581         380           231         12,730
Other mortgage-backed securities                       4,337         100            22          4,415
Other asset-backed securities                          1,307          30            22          1,315
                                                     -------        ----          ----        -------
     Total Available for Sale                        $19,382        $555          $280        $19,657
                                                     =======        ====          ====        =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2002 and 2001, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2002    $ 81      $  --          $11           $70
  2001    $103      $   6          $14           $95

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2002 and 2001 is estimated to be $2,614 million and $2,227 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2002 and 2001, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $60 million and $27 million at fixed and floating interest rates ranging from 3.7% to 8.5% and from 6.6% to 8.5%, respectively. These commitments are diversified by property type and geographic region.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2002 and 2001, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                           2002                 2001
                                     -----------------    -----------------
                                     CARRYING    % OF     CARRYING    % OF
                                      VALUE      TOTAL     VALUE      TOTAL
                                     --------    -----    --------    -----
Property Type:
  Office buildings                    $  855      35.8%    $  776      36.3%
  Retail                                 397      16.6%       394      18.4%
  Apartment buildings                    258      10.8%       194       9.1%
  Residential                            604      25.3%       494      23.1%
  Other                                  275      11.5%       280      13.1%
                                      ------     -----     ------     -----
     Total                            $2,389     100.0%    $2,138     100.0%
                                      ======     =====     ======     =====
Geographic Region:
  Central                             $  606      25.4%    $  573      26.8%
  Pacific                                474      19.8%       329      15.4%
  Middle Atlantic                        486      20.3%       469      21.9%
  South Atlantic                         654      27.4%       528      24.7%
  New England                            169       7.1%       170       8.0%
  Other                                   --        --         69       3.2%
                                      ------     -----     ------     -----
     Total                            $2,389     100.0%    $2,138     100.0%
                                      ======     =====     ======     =====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS

     The components of other investments as of December 31, 2002 and 2001 were as follows (in millions):

                                                           2002    2001
                                                           ----    ----
Limited liability company                                  $675    $873
Limited partnerships                                         17      14
Real estate                                                  17      18
Derivatives                                                  26       4
Other                                                         4       8
                                                           ----    ----
     Total other investments                               $739    $917
                                                           ====    ====

     Accumulated depreciation on real estate at both December 31, 2002 and 2001 was $5 million. Depreciation expense totaled $1 million for each year ended December 31, 2002, 2001 and 2000.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million and $14 million at December 31, 2002 and 2001, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included in available for sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2002, 2001 and 2000, were as follows (in millions):

                                              2002      2001      2000
                                             ------    ------    ------
Fixed maturities                             $1,448    $1,238    $1,121
Equity securities                                 3         6         7
Mortgage loans                                  170       155       147
Policy loans                                     45        47        46
Other investments                                30        45        26
                                             ------    ------    ------
  Gross investment income                     1,696     1,491     1,347
Investment expenses                             (49)      (39)      (32)
                                             ------    ------    ------
     Net investment income                   $1,647    $1,452    $1,315
                                             ======    ======    ======

     For the years ended December 31, 2002, 2001 and 2000, investment gains (losses) computed under the specific identification method were as follows (in millions):

                                               2002                           2001                           2000
                                     -------------------------      -------------------------      -------------------------
                                     GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                     -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                     $192               $(236)      $163               $(217)      $ 80               $(157)
Equity securities                       8                  (8)        11                  (9)        17                  (7)
Mortgage loans                          1                  (1)        --                  (1)         8                  (1)
Derivative instruments                  1                  (4)         1                  (7)        --                  --
Other investments                      --                  (2)        10                  (1)        25                  (4)
                                     ----               -----       ----               -----       ----               -----
     Subtotal                        $202               $(251)      $185               $(235)      $130               $(169)
                                     ====               =====       ====               =====       ====               =====
Total net investment losses                    $(49)                          $(50)                          $(39)
                                               ====                           ====                           ====

     The table above includes other than temporary impairment losses for fixed maturities of $70 million, $33 million and $7 million for the years ended December 31, 2002, 2001 and 2000, respectively. For the three years ended December 31, 2002 there were no other than temporary impairment losses for equity securities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     On April 1, 2002 the Company transferred the convertible bond and preferred stock portfolios from available for sale into the trading category. The net gain released from unrealized gains in other comprehensive income and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $3 million. The trading portfolio was subsequently sold during 2002.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available for sale investments are included in the accompanying Balance Sheet as a component of "Accumulated other comprehensive income". Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in the accompanying Statement of Income. The amounts for the years ended December 31, 2002, 2001 and 2000 are as follows (in millions):

                                                         2002    2001    2000
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $104    $(31)   $(191)
                                                         ----    ----    -----
Cumulative effect of a change in accounting principle      --      (2)      --
                                                         ----    ----    -----
Changes in net unrealized investment gains attributable
  to:
  Investments:
     Net unrealized investment gains arising during the
       period                                             663     172      220
     Less: Reclassification adjustments for gains
       (losses) included in net income                      9     (64)     (41)
                                                         ----    ----    -----
     Change in net unrealized investment gains, net of
       adjustments                                        654     236      261
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                       (15)     --       (3)
     Deferred policy acquisition costs                   (289)    (99)     (98)
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)        350     137      160
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         (3)     --       --
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $451    $104    $ (31)
                                                         ====    ====    =====

     Net unrealized gains on investments arising during the periods reported in the preceding table are net of income tax expense of $357 million, $93 million and $118 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense (benefit) of $5 million, ($34) million and $(22) million, respectively.

     Policyholders' account balance reported in the preceding table are net of income tax benefit of $8 million and $2 million for the years ended December 31, 2002 and 2000, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2002, 2001 and 2000 are net of income tax benefit of $156 million, $53 million and $53 million, respectively.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's investment contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2002 and 2001, was $13,319 million and $10,247 million, respectively, and are included in policyholders' account balances in the accompanying Balance Sheet.

     The cumulative guaranteed minimum death benefit reserve at December 31, 2002 and 2001 was $55 million and $21 million, respectively, and is included in future policy benefits in the accompanying Balance Sheet.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains non-guaranteed, separate accounts for its variable deferred annuity and variable life products, several of which are registered with the Securities and Exchange Commission ("SEC"). NYLIAC maintains investments in the registered separate accounts of $52 million and $67 million at December 31, 2002 and 2001, respectively. The assets of the separate accounts, which are carried at fair value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC also maintains a guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a fair value adjustment imposed upon certain surrenders. The assets of this separate account, which are carried at fair value, primarily represent investments in investment grade corporate bonds and mortgage-backed securities.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2002, 2001 and 2000 was as follows (in millions):

                                                              2002      2001      2000
                                                             ------    ------    ------
Balance at beginning of year                                 $1,887    $1,660    $1,507
  Current year additions                                        630       558       444
  Amortized during year                                        (189)     (179)     (140)
  Adjustment for change in unrealized investment gains         (445)     (152)     (151)
  Transfer of Taiwan branch to an affiliated company           (102)       --        --
                                                             ------    ------    ------
Balance at end of year                                       $1,781    $1,887    $1,660
                                                             ======    ======    ======

     On July 1, 2002, deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                             2002    2001    2000
                                                             ----    ----    ----
Current:
  Federal                                                    $(1)    $ 8     $(3)
  State and local                                              1       2       2
                                                             ---     ---     ---
                                                              --      10      (1)
Deferred:
  Federal                                                     (1)     21      54
                                                             ---     ---     ---
Income tax (benefit)/expense                                 $(1)    $31     $53
                                                             ===     ===     ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows (in millions):

                                                              2002    2001
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $427    $358
  Employee and agents benefits                                  58      57
                                                              ----    ----
     Deferred tax assets                                       485     415
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            608     513
  Investments                                                  194      63
  Other                                                         46      26
                                                              ----    ----
     Deferred tax liabilities                                  848     602
                                                              ----    ----
       Net deferred tax liability                             $363    $187
                                                              ====    ====

     Set forth below is a reconciliation of the federal income tax rate to the effective tax rate for 2002, 2001 and 2000:

                                                          2002     2001     2000
                                                          -----    -----    ----
Statutory federal income tax rate                          35.0%    35.0%   35.0%
Current year equity base tax                                 --     12.5    13.6
True down of prior year equity base tax                   (22.9)   (20.1)   (9.2)
Tax exempt income                                          (6.0)    (4.9)   (4.2)
Foreign branch termination                                 (3.8)      --      --
Other                                                      (2.9)     0.9    (1.2)
                                                          -----    -----    ----
Effective tax rate                                         (0.6)%   23.4%   34.0%
                                                          =====    =====    ====

     NYLIAC's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This act suspends the Company's equity base tax for the three year period beginning 2001. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount has been released in 2002 and is reflected as an adjustment to current income tax (benefit) expense in 2002 in the accompanying Statement of Income.

NOTE 9 -- REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

     NYLIAC has entered into cession reinsurance agreements on both a coinsurance basis and on a yearly renewable term basis with affiliated and non-affiliated companies. The total amount of ceded premiums included in the accompanying Statement of Income was $81 million, $2 million and $2 million at December 31, 2002, 2001 and 2000, respectively, and includes ceded premiums associated with the transfer of the Taiwan branch as described in Note
12 -- Related Party Transactions.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include corridor option contracts, interest rate swaps, interest rate floor and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cash flow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2002 and 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2002, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were no cashflow hedges of forecasted transactions as of December 31, 2002 and 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2002 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $7 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the accompanying Balance Sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the accompanying Balance Sheet at fair value. As of December 31, 2002 and 2001, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies during 2002 or 2001.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2002 and 2001, $1,318 million and $829 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     At December 31, 2002 and 2001, the Company recorded cash collateral received under these agreements of $1,350 million and $602 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2002 of $799 million ($284 million at December 31, 2001) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and NYLIAC. Such costs, amounting to $537 million, $458 million and $476 million for the years ended December 31, 2002, 2001 and 2000, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $13 million for its share of the net periodic post-retirement benefits expense in 2002 ($10 million and $7 million in 2001 and 2000, respectively) and $(2) million for the post-employment benefits expense in 2002 ($(6) million in 2001 and $2 million in 2000) under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     NYLIAC has entered into an investment advisory agreement with New York Life Investment Management, LLC ("NYLIM"), a wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2002, 2001 and 2000, the total cost for these services amounted to $28 million, $16 million and $10 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     NYLIAC recorded annuity and universal life fee income of $9 million and $8 million from NYLIM for administration and advisory fees for the years ended December 31, 2002 and 2001.

     At December 31, 2002 and 2001, NYLIAC had a net liability of $159 million and $157 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     NYLIAC is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, NYLIAC owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.84% to 7.81%. NYLIAC has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2002 and 2001 the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $2,958 million and $2,512 million, respectively.

     In addition, NYLIAC has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. NYLIAC has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2002 and 2001 the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $176 million, respectively.

     NYLIAC has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute NYLIAC's variable product policies, and allows the use of registered representatives of NYLIFE Securities, another indirect wholly owned subsidiary of New York Life. In connection with this agreement, NYLIAC recorded commission expense to NYLIFE Securities' registered representatives of $71 million, $126 million and $166 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from NYLIAC. The maximum amount available to New York Life is $200 million. No outstanding balance was due to the Company at December 31, 2002 and December 31, 2001.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $200 million. No outstanding balance was due to New York Life at December 31, 2002 and December 31, 2001.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on NYLIAC's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                              2002
                                                              ----
Amounts recoverable from reinsurers                           $633
Premiums ceded                                                  74
Benefits ceded                                                  13

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $30 million, $20 million, and $8 million during 2002, 2001 and 2000, respectively.

     Total interest paid was $7 million, $21 million and $12 million during 2002, 2001 and 2000, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 -- Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2002 and 2001, statutory stockholder's equity was $1,404 million and $1,335 million, respectively. Statutory net income/(loss) for the years ended December 31, 2002, 2001 and 2000 was $(95) million, $(83) million and $0.4 million, respectively.

     The Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2002, 2001 and 2000. As of December 31, 2002, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $469 million. The maximum amount of dividends that may be paid in 2003 without prior approval is $138 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholders' equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an amendment to FASB Statement No. 133.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York

February 7, 2003

                            PART C. OTHER INFORMATION

ITEM 27.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.


(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.


(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.


(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Filed herewith.


(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
               No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.


(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.



(h)(15)        Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series
               Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit ( )( ) to Post-Effective Amendment
               No.   to the registration statement on Form N-4 for NYLIAC
               Variable Annuity Separate Account-III (File No. 033-87382), filed 4/ /03 and incorporated herein by reference.


(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.


(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.



(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.


(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No.3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(j)            Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

               Jay S. Calhoun, Vice President, Treasurer and Director
                 (Principal Financial Officer)
               Richard M. Kernan, Jr., Director
               Robert D. Rock, Senior Vice President and Director
               Frederick J. Sievert, President and Director (Principal
                 Executive Officer)
               Stephen N. Steinig, Senior Vice President, Chief Actuary and
                 Director
               Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
               Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

               George J. Trapp, Director
               Frank M. Boccio, Director
               Phillip J. Hildebrand, Director
               Michael G. Gallo, Director
               Solomon Goldfinger, Director
               Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
               (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j)(9) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - 1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(k)              Legal Opinion.


                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.





(l)              Actuarial Opinion.




                 Not applicable.

(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.


(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.





(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 On the commencement of operations of each of the MainStay VP Mid Cap Core, the MainStay VP Mid Cap Growth and the MainStay VP Small Cap Growth Investment Divisions, NYLIAC infused the corresponding Portfolios of each of these Investment Divisions with seed capital of $5 million each.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary G. Benanav                                Executive Vice President and Chairman of Taiwan Branch
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Theodore Mathas                                Senior Vice President and Chief Operating Officer
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Richard C. Schwartz                            Senior Vice President
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         Camille Condon                                 Vice President and Controller
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Gary J. Miller                                 Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Micheal J. Oliviero                            Vice President - Tax
         Andrew N. Reiss                                Vice President and National Sales Manager
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Carol Springsteen                              Vice President
         John Swenson                                   Vice President
         Mark W. Talgo                                  Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.


         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.



         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.



--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine Partners GP, LLC                              Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Taiwan Corporation                         Taiwan
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.29%
          Limited (4)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    P.T. Asuransi Jiwa Sewu-New York Life (5)                          Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware



         (4) Held through controlled Thai nominee holding company.


         (5) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

ITEM 30.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.



      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.



      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The business address of each director and officer of NYLIFE Distributors Inc. is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director, Chairman and President
     Robert E. Brady                                 Director and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookmen                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 33.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 34.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on this 18th day of April, 2003.



                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ ROBERT J. HEBRON
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ ROBERT J. HEBRON
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



     Frank M. Boccio*               Director

     Carmela Condon*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Frederick J. Sievert*          Director and President

     Michael E. Sproule*            Director

     Seymour Sternberg*             Director

     George J. Trapp*               Director



*By:      /s/ ROBERT J. HEBRON
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      April 18, 2003



* Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX


Exhibit
 Number                                         Description

(g)(1)                  Automatic Reinsurance Agreement between NYLIAC and
                        Certain Reinsurers Relating to Certain NYLIAC Variable
                        Universal Life Policies

(k)                     Opinion and Consent of Thomas F. English, Esq.

(n)(1)                  Consent of PricewaterhouseCoopers LLP